UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03091

Name of Fund:  BlackRock Series Fund, Inc.

BlackRock Balanced Capital Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Global Allocation Portfolio

BlackRock High Yield Portfolio

BlackRock Large Cap Core Portfolio

BlackRock Money Market Portfolio

BlackRock Total Return Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Series Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2015

Date of reporting period: 03/31/2015

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1, Class A2D, 0.43%, 7/25/36 (a)	USD	520	$297,667
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class B, 2.31%, 4/15/27 (a)(b)		250	245,450
Auto ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	50	54,410
Battalion CLO IV Ltd., Series 2013-4A, Class A1, 1.63%, 10/22/25 (a)(b)	USD	250	248,355
Bayview Opportunity Master Fund IIIa Trust, Series 2014-16RP, Class A, 3.84%, 11/28/29 (a)(b)		145	145,997
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 6/15/30 (a)		54	30,001
Series 2000-A, Class A3, 7.83%, 6/15/30 (a)		50	28,740
Series 2000-A, Class A4, 8.29%, 6/15/30 (a)		85	51,887
Bear Stearns Asset-Backed Securities I Trust:
Series 2006-HE7, Class 1A2, 0.34%, 9/25/36-1/25/37 (a)		402	325,136
Series 2007-HE1, Class 21A2, 0.33%, 1/25/37 (a)		88	78,952
Series 2007-HE2, Class 22A, 0.31%, 3/25/37 (a)		40	32,104
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.65%, 1/20/25 (a)(b)		405	403,941
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A4, 0.39%, 1/25/37 (a)		100	61,316
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (b)		189	188,987
Chrysler Capital Auto Receivables Trust:
Series 2013-BA, Class A2, 0.56%, 12/15/16 (b)		24	23,989
Series 2013-BA, Class A4, 1.27%, 3/15/19 (b)		155	155,358
Series 2013-BA, Class B, 1.78%, 6/17/19 (b)		70	70,593
Series 2013-BA, Class C, 2.24%, 9/16/19 (b)		70	70,677

Asset-Backed Securities		Par (000)	Value
Series 2014-AA, Class B, 1.76%, 8/15/19 (b)	USD	200	$201,269
Series 2014-AA, Class C, 2.28%, 11/15/19 (b)		255	257,284
CIFC Funding Ltd.:
Series 2011-1AR, Class A1R, 1.55%, 1/19/23 (a)(b)		275	275,000
Series 2014-2A, Class A1L, 1.74%, 5/24/26 (a)(b)		480	478,497
Countrywide Asset-Backed Certificates:
Series 2006-14, Class 2A2, 0.32%, 2/25/37 (a)		77	72,272
Series 2006-8, Class 2A3, 0.33%, 1/25/46 (a)		144	127,931
Series 2006-SPS1, Class A, 0.39%, 12/25/25 (a)		7	20,420
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.49%, 10/20/43 (a)(b)		161	160,685
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (b)		298	303,250
Dryden XXIV Senior Loan Fund, Series 2012-24A, Class A, 1.66%, 11/15/23 (a)(b)		250	249,819
Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class C, 2.14%, 9/15/19		115	115,713
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.51%, 10/28/24 (a)(b)		280	277,483
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 0.53%, 4/15/36 (a)		73	64,164
Invitation Homes Trust:
Series 2014-SFR1, Class A, 1.18%, 6/17/31 (a)(b)		100	98,867
Series 2014-SFR2, Class A, 1.27%, 9/17/31 (a)(b)		100	98,977
Series 2014-SFR3, Class A, 1.37%, 12/17/31 (a)(b)		180	179,359
Series 2015-SFR1, Class A, 1.62%, 3/17/32 (a)(b)		98	98,567
Series 2015-SFR2, Class A, 1.53%, 6/17/32 (a)(b)		110	110,000
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.38%, 7/15/25 (a)(b)		500	490,750

Portfolio Abbreviations

ABS	Asset-Backed Security	EUR	Euro	REIT	Real Estate Investment Trust
ADR	American Depository Receipts	GO	General Obligation	RB	Revenue Bonds
BRL	Brazilian Real	IDR	Indonesian Rupiah	S&P	Standard & Poor’s
BZDIOVER	Overnight Brazil CETIP -	JIBAR	Johannesburg Interbank	TBA	To-be-announced
	Interbank Rate		Agreed Rate	TRY	Turkish Lira
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	TWD	Taiwan New Dollar
CHF	Swiss Franc	MXIBTIIE	Mexico Interbank TIIE 28 Day	USD	US Dollar
CLO	Collateralized Loan Obligation	MXN	Mexican Peso	ZAR	South African Rand
CMS	Constant Maturity Swap	OTC	Over-the-counter
COP	Colombian Peso	PLN	Polish Zloty

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Long Beach Mortgage Loan Trust, Series 2006-11, Class 1A, 0.33%, 12/25/36 (a)	USD	159	$105,182
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 0.77%, 12/25/34 (a)		78	74,480
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 1A, 0.39%, 4/25/37 (a)		458	218,480
MSCC Heloc Trust, Series 2007-1, Class A, 0.27%, 12/25/31 (a)		22	20,605
Navient Private Education Loan Trust:
Series 2014-CTA, Class A, 0.86%, 9/16/24 (a)(b)		200	199,795
Series 2014-CTA, Class B, 1.91%, 10/17/44 (a)(b)		250	247,241
Series 2015-AA, Class A2B, 1.36%, 12/15/28 (a)(b)		100	100,484
Series 2015-AA, Class A3, 1.86%, 11/15/30 (a)(b)		103	103,191
Nelnet Student Loan Trust:
Series 2006-1, Class A6, 0.71%, 8/23/36 (a)(b)		200	195,326
Series 2008-3, Class A4, 1.88%, 11/25/24 (a)		330	341,579
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.92%, 10/15/19 (b)		320	321,364
Northwoods Capital Corp./Northwoods Capital Ltd., Series 2012-9A, Class A, 1.65%, 1/18/24 (a)(b)		260	258,927
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.35%, 7/17/25 (a)(b)		305	300,577
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.53%, 8/23/24 (a)(b)		285	282,311
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (b)		455	455,687
Series 2014-2A, Class A, 2.47%, 9/18/24 (b)		490	488,741
Series 2014-2A, Class B, 3.02%, 9/18/24 (b)		100	99,170
Series 2014-2A, Class C, 4.33%, 9/18/24 (b)		145	143,357
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 1.38%, 7/22/25 (a)(b)		495	487,625
OZLM Funding Ltd., Series 2012-2A, Class A1, 1.71%, 10/30/23 (a)(b)		435	434,723
PFS Financing Corp., Series 2014-BA, Class A, 0.77%, 10/15/19 (a)(b)		460	460,243
Santander Drive Auto Receivables Trust:
Series 2014-S1, Class R, 1.42%, 8/16/18 (b)		35	34,852
Series 2014-S2, Class R, 1.43%, 11/16/18 (b)		68	68,237
Series 2014-S3, Class R, 1.43%, 2/19/19 (b)		39	38,840
Series 2014-S4, Class R, 1.43%, 4/16/19 (b)		58	57,793
Series 2014-S5, Class R, 1.43%, 6/18/19 (b)		62	61,720
Series 2014-S6, Class R, 1.43%, 12/17/19 (b)		117	117,819
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.73%, 4/25/35 (a)		12	12,329
Scholar Funding Trust:
Series 2011-A, Class A, 1.14%, 10/28/43 (a)(b)		170	170,684
Series 2013-A, Class A, 0.82%, 1/30/45 (a)(b)		564	558,991

Asset-Backed Securities		Par (000)	Value
SLM Private Credit Student Loan Trust:
Series 2002-A, Class A2, 0.79%, 12/16/30 (a)	USD	201	$198,687
Series 2004-B, Class A2, 0.43%, 6/15/21 (a)		333	331,351
Series 2004-B, Class A3, 0.56%, 3/15/24 (a)		225	215,382
Series 2005-A, Class A3, 0.44%, 6/15/23		220	213,795
Series 2005-B, Class A2, 0.41%, 3/15/23 (a)		86	84,978
Series 2006-A, Class A4, 0.43%, 12/15/23 (a)		640	634,002
Series 2006-C, Class A4, 0.40%, 3/15/23 (a)		81	80,163
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.67%, 1/15/43 (a)(b)		950	1,009,658
Series 2011-B, Class A2, 3.74%, 2/15/29 (b)		100	105,379
Series 2011-B, Class A3, 2.40%, 6/16/42 (a)(b)		400	422,964
Series 2011-C, Class A2A, 3.42%, 10/17/44 (a)(b)		185	198,784
Series 2011-C, Class A2B, 4.54%, 10/17/44 (b)		300	323,176
Series 2012-B, Class A2, 3.48%, 10/15/30 (b)		100	103,991
Series 2013-A, Class A1, 0.76%, 8/15/22 (a)(b)		139	139,556
Series 2013-A, Class A2A, 1.77%, 5/17/27 (b)		210	209,518
Series 2013-B, Class A2A, 1.85%, 6/17/30 (b)		1,695	1,683,554
Series 2013-C, Class A2A, 2.94%, 10/15/31 (b)		345	355,098
Series 2013-C, Class B, 3.50%, 6/15/44 (b)		500	500,903
SMB Private Education Loan Trust, Series 2014-A, Class A1, 0.67%, 9/15/21 (a)(b)		228	227,540
SoFi Professional Loan Program LLC, Series 2015-A, Class A2, 2.40%, 3/25/30 (b)		98	98,118
Soundview Home Loan Trust, Series 2005-OPT3, Class A4, 0.47%, 11/25/35 (a)		225	224,015
SpringCastle America Funding LLC:
Series 2014-AA, Class A, 2.70%, 5/25/23 (b)		583	584,766
Series 2014-AA, Class B, 4.61%, 10/25/27 (b)		390	396,484
Springleaf Funding Trust:
Series 2015-AA, Class A, 3.16%, 11/15/24 (b)		420	423,981
Series 2015-AA, Class B, 3.62%, 11/15/24 (b)		320	323,294
Structured Asset Investment Loan Trust:
Series 2004-8, Class M4, 1.67%, 9/25/34 (a)		71	61,473
Series 2005-HE3, Class M1, 0.65%, 9/25/35 (a)		44	39,168
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.47%, 1/25/35 (a)		133	122,386
SWAY Residential Trust, Series 2014-1, Class A, 1.47%, 1/17/20 (a)(b)		257	256,406
Symphony CLO XII Ltd., Series 2013-12A, Class A, 1.53%, 10/15/25 (a)(b)		380	376,710
TICP CLO III Ltd., Series 2014-3A, Class B1, 2.35%, 1/20/27 (a)(b)		250	250,774

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
U.S. Residential Opportunity Fund Trust, Series 2015-1IV, Class A, 3.72%, 2/27/35 (b)	USD	100	$99,656
Venture XIX CLO Ltd., Series 2014-19A, Class A, 1.84%, 1/15/26 (a)(b)		250	250,567
Venture XX CLO Ltd., Series 2015-20A, Class B1, 2.37%, 4/15/27 (a)(b)		250	246,925
Vibrant CLO Ltd., Series 2012-1A, Class A1, 1.71%, 7/17/24 (a)(b)		780	776,178
Voya CLO Ltd., Series 2012-2RA, Class BR, 2.22%, 10/15/22 (a)(b)		250	250,000
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 0.30%, 7/25/37 (a)(b)		41	36,171
Ziggurat CLO I Ltd., Series 2014-1A, Class A1, 1.81%, 10/17/26 (a)(b)		515	515,721
Total Asset-Backed Securities — 4.7%			25,025,492

Common Stocks		Shares
Aerospace & Defense — 0.7%
Honeywell International, Inc.		4,800	500,688
Raytheon Co.		31,990	3,494,908

			3,995,596
Air Freight & Logistics — 0.7%
FedEx Corp.		22,740	3,762,333
Airlines — 1.1%
Southwest Airlines Co.		52,400	2,321,320
United Continental Holdings, Inc. (c)		52,300	3,517,175

			5,838,495
Auto Components — 0.3%
Lear Corp.		16,600	1,839,612
Banks — 7.3%
Bank of America Corp.		529,615	8,150,775
Citigroup, Inc.		142,193	7,325,783
JPMorgan Chase & Co.		156,390	9,474,106
SunTrust Banks, Inc.		107,750	4,427,448
U.S. Bancorp		190,050	8,299,483
Wells Fargo & Co.		29,740	1,617,856

			39,295,451
Beverages — 1.7%
Dr Pepper Snapple Group, Inc.		69,500	5,454,360
Molson Coors Brewing Co., Class B		48,700	3,625,715

			9,080,075
Biotechnology — 1.2%
Amgen, Inc.		39,410	6,299,689
Capital Markets — 0.7%
The Goldman Sachs Group, Inc.		19,350	3,637,220
Chemicals — 0.4%
Cabot Corp.		19,687	885,915
The Dow Chemical Co.		23,300	1,117,934

			2,003,849
Communications Equipment — 2.0%
Brocade Communications Systems, Inc.		237,003	2,812,041
Cisco Systems, Inc.		198,970	5,476,649
QUALCOMM, Inc.		35,860	2,486,532

			10,775,222
Construction & Engineering — 0.5%
AECOM (c)		78,530	2,420,295

Common Stocks	Shares	Value
Consumer Finance — 1.5%
Discover Financial Services	96,650	$5,446,228
SLM Corp. (c)	297,280	2,758,758

		8,204,986
Containers & Packaging — 0.5%
Packaging Corp. of America	30,975	2,421,935
Electronic Equipment, Instruments & Components — 0.4%
TE Connectivity Ltd.	4,690	335,898
Zebra Technologies Corp., Class A (c)	18,477	1,676,141

		2,012,039
Energy Equipment & Services — 1.4%
Atwood Oceanics, Inc.	29,700	834,867
Halliburton Co.	14,340	629,239
Schlumberger Ltd.	62,340	5,201,650
Weatherford International PLC (c)	82,380	1,013,274

		7,679,030
Food & Staples Retailing — 2.6%
CVS Health Corp.	104,775	10,813,828
The Kroger Co.	5,310	407,065
Wal-Mart Stores, Inc.	30,320	2,493,820

		13,714,713
Food Products — 0.3%
Pilgrim’s Pride Corp. (d)	22,300	503,757
Tyson Foods, Inc., Class A	24,300	930,690

		1,434,447
Health Care Equipment & Supplies — 0.1%
Medtronic PLC	4,940	385,271
Health Care Providers & Services — 7.3%
Aetna, Inc.	70,180	7,476,275
Centene Corp. (c)	59,300	4,191,917
Cigna Corp.	40,000	5,177,600
Express Scripts Holding Co. (c)	12,400	1,075,948
Humana, Inc.	16,000	2,848,320
Laboratory Corp. of America Holdings (c)	29,660	3,739,829
McKesson Corp.	20,180	4,564,716
UnitedHealth Group, Inc.	50,420	5,964,182
Universal Health Services, Inc., Class B	34,857	4,103,017

		39,141,804
Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	80,804	3,865,663
Las Vegas Sands Corp.	30,100	1,656,704

		5,522,367
Industrial Conglomerates — 1.6%
3M Co.	50,425	8,317,604
Insurance — 2.2%
American International Group, Inc.	138,250	7,574,718
The Travelers Cos., Inc.	38,875	4,203,554

		11,778,272
Internet & Catalog Retail — 0.3%
The Priceline Group, Inc. (c)	1,360	1,583,244
Internet Software & Services — 2.4%
Facebook, Inc., Class A (c)	56,800	4,669,812
Google, Inc., Class A (c)	7,480	4,149,156
Google, Inc., Class C (c)	7,690	4,214,120

		13,033,088
IT Services — 2.4%
Alliance Data Systems Corp. (c)	2,200	651,750

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	3

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
Amdocs Ltd.	43,431	$2,362,646
Cognizant Technology Solutions Corp., Class A (c)	23,300	1,453,687
DST Systems, Inc.	6,886	762,349
MasterCard, Inc., Class A	67,570	5,837,372
Total System Services, Inc.	49,229	1,878,086

		12,945,890
Machinery — 0.9%
Parker Hannifin Corp.	20,663	2,454,351
WABCO Holdings, Inc. (c)	19,520	2,398,618

		4,852,969
Media — 2.0%
Comcast Corp., Class A	160,300	9,052,141
Omnicom Group, Inc.	18,100	1,411,438

		10,463,579
Multiline Retail — 0.4%
Macy’s, Inc.	36,660	2,379,601
Multi-Utilities — 0.2%
Public Service Enterprise Group, Inc.	29,100	1,219,872
Oil, Gas & Consumable Fuels — 2.7%
BP PLC — ADR	95,760	3,745,174
Exxon Mobil Corp.	13,940	1,184,900
Hess Corp.	32,562	2,209,983
Marathon Petroleum Corp.	15,448	1,581,721
PBF Energy, Inc., Class A	25,260	856,819
Suncor Energy, Inc.	143,130	4,186,553
Tesoro Corp.	10,242	934,992

		14,700,142
Paper & Forest Products — 0.4%
Domtar Corp.	50,700	2,343,354
Pharmaceuticals — 2.9%
AstraZeneca PLC — ADR	49,400	3,380,442
Johnson & Johnson	11,300	1,136,780
Merck & Co., Inc.	14,086	809,663
Pfizer, Inc.	11,160	388,256
Shire PLC — ADR	13,400	3,206,486
Teva Pharmaceutical Industries Ltd. — ADR	108,305	6,747,402

		15,669,029
Road & Rail — 0.6%
Norfolk Southern Corp.	20,600	2,120,152
Union Pacific Corp.	9,800	1,061,438

		3,181,590
Semiconductors & Semiconductor Equipment — 2.6%
Intel Corp.	207,270	6,481,333
Micron Technology, Inc. (c)	215,570	5,848,414
NVIDIA Corp.	67,400	1,410,345

		13,740,092
Software — 1.3%
Microsoft Corp.	106,210	4,317,968
Oracle Corp.	64,830	2,797,415

		7,115,383
Specialty Retail — 3.1%
The Home Depot, Inc.	46,500	5,282,865
Lowe’s Companies, Inc.	118,200	8,792,898
Ross Stores, Inc.	26,368	2,778,132

		16,853,895

Common Stocks		Shares	Value
Technology Hardware, Storage & Peripherals — 3.4%
Apple Inc.		40,740	$5,069,278
EMC Corp.		171,500	4,383,540
Hewlett-Packard Co.		105,724	3,294,360
Western Digital Corp.		63,140	5,746,371

			18,493,549
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp. (c)		9,400	684,978
Fossil Group, Inc. (c)		14,500	1,195,525

			1,880,503
Total Common Stocks — 61.5%			330,016,085

Corporate Bonds		Par (000)
Aerospace & Defense — 0.0%
Lockheed Martin Corp.:
2.90%, 3/01/25	USD	24	24,173
3.60%, 3/01/35		53	52,973
4.07%, 12/15/42		50	52,225
Northrop Grumman Corp., 3.85%, 4/15/45		87	85,642
Raytheon Co., 3.15%, 12/15/24		25	25,955

			240,968
Air Freight & Logistics — 0.0%
FedEx Corp.:
4.90%, 1/15/34		113	127,238
4.10%, 2/01/45		55	54,917

			182,155
Airlines — 0.1%
American Airlines Group, Inc., 4.63%, 3/01/20 (b)		91	89,123
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 5/01/27		216	217,620
Southwest Airlines Co., 2.75%, 11/06/19		45	46,024
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 3/15/27 (b)		66	66,990
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		19	19,285
United Continental Holdings, Inc., Series B, 6.00%, 7/15/28		105	105,000

			544,042
Auto Components — 0.1%
BorgWarner, Inc., 3.38%, 3/15/25		80	82,343
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		48	48,360
4.88%, 3/15/19		65	66,219
6.00%, 8/01/20		80	83,104

			280,026
Automobiles — 0.1%
Daimler Finance North America LLC, 2.25%, 3/02/20 (b)		341	343,342
General Motors Co.:
4.88%, 10/02/23		115	124,512
4.00%, 4/01/25		74	75,163
6.25%, 10/02/43		50	61,253

			604,270
Banks — 1.8%
Abbey National Treasury Services PLC, 2.38%, 3/16/20		247	248,762

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Banks (concluded)
Bank of America Corp.:
2.60%, 1/15/19	USD	1,024	$1,042,219
3.30%, 1/11/23		391	396,098
4.00%, 1/22/25		199	200,610
4.88%, 4/01/44		28	31,515
The Bank of Nova Scotia:
1.30%, 7/21/17		323	323,520
2.80%, 7/21/21		403	411,679
Barclays PLC, 2.75%, 11/08/19		200	201,970
BB&T Corp., 2.45%, 1/15/20		97	98,674
Citigroup, Inc.:
1.85%, 11/24/17		200	201,405
1.80%, 2/05/18		180	180,376
2.50%, 9/26/18		183	186,587
2.50%, 7/29/19		410	415,846
2.40%, 2/18/20		335	336,195
3.88%, 3/26/25		125	125,470
Commonwealth Bank of Australia, 2.42%, 3/12/20		250	252,251
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (b)		760	771,400
HSBC Holdings PLC, 4.25%, 3/14/24		421	441,775
HSBC USA, Inc., 2.35%, 3/05/20		548	551,252
JPMorgan Chase & Co.:
1.35%, 2/15/17		461	462,781
2.35%, 1/28/19		242	245,967
2.20%, 10/22/19		96	96,261
2.25%, 1/23/20		345	345,739
3.88%, 9/10/24		260	266,731
Macquarie Bank Ltd.:
1.65%, 3/24/17 (b)		114	114,577
1.60%, 10/27/17 (b)		162	161,925
Royal Bank of Canada, 2.15%, 3/06/20		262	264,259
Swedbank AB, 2.20%, 3/04/20 (b)		318	319,448
U.S. Bancorp, 2.95%, 7/15/22		183	186,160
Wells Fargo & Co.:
1.50%, 7/01/15		161	161,423
2.13%, 4/22/19		213	215,590
2.15%, 1/30/20		205	206,058
3.30%, 9/09/24		68	70,233
3.00%, 2/19/25		276	277,187

			9,811,943
Beverages — 0.0%
Anheuser-Busch InBev Finance, Inc., 3.70%, 2/01/24		50	52,935
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		46	44,858

			97,793
Biotechnology — 0.1%
Amgen, Inc., 5.65%, 6/15/42		87	106,615
Celgene Corp.:
2.25%, 5/15/19		98	98,993
3.25%, 8/15/22		101	103,263
Gilead Sciences, Inc.:
2.35%, 2/01/20		25	25,687
4.50%, 2/01/45		60	66,265

			400,823
Capital Markets — 0.6%
The Bank of New York Mellon Corp.:
2.10%, 1/15/19		162	163,984
3.00%, 2/24/25		164	166,381
Credit Suisse, 3.00%, 10/29/21		250	254,813

Corporate Bonds		Par (000)	Value
Capital Markets (concluded)
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20 (b)	USD	250	$251,426
Deutsche Bank AG, 1.88%, 2/13/18		115	115,162
The Goldman Sachs Group, Inc.:
3.63%, 2/07/16		109	111,332
2.90%, 7/19/18		236	243,909
2.63%, 1/31/19		247	252,351
2.55%, 10/23/19		406	411,643
3.50%, 1/23/25		79	80,387
4.80%, 7/08/44		51	56,640
Jefferies Group LLC, 6.50%, 1/20/43		30	29,850
Morgan Stanley:
2.65%, 1/27/20		180	182,506
3.75%, 2/25/23		528	552,995
4.30%, 1/27/45		222	230,042

			3,103,421
Chemicals — 0.2%
Agrium, Inc.:
3.15%, 10/01/22		64	64,173
4.13%, 3/15/35		55	54,530
The Dow Chemical Co.:
4.38%, 11/15/42		32	32,108
4.63%, 10/01/44		43	44,949
Eastman Chemical Co.:
2.70%, 1/15/20		90	91,301
3.60%, 8/15/22		124	128,899
4.80%, 9/01/42		58	60,526
Ecolab, Inc., 2.25%, 1/12/20		67	67,419
LYB International Finance BV, 4.00%, 7/15/23		267	282,825
Monsanto Co., 3.60%, 7/15/42		38	35,982
The Sherwin-Williams Co., 4.00%, 12/15/42		26	26,483

			889,195
Commercial Services & Supplies — 0.0%
Republic Services, Inc., 3.20%, 3/15/25		127	127,545
Waste Management, Inc.:
3.13%, 3/01/25		54	54,520
3.90%, 3/01/35		62	63,545

			245,610
Communications Equipment — 0.0%
Cisco Systems, Inc., 2.13%, 3/01/19		38	38,778
Juniper Networks, Inc., 3.30%, 6/15/20		74	74,886

			113,664
Consumer Finance — 0.4%
Ally Financial, Inc., 5.13%, 9/30/24		180	185,625
American Express Credit Corp.:
1.13%, 6/05/17		261	260,949
2.25%, 8/15/19		164	166,376
Capital One NA/Mclean VA, 2.95%, 7/23/21		263	266,759
Discover Financial Services, 3.75%, 3/04/25		59	59,433
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		500	498,893
2.15%, 1/09/18		200	202,285
4.25%, 9/20/22		213	229,644
Synchrony Financial, 2.70%, 2/03/20		52	52,226
Toyota Motor Credit Corp., 2.75%, 5/17/21		345	356,513

			2,278,703
Containers & Packaging — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 6.88%, 2/15/21		320	336,800

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	5

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Diversified Financial Services — 0.3%
BP Capital Markets PLC, 2.24%, 5/10/19	USD	201	$203,165
General Electric Capital Corp.:
3.15%, 9/07/22		154	159,267
3.10%, 1/09/23		201	207,027
General Motors Financial Co., Inc.:
2.75%, 5/15/16		211	213,355
2.63%, 7/10/17		410	414,106
4.75%, 8/15/17		260	273,832
Moody’s Corp., 4.50%, 9/01/22		85	92,189
Shell International Finance BV, 3.63%, 8/21/42		46	45,382
Woodside Finance Ltd., 3.65%, 3/05/25 (b)		132	130,336

			1,738,659
Diversified Telecommunication Services — 0.4%
AT&T Inc.:
2.38%, 11/27/18		81	82,043
2.30%, 3/11/19		205	206,570
3.88%, 8/15/21		118	125,008
3.00%, 2/15/22		85	85,291
4.30%, 12/15/42		185	176,953
4.80%, 6/15/44		38	38,913
Level 3 Financing, Inc., 8.13%, 7/01/19		233	244,941
Verizon Communications, Inc.:
2.63%, 2/21/20		252	256,375
3.45%, 3/15/21		152	158,969
4.40%, 11/01/34		227	231,234
3.85%, 11/01/42		208	188,951
4.86%, 8/21/46		180	188,448

			1,983,696
Electric Utilities — 0.3%
Commonwealth Edison Co., 4.70%, 1/15/44		77	91,657
Duke Energy Carolinas LLC, 4.25%, 12/15/41		118	129,827
Duke Energy Corp., 3.75%, 4/15/24		35	37,464
Entergy Arkansas, Inc., 3.70%, 6/01/24		197	210,907
Florida Power & Light Co., 3.80%, 12/15/42		46	47,946
Georgia Power Co., 3.00%, 4/15/16		371	380,210
PacifiCorp, 3.60%, 4/01/24		265	283,934
Progress Energy, Inc., 4.88%, 12/01/19		20	22,434
Public Service Co. of Colorado, 2.50%, 3/15/23		110	110,400
Southern California Edison Co., 1.25%, 11/01/17		49	49,066
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (b)		64	66,850

			1,430,695
Electrical Equipment — 0.0%
Rockwell Automation, Inc., 2.88%, 3/01/25		90	90,725
Energy Equipment & Services — 0.0%
Ensco PLC, 5.75%, 10/01/44		22	21,307
Transocean, Inc., 6.80%, 3/15/38		30	21,525

			42,832
Food & Staples Retailing — 0.0%
CVS Health Corp., 5.30%, 12/05/43		36	43,979
Wal-Mart Stores, Inc.:
2.55%, 4/11/23		62	62,484
4.00%, 4/11/43		31	32,883

			139,346
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, 2.95%, 3/15/25		242	244,874
Baxter International, Inc., 2.40%, 8/15/22		86	83,033
Becton Dickinson and Co.:
1.80%, 12/15/17		35	35,268

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies (concluded)
2.68%, 12/15/19	USD	134	$136,870
3.13%, 11/08/21		64	65,741
4.69%, 12/15/44		20	21,734
Boston Scientific Corp., 2.65%, 10/01/18		96	97,057
CareFusion Corp., 1.45%, 5/15/17		102	102,077
Medtronic, Inc.:
2.50%, 3/15/20 (b)		82	83,815
3.13%, 3/15/22		78	80,876
4.63%, 3/15/44		119	133,121
Zimmer Holdings, Inc.:
3.55%, 4/01/25		144	146,987
4.25%, 8/15/35		106	109,339

			1,340,792
Health Care Providers & Services — 0.4%
Aetna, Inc.:
4.50%, 5/15/42		65	72,128
4.13%, 11/07/42		32	33,703
AmerisourceBergen Corp.:
1.15%, 5/15/17		254	253,111
3.25%, 3/01/25		31	31,413
4.25%, 3/01/45		31	32,561
Anthem, Inc.:
1.88%, 1/15/18		242	243,346
2.30%, 7/15/18		249	252,631
Series A, 3.70%, 8/15/21		107	113,140
3.30%, 1/15/23		178	180,817
Cigna Corp., 3.30%, 4/15/25		187	190,787
Express Scripts Holding Co.:
1.25%, 6/02/17		88	87,917
3.90%, 2/15/22		66	70,080
HCA, Inc., 5.25%, 4/15/25		180	194,400
Laboratory Corp. of America Holdings, 2.63%, 2/01/20		75	75,470
UnitedHealth Group, Inc.:
2.88%, 12/15/21		83	85,206
3.95%, 10/15/42		102	104,425

			2,021,135
Household Durables — 0.0%
Newell Rubbermaid, Inc., 2.88%, 12/01/19		210	214,002
Household Products — 0.0%
Kimberly-Clark Corp.:
1.90%, 5/22/19		182	183,910
2.65%, 3/01/25		40	40,071

			223,981
Industrial Conglomerates — 0.1%
Eaton Corp., 2.75%, 11/02/22		137	137,285
General Electric Co., 4.50%, 3/11/44		179	200,929

			338,214
Insurance — 0.5%
Aflac, Inc., 3.63%, 6/15/23		52	54,694
The Allstate Corp., 3.15%, 6/15/23		62	64,040
American International Group, Inc.:
3.88%, 1/15/35		62	62,310
4.50%, 7/16/44		61	65,478
4.38%, 1/15/55		53	53,414
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43		43	46,941
Lincoln National Corp., 3.35%, 3/09/25		31	31,355
Loews Corp., 2.63%, 5/15/23		62	60,537
Manulife Financial Corp., 3.40%, 9/17/15		172	174,119
MassMutual Global Funding II, 2.35%, 4/09/19 (b)		220	224,268

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Insurance (concluded)
MetLife, Inc., 4.05%, 3/01/45	USD	118	$122,203
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (b)		646	649,603
2.30%, 4/10/19 (b)		330	334,988
Prudential Financial, Inc.:
4.75%, 9/17/15		257	261,586
4.60%, 5/15/44		116	122,990
The Travelers Cos., Inc., 4.60%, 8/01/43		99	115,157
XLIT Ltd., 2.30%, 12/15/18		84	85,326

			2,529,009
Internet & Catalog Retail — 0.0%
Amazon.com, Inc., 2.60%, 12/05/19		132	135,206
IT Services — 0.0%
MasterCard Inc., 3.38%, 4/01/24		116	122,123
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.:
3.60%, 8/15/21		208	217,111
3.30%, 2/15/22		84	86,131

			303,242
Machinery — 0.1%
Caterpillar, Inc., 4.75%, 5/15/64		117	128,503
John Deere Capital Corp., 3.35%, 6/12/24		134	141,327

			269,830
Media — 0.5%
CBS Corp.:
2.30%, 8/15/19		102	102,016
3.50%, 1/15/25		69	69,673
Comcast Corp., 4.75%, 3/01/44		128	147,285
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.60%, 2/15/21		215	235,098
6.38%, 3/01/41		45	52,990
5.15%, 3/15/42		63	65,840
Discovery Communications LLC, 3.45%, 3/15/25		65	64,948
The Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		72	75,425
3.75%, 2/15/23		60	62,152
NBCUniversal Media LLC:
4.38%, 4/01/21		487	542,582
4.45%, 1/15/43		159	172,656
Scripps Networks Interactive, Inc., 2.75%, 11/15/19		136	137,150
Time Warner Cable, Inc.:
6.55%, 5/01/37		63	79,118
5.50%, 9/01/41		134	153,931
4.50%, 9/15/42		118	121,040
Time Warner, Inc.:
2.10%, 6/01/19		208	209,056
4.65%, 6/01/44		131	141,120
Viacom, Inc.:
2.75%, 12/15/19		161	163,536
4.50%, 3/01/21		85	92,110
4.85%, 12/15/34		35	36,158

			2,723,884
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.:
4.00%, 11/14/21		130	126,884
5.40%, 11/14/34		132	120,686
Newmont Mining Corp., 3.50%, 3/15/22		76	73,808
Novelis, Inc., 8.75%, 12/15/20		420	449,925

Corporate Bonds		Par (000)	Value
Metals & Mining (concluded)
Nucor Corp., 5.20%, 8/01/43	USD	41	$46,136
Rio Tinto Finance USA PLC, 2.88%, 8/21/22		4	3,973

			821,412
Multiline Retail — 0.0%
Macy’s Retail Holdings, Inc., 4.50%, 12/15/34		67	70,914
Target Corp.:
3.50%, 7/01/24		33	35,036
4.00%, 7/01/42		63	66,745

			172,695
Multi-Utilities — 0.2%
Berkshire Hathaway Energy Co.:
2.40%, 2/01/20		57	57,825
3.50%, 2/01/25		57	59,358
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		55	62,907
CMS Energy Corp., 3.88%, 3/01/24		65	69,499
Consumers Energy Co., 3.95%, 5/15/43		46	48,676
Dominion Resources, Inc.:
1.95%, 8/15/16		161	162,912
2.50%, 12/01/19		132	134,146
DTE Energy Co.:
2.40%, 12/01/19		41	41,667
3.50%, 6/01/24		160	166,237
NiSource Finance Corp., 3.85%, 2/15/23		93	98,152
Pacific Gas & Electric Co.:
4.75%, 2/15/44		60	69,146
4.30%, 3/15/45		46	49,502
PG&E Corp., 2.40%, 3/01/19		87	88,100
Sempra Energy, 2.88%, 10/01/22		45	44,987
Virginia Electric & Power Co., 4.45%, 2/15/44		46	51,836

			1,204,950
Oil, Gas & Consumable Fuels — 1.1%
Anadarko Petroleum Corp., 3.45%, 7/15/24		35	35,056
Chevron Corp.:
2.19%, 11/15/19		36	36,751
1.96%, 3/03/20		462	464,958
Continental Resources, Inc.:
3.80%, 6/01/24		62	57,148
4.90%, 6/01/44		71	62,616
Energy Transfer Partners LP:
4.15%, 10/01/20		68	71,387
4.65%, 6/01/21		219	233,989
Enterprise Products Operating LLC:
3.90%, 2/15/24		67	70,097
4.45%, 2/15/43		155	157,375
EOG Resources, Inc.:
2.45%, 4/01/20		316	320,972
3.90%, 4/01/35		241	247,128
Exxon Mobil Corp., 1.82%, 3/15/19		266	269,452
Kinder Morgan Energy Partners LP, 3.50%, 3/01/21		769	775,107
Kinder Morgan, Inc., 3.05%, 12/01/19		350	353,473
Laredo Petroleum, Inc., 7.38%, 5/01/22		15	15,469
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19		220	173,800
Marathon Petroleum Corp., 4.75%, 9/15/44		35	35,618
MEG Energy Corp., 6.50%, 3/15/21 (b)		20	18,500
Noble Energy, Inc., 4.15%, 12/15/21		238	252,076
Noble Holding International Ltd., 3.95%, 3/15/22		62	55,065
Occidental Petroleum Corp., 3.13%, 2/15/22		89	91,661
Peabody Energy Corp., 6.00%, 11/15/18		33	26,070

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	7

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Phillips 66, 4.88%, 11/15/44	USD	48	$51,404
Pioneer Natural Resources Co., 3.95%, 7/15/22		127	130,617
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/19		231	232,088
2.85%, 1/31/23		75	73,098
4.90%, 2/15/45		54	56,779
Southwestern Energy Co., 4.95%, 1/23/25		48	48,820
Spectra Energy Partners LP, 3.50%, 3/15/25		251	252,250
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		114	112,167
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		59	59,559
2.50%, 8/01/22		70	68,348
4.63%, 3/01/34		49	52,741
Valero Energy Corp., 3.65%, 3/15/25		209	213,741
Western Gas Partners LP, 4.00%, 7/01/22		191	194,153
Williams Partners LP:
4.00%, 11/15/21		225	230,967
3.60%, 3/15/22		127	126,603
4.50%, 11/15/23		34	35,254
4.90%, 1/15/45		143	134,097

			5,896,454
Paper & Forest Products — 0.0%
International Paper Co.:
3.65%, 6/15/24		63	64,233
4.80%, 6/15/44		91	93,461

			157,694
Pharmaceuticals — 0.6%
AbbVie, Inc.:
2.90%, 11/06/22		90	89,276
4.40%, 11/06/42		96	98,824
Actavis Funding SCS:
2.35%, 3/12/18		856	867,577
3.00%, 3/12/20		701	717,183
Bristol-Myers Squibb Co., 4.50%, 3/01/44		66	75,000
Eli Lilly & Co.:
2.75%, 6/01/25		21	21,093
3.70%, 3/01/45		49	49,014
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22		85	86,316
Merck & Co., Inc., 3.70%, 2/10/45		159	159,752
Mylan, Inc., 3.13%, 1/15/23 (b)		119	117,504
Novartis Capital Corp., 4.40%, 4/24/20		130	145,546
Pfizer, Inc.:
4.30%, 6/15/43		57	61,557
4.40%, 5/15/44		48	52,789
Roche Holdings, Inc., 2.88%, 9/29/21 (b)		200	207,068
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		56	58,979
VRX Escrow Corp., 6.13%, 4/15/25 (b)		171	176,985
Zoetis, Inc., 3.25%, 2/01/23		57	56,806

			3,041,269
Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.:
3.45%, 9/15/21		155	158,219
5.90%, 11/01/21		21	24,205
3.50%, 1/31/23		19	18,834
5.00%, 2/15/24		19	20,776
Omega Healthcare Investors, Inc., 4.50%, 4/01/27 (b)		50	48,875
Simon Property Group LP, 4.25%, 10/01/44		72	75,474
Ventas Realty LP, 3.75%, 5/01/24		80	82,185

			428,568

Corporate Bonds		Par (000)	Value
Real Estate Management & Development — 0.1%
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20	USD	466	$462,505
Road & Rail — 0.1%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23		69	70,385
4.15%, 4/01/45		36	37,449
CSX Corp., 4.10%, 3/15/44		48	49,992
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 2/01/22 (b)		137	136,958
Ryder System, Inc., 2.45%, 9/03/19		182	182,320
Union Pacific Corp.:
4.82%, 2/01/44		67	79,603
3.88%, 2/01/55		19	18,534
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		163	165,135

			740,376
Software — 0.2%
Adobe Systems, Inc., 3.25%, 2/01/25		59	59,634
First Data Corp., 7.38%, 6/15/19 (b)		115	120,175
Microsoft Corp.:
3.50%, 2/12/35		147	146,613
3.75%, 2/12/45		151	151,575
Oracle Corp.:
2.80%, 7/08/21		301	311,771
4.30%, 7/08/34		101	109,591

			899,359
Specialty Retail — 0.0%
The Home Depot, Inc., 4.40%, 3/15/45		21	23,447
Lowe’s Cos., Inc., 4.25%, 9/15/44		41	44,461
QVC, Inc., 3.13%, 4/01/19		55	55,378

			123,286
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc.:
2.10%, 5/06/19		613	626,734
3.45%, 2/09/45		44	41,767
Hewlett-Packard Co., 3.75%, 12/01/20		218	229,198
Seagate HDD Cayman, 5.75%, 12/01/34 (b)		3	3,207

			900,906
Tobacco — 0.1%
Altria Group, Inc.:
2.63%, 1/14/20		79	80,267
2.85%, 8/09/22		55	54,677
Lorillard Tobacco Co., 3.75%, 5/20/23		22	22,400
Philip Morris International, Inc.:
1.13%, 8/21/17		168	168,141
4.88%, 11/15/43		81	92,282
Reynolds American, Inc.:
3.25%, 11/01/22		71	70,649
4.75%, 11/01/42		66	68,077

			556,493
Trading Companies & Distributors — 0.0%
Air Lease Corp., 3.75%, 2/01/22		104	105,686
GATX Corp., 2.60%, 3/30/20		67	67,179
United Rentals North America, Inc., 7.63%, 4/15/22		45	49,230

			222,095
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 2.38%, 9/08/16		480	487,867
Sprint Communications, Inc., 9.00%, 11/15/18 (b)		480	550,800
Sprint Corp., 7.88%, 9/15/23		175	178,500

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (concluded)
T-Mobile USA, Inc.:
6.63%, 4/28/21	USD	65	$68,088
6.73%, 4/28/22		60	63,150
6.84%, 4/28/23		20	21,050
Vodafone Group PLC, 2.50%, 9/26/22		67	64,797

			1,434,252
Total Corporate Bonds — 9.7%			51,839,098

Foreign Agency Obligations
Norway — 0.1%
Statoil ASA, 2.90%, 11/08/20		365	382,373

Foreign Government Obligations
Brazil — 0.1%
Federative Republic of Brazil, 4.25%, 1/07/25		400	392,000
Colombia — 0.1%
Republic of Colombia:
4.38%, 3/21/23	COP	34,000	11,894
4.00%, 2/26/24		280	288,680

			300,574
Indonesia — 0.1%
Republic of Indonesia:
8.38%, 3/15/24	IDR	2,480,000	201,340
8.38%, 3/15/34		1,515,000	122,938

			324,278
Italy — 0.2%
Buoni Poliennali Del Tesoro Inflation Linked Bond:
2.35%, 9/15/19	EUR	612	806,196
2.10%, 9/15/21		205	270,635

			1,076,831
Mexico — 0.4%
United Mexican States:
4.75%, 6/14/18	MXN	7,300	478,828
5.00%, 12/11/19		2,000	129,547
6.50%, 6/09/22		4,600	315,232
4.00%, 10/02/23	USD	993	1,050,594
8.00%, 12/07/23	MXN	3,000	224,382

			2,198,583
Peru — 0.0%
Republic of Peru, 7.35%, 7/21/25	USD	150	204,000
Slovenia — 0.0%
Republic of Slovenia, 4.13%, 2/18/19 (b)		260	274,883
South Africa — 0.0%
Republic of South Africa:
7.75%, 2/28/23	ZAR	2,159	179,694
8.00%, 1/31/30		1,200	97,541

			277,235
Turkey — 0.1%
Turkey Government International Bond, 5.75%, 3/22/24	USD	480	533,808
Total Foreign Government Obligations — 1.0%			5,582,192

Investment Companies — 0.1%		Shares	Value
Utilities Select Sector SPDR Fund		11,400	$506,502
Non-Agency Mortgage-Backed Securities		Par (000)
Collateralized Mortgage Obligations — 1.0%
Countrywide Alternative Loan Trust:
Series 2005-72, Class A3, 0.47%, 1/25/36 (a)	USD	45	36,420
Series 2006-OA21, Class A1, 0.37%, 3/20/47 (a)		1,720	1,354,522
Series 2007-22, Class 2A16, 6.50%, 9/25/37		1,149	920,495
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, 1.07%, 4/25/46 (a)		96	53,643
Series 2006-OA5, Class 2A1, 0.37%, 4/25/46 (a)		183	147,073
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 2A1, 2.61%, 7/27/36 (a)(b)		459	463,128
Series 2011-5R, Class 2A1, 4.74%, 8/27/46 (a)(b)		365	356,922
Series 2015-PR1, Class A-1, 0.00%, 2/25/55 (a)(b)		210	204,750
Deutsche ALT-A Securities, Inc., Series 2007-RS1, Class A2, 0.67%, 1/27/37 (a)(b)		45	67,728
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 0.97%, 11/25/34 (a)		68	67,654
JPMorgan Madison Avenue Securities Trust, Series 2014-1, Class M1, 2.42%, 11/25/24 (a)(b)		93	93,679
LSTAR Securities Investment Trust:
Series 2014-1, Class Note, 3.27%, 9/01/21 (a)(b)		468	469,576
Series 2014-2, Class A, 2.16%, 12/01/21 (a)(b)		344	339,421
Series 2015-1, Class A, 2.17%, 1/01/20 (a)(b)		114	112,007
Series 2015-3, Class A, 2.18%, 3/01/20 (a)(b)		300	296,095
Residential Accredit Loans, Inc. Trust, Series 2006-QO2, Class A1, 0.39%, 2/25/46 (a)		225	107,767

			5,090,880
Commercial Mortgage-Backed Securities — 2.2%
American Homes 4 Rent Pass-Through Certificates, Series 2014-SFR2, Class A, 3.79%, 10/17/36 (b)		108	112,732
Banc of America Commercial Mortgage Trust:
Series 2006-5, Class AAB, 5.38%, 9/10/47		4	4,194
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (a)		30	31,263
Series 2007-3, Class A1A, 5.55%, 6/10/49 (a)		326	350,639
Series 2007-3, Class A4, 5.55%, 6/10/49 (a)		280	298,803
Series 2007-3, Class AJ, 5.55%, 6/10/49 (a)		60	61,733
Series 2007-5, Class AM, 5.77%, 2/10/51 (a)		130	138,644
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-FL1, Class A, 1.57%, 12/15/31 (a)(b)		105	105,164

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	9

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Barclays Commercial Mortgage Trust:
Series 2015-SLP, Class D, 3.38%, 2/15/28 (a)(b)	USD	100	$100,000
Series 2015-VFM, Class A2, 3.38%, 3/15/36 (a)(b)		100	102,927
Bayview Commercial Asset Trust, Series 2008-4, Class A3, 2.92%, 7/25/38 (a)(b)		186	182,858
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		296	312,886
Series 2007-PW16, Class AM, 5.90%, 6/11/40 (a)		54	58,784
Series 2007-PW17, Class A3, 5.74%, 6/11/50		56	56,274
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.67%, 7/05/33 (a)(b)		130	132,276
Carefree Portfolio Trust, Series 2014-CARE, Class A, 1.47%, 11/15/19 (a)(b)		100	99,764
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.57%, 12/15/27 (a)(b)		215	215,194
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class D, 4.46%, 4/10/46 (a)(b)		400	395,639
Series 2014-388G, Class A, 0.92%, 6/15/33 (a)(b)		273	271,702
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		250	265,684
Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (a)		40	43,831
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.77%, 5/15/46 (a)		245	264,474
Commercial Mortgage Pass-Through Certificates:
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		130	137,711
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (b)		285	292,285
Series 2013-FL3, Class A, 1.52%, 10/13/28 (a)(b)		282	283,107
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (b)		180	186,520
Series 2014-277P, Class A, 3.61%, 8/10/49 (a)(b)		500	532,431
Series 2014-CR20, Class A4, 3.59%, 11/10/47		10	10,638
Series 2014-CR21, Class B, 4.34%, 12/10/47		40	42,827
Series 2014-FL5, Class D, 2.15%, 10/15/31 (a)(b)		115	105,879
Series 2014-KYO, Class F, 3.66%, 6/11/27 (a)(b)		210	209,479
Series 2015-CR22, Class A5, 3.31%, 3/10/48		180	185,386
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1B 0.37%, 7/20/46 (a)		270	193,313
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.51%, 4/17/50		30	31,689
Deutsche Bank Re-REMIC Trust, Series 2011-C32, Class A3A, 5.72%, 6/17/49 (a)(b)		205	219,602
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (b)		225	230,065
GAHR Commericial Mortgage Trust, Series 2015-NRF, Class AFL1, 1.47%, 12/15/16 (a)(b)		100	99,974

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.55%, 12/10/27 (a)(b)	USD	460	$440,483
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.22%, 3/05/37 (b)		130	131,495
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB20, Class AJ, 6.08%, 2/12/51 (a)		55	57,880
Series 2007-LDPX, Class A1A, 5.44%, 1/15/49		114	122,289
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (a)		282	294,407
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (a)		249	261,195
Series 2014-FL6, Class A, 1.57%, 11/15/31 (a)(b)		140	140,166
Series 2015-CSMO, Class A, 1.43%, 1/15/32 (a)(b)		100	99,920
Series 2015-CSMO, Class D, 3.48%, 1/15/32 (a)(b)		100	100,060
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.84%, 6/12/50 (a)		145	152,059
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2, 3.10%, 12/15/47		42	44,069
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class AMFL, 0.35%, 2/12/44 (a)		32	31,024
Series 2007-HQ12, Class A2FX, 5.67%, 4/12/49 (a)		71	71,066
Series 2007-IQ13, Class A1A, 5.31%, 3/15/44		105	111,436
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		150	159,813
Series 2007-IQ14, Class A1A, 5.67%, 4/15/49 (a)		145	155,832
Morgan Stanley Re-REMIC Trust:
Series 2011-IO, Class C, 0.00%, 3/23/51 (b)(e)		200	189,000
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (b)		137	136,593
Series 2012-XA, Class A, 2.00%, 7/27/49 (b)		164	164,587
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.94%, 2/16/51 (a)(b)		902	938,840
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.22%, 4/15/32 (a)(b)		155	154,094
STRIPs Ltd.:
Series 2012-1A, Class A, 1.50%, 12/25/44 (b)		204	204,353
Series 2012-1A, Class B, 0.50%, 12/25/44 (b)		110	99,825
VFC LLC, Series 2014-2, Class A, 2.75%, 7/20/30 (b)		143	143,269
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (a)		35	35,911
Series 2006-WL7A, Class H, 0.55%, 9/15/21 (a)(b)		230	224,699
Series 2007-C33, Class AJ, 5.94%, 2/15/51 (a)		188	198,262

10	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Wells Fargo Commercial Mortgage Trust:
Series 2014-TISH, Class SCH1, 2.91%, 1/15/27 (a)(b)	USD	300	$297,587
Series 2015-C27, Class A5, 3.45%, 2/15/48		64	67,191
Series 2015-C27, Class C, 3.89%, 2/15/48		47	45,904
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (b)		104	104,475

			11,744,155
Interest Only Collateralized Mortgage Obligations — 0.0%
American Home Mortgage Investment Trust, Series 2007-1, Class GIOP, 2.08%, 5/25/47		153	27,442
Interest Only Commercial Mortgage-Backed Securities — 0.2%
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.60%, 11/05/36 (a)(b)		4,250	227,039
Commercial Mortgage Pass-Through Certificates:
Series 2013-LC6, Class XA, 1.77%, 1/10/46 (a)		2,445	200,767
Series 2015-3BP, Class XA, 0.05%, 2/10/35 (a)(b)		2,237	19,914
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, 1.72%, 2/10/46 (a)		3,268	310,089
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.21%, 4/10/47 (a)		990	74,120
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XA, 1.17%, 12/15/47 (a)		538	39,874
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class XA, 1.15%, 2/15/48 (a)		1,000	74,009
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class XA, 1.79%, 12/15/45 (a)(b)		1,034	98,822
Series 2014-C24, Class XA, 0.99%, 11/15/47 (a)		1,103	75,526
Series 2014-LC14, Class XA, 1.46%, 3/15/47 (a)		1,389	114,444

			1,234,604
Total Non-Agency Mortgage-Backed Securities — 3.4%			18,097,081

Other Interests (f)		Beneficial Interest (000)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (c)(g)		130	—
Lehman Brothers Holdings, Inc. (c)(g)		490	—
Total Other Interests — 0.0%			—

Preferred Securities
Capital Trusts		Par (000)
Banks — 0.1%
Bank of America Corp., 6.25% (a)(h)	USD	126	127,811
Citigroup, Inc.:
Series N, 5.80% (a)(h)		71	71,178
Series O, 5.88% (a)(h)		107	108,070

			307,059

Preferred Securities		Par (000)	Value
Capital Markets — 0.0%
State Street Capital Trust IV, 1.24%, 6/01/77 (a)		38	$32,110
Total Capital Trusts — 0.1%			339,169

Preferred Stocks		Shares
Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (b)(h)		200,000	212,040
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 8.25% (a)		10,000	41,600
Freddie Mac, Series Z, 8.38% (a)		10,000	41,600
Total Preferred Stocks — 0.0%			295,240
Trust Preferreds
Consumer Finance — 0.0%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (a)		10,500	275,625
Diversified Financial Services — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40 (a)		16,773	444,820
Total Trust Preferreds — 0.1%			720,445
Total Preferred Securities — 0.2%			1,354,854

Taxable Municipal Bonds		Par (000)
Los Angeles Community College District/CA GO, 6.60%, 8/01/42	USD	50	72,341
Metropolitan Transportation Authority RB, 6.81%, 11/15/40		55	78,167
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		45	58,872
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		66	99,310
New York City Water & Sewer System RB:
5.38%, 6/15/43		215	252,229
5.50%, 6/15/43		255	301,160
5.88%, 6/15/44		50	67,815
New York State Dormitory Authority RB, 5.39%, 3/15/40		50	63,817
Port Authority of New York & New Jersey RB, 4.96%, 8/01/46		85	101,465
State of California GO, 7.60%, 11/01/40		240	385,087
State of Illinois GO, 5.10%, 6/01/33		230	234,009
University of California RB, 4.86%, 5/15/12		50	53,923
Total Taxable Municipal Bonds — 0.3%			1,768,195

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.1%
Fannie Mae:
Series 2013-C01, Class M2, 5.41%, 10/25/23 (a)		590	644,948
Series 2014-C01, Class M2, 4.57%, 1/25/24 (a)		134	139,111

			784,059
Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae:
Series 2014-M13, Class A2, 3.02%, 8/25/24 (a)		40	41,467

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	11

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Series 2015-M3, Class A2, 2.72%, 10/25/24	USD	124	$126,158
Freddie Mac, Series K041, Class A2, 3.17%, 10/25/24		113	119,598

			287,223
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae, Series 2014-M13, Class X2, 0.24%, 2/25/24 (a)		5,019	62,776
Ginnie Mae:
Series 2012-120, Class IO, 0.95%, 2/16/53 (a)		1,299	91,848
Series 2014-40, Class AI, 1.00%, 2/16/39		619	19,353
Series 2014-52, Class AI, 0.83%, 8/16/41		391	11,204

			185,181
Mortgage-Backed Securities — 19.8%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/30 (i)		1,800	1,847,414
3.00%, 4/01/29-4/01/45 (a)(i)		9,836	10,185,941
3.14%, 3/01/41 (a)		98	104,636
3.18%, 12/01/40 (a)		140	148,404
3.34%, 6/01/41 (a)		176	186,040
3.50%, 7/01/26-4/01/45 (a)(i)		8,326	8,851,550
4.00%, 2/01/25-4/01/45 (i)		9,796	10,482,322
4.50%, 2/01/25-4/01/45 (i)		11,537	12,558,506
4.70%, 8/01/38 (a)		126	132,606
5.00%, 2/01/33-4/01/45 (i)		6,240	6,955,803
5.50%, 2/01/35-4/01/45 (i)		1,819	2,057,823
6.00%, 12/01/27-4/01/45 (i)		1,582	1,808,798
6.50%, 5/01/40		543	622,975
Freddie Mac Mortgage-Backed Securities:
2.50%, 4/01/30 (i)		1,000	1,025,313
3.00%, 4/01/30-4/01/45 (i)		3,937	4,037,755
3.02%, 2/01/41 (a)		116	123,701
3.50%, 4/01/42-4/01/45 (i)		5,470	5,736,570
4.00%, 4/01/44-4/01/45 (i)		4,587	4,903,739
4.50%, 2/01/39-4/01/45 (i)		3,519	3,830,430
5.00%, 8/01/40-4/01/45 (i)		1,182	1,312,440
5.50%, 6/01/41-4/01/45 (i)		512	573,925
6.00%, 1/01/34		228	260,722
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/45 (i)		3,165	3,257,687
3.50%, 12/15/42-4/15/45 (i)		6,329	6,671,723
4.00%, 9/20/40-4/15/45 (i)		11,845	12,654,876
4.50%, 5/20/41-4/15/45 (i)		3,254	3,574,655
5.00%, 12/15/38-4/15/45 (i)		1,492	1,664,608
5.50%, 4/15/45 (i)		700	789,578
7.50%, 3/15/32		5	6,474

			106,367,014
Total U.S. Government Sponsored Agency Securities — 20.0%			107,623,477

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds, 2.50%, 2/15/45	USD	5,662	$5,609,703
U.S. Treasury Inflation Indexed Bonds:
0.75%, 2/15/42 (j)		781	789,788
1.38%, 2/15/44		403	473,892
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25		750	755,170
U.S. Treasury Notes:
0.50%, 3/31/17		2,035	2,032,774
1.00%, 3/15/18		9,365	9,399,388
1.38%, 3/31/20		13,631	13,631,000
1.75%, 2/28/22-3/31/22		2,755	2,762,382
2.00%, 2/15/25		2,032	2,045,060
Total U.S. Treasury Obligations — 7.0%			37,499,157
Total Long-Term Investments (Cost — $509,569,530) — 108.0%			579,694,506

Money Market Funds		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (k)(l)		9,416,999	9,416,999
Total Short-Term Securities (Cost — $9,416,999) — 1.8%			9,416,999

Options Purchased
(Cost — $476,928) — 0.1%			472,808
Total Investments Before Options Written and TBA Sale Commitments (Cost — $519,463,457*) — 109.9%			589,584,313

Options Written
(Premiums Received — $ 442,755) — (0.1)%			(467,220)

TBA Sale Commitments (i)		Par (000)
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/30	USD	600	(616,219)
3.00%, 4/01/30-4/01/45		2,600	(2,715,157)
3.50%, 4/01/30 (i)		1,876	(1,990,319)
4.00%, 4/01/30-4/01/45 (i)		3,550	(3,783,383)
4.50%, 4/01/45 (i)		7,810	(8,510,914)
5.00%, 4/01/45 (i)		5,400	(6,000,592)
5.50%, 4/01/45 (i)		1,100	(1,238,969)
6.00%, 4/01/45		300	(342,234)
Freddie Mac Mortgage-Backed Securities:
3.00%, 4/01/44		1,115	(1,137,474)
3.50%, 4/01/45		1,800	(1,886,449)
4.00%, 4/01/45		1,800	(1,922,625)

12	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

TBA Sale Commitments (i)		Par (000)	Value
4.50%, 4/01/45	USD	1,500	$(1,633,477)
5.50%, 4/01/45		100	(112,203)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/45		500	(514,834)
3.50%, 4/15/45 (i)		3,200	(3,367,484)
4.00%, 7/15/43-4/15/45		9,180	(9,788,187)
4.50%, 4/15/44		1,000	(1,102,531)
Total TBA Sale Commitments (Proceeds — $46,488,535) — (8.7)%			(46,663,051)
Total Investments Net of Options Written and TBA Sale Commitments — 101.1%			542,454,042
Liabilities in Excess of Other Assets — (1.1)%			(5,870,854)

Net Assets — 100.0%			$536,583,188

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$520,666,000

Gross unrealized appreciation	$76,221,929
Gross unrealized depreciation	(7,303,616)

Net unrealized appreciation	$68,918,313

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Security, or a portion of security, is on loan.

(e)	Zero-coupon bond.

(f)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Security is perpetual in nature and has no stated maturity date.

(i)	Represents or includes a TBA transaction. As of March 31, 2015, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$911,281	$3,977
BNP Paribas Securities Corp.	$(422,480)	$(3,355)
Citigroup Global Markets, Inc.	$(2,576,568)	$(4,374)
Credit Suisse Securities (USA) LLC	$2,799,681	$15,788
Deutsche Bank Securities, Inc.	$5,367,247	$37,338
Goldman Sachs & Co.	$(2,726,706)	$(12,496)
J.P. Morgan Securities LLC	$6,703,183	$52,776
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(87,336)	$(7,977)
Morgan Stanley & Co. LLC	$1,227,914	$8,477
Nomura Securities International, Inc.	$819,998	$10,936
SG Americas Securities LLC	$(108,898)	$(398)
Wells Fargo Securities, LLC	$1,822,133	$8,961

(j)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.

(k)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity	Shares/Beneficial Interest Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,865,211	7,551,788	9,416,999	$733
BlackRock Liquidity Series, LLC, Money Market Series	$561,281	$(561,281)	—	$1,718

(l)	Represents the current yield as of report date.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	13

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(2)	Euro-BTP Italian Government Bond Futures	Eurex	June 2015	USD	302,316	$(1,104)
(3)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2015	USD	360,633	(1,117)
83	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2015	USD	18,189,969	64,498
61	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2015	USD	7,863,281	81,837
42	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	June 2015	USD	6,882,750	113,287
7	U.S. Ultra Treasury Bonds	Chicago Board of Trade	June 2015	USD	1,189,125	17,654
(22)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	5,453,800	(10,405)
(8)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	1,979,400	(3,336)
(8)	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	1,975,500	(4,947)
(43)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	10,598,963	(28,434)
(5)	Euro Dollar Futures	Chicago Mercantile	March 2017	USD	1,230,625	(3,382)
Total						$224,551

•	As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	91,052	MXN	1,385,122	BNP Paribas S.A.	4/07/15	$289
USD	73,915	MXN	1,102,555	JPMorgan Chase Bank N.A.	4/07/15	1,668
EUR	797,000	USD	862,922	Bank of America N.A.	4/21/15	(5,699)
EUR	416,000	USD	446,528	Citibank N.A.	4/21/15	775
EUR	37,000	USD	39,363	Goldman Sachs Bank USA	4/21/15	433
USD	470,309	EUR	433,000	Citibank N.A.	4/21/15	4,591
USD	3,355,832	EUR	2,908,000	Citibank N.A.	4/21/15	228,099
USD	468,486	EUR	418,000	Deutsche Bank AG	4/21/15	18,901
USD	13,509	EUR	12,000	JPMorgan Chase Bank N.A.	4/21/15	602
USD	6,763	EUR	6,000	Morgan Stanley Capital Services LLC	4/21/15	310
USD	10,522	EUR	9,400	Morgan Stanley Capital Services LLC	4/21/15	412
USD	158,083	EUR	140,000	UBS AG	4/21/15	7,504
USD	289,202	MXN	4,241,000	HSBC Bank PLC	4/21/15	11,565
USD	115,780	MXN	1,705,000	Morgan Stanley Capital Services LLC	4/21/15	4,163
USD	95,208	MXN	1,401,000	Standard Chartered Bank	4/21/15	3,491
PLN	447,211	USD	119,927	Standard Chartered Bank	5/04/15	(2,056)
PLN	448,744	USD	118,845	Standard Chartered Bank	5/04/15	(570)
USD	104,753	PLN	388,202	Standard Chartered Bank	5/04/15	2,435
USD	138,768	PLN	514,427	Standard Chartered Bank	5/04/15	3,181
USD	112,911	MXN	1,690,970	Morgan Stanley Capital Services LLC	5/06/15	2,328
TRY	1,214,887	USD	533,313	Goldman Sachs International	5/07/15	(70,710)
USD	32,698	TRY	74,116	Bank of America N.A.	5/07/15	4,476
USD	41,569	TRY	95,263	Bank of America N.A.	5/07/15	4,913
USD	43,297	TRY	98,103	Bank of America N.A.	5/07/15	5,941
USD	149,129	TRY	336,241	BNP Paribas S.A.	5/07/15	21,095
USD	74,067	TRY	170,021	Deutsche Bank AG	5/07/15	8,645
USD	103,522	TRY	233,163	Deutsche Bank AG	5/07/15	14,739
USD	85,964	TRY	193,856	Goldman Sachs International	5/07/15	12,147
USD	15,073	COP	39,479,174	Credit Suisse International	5/13/15	(29)
USD	69,775	MXN	1,045,276	Morgan Stanley Capital Services LLC	5/13/15	1,452
USD	4,272	MXN	66,362	Morgan Stanley Capital Services LLC	5/18/15	(64)

14	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	239,318	MXN	3,585,169	Morgan Stanley Capital Services LLC	5/18/15	$5,064
USD	66,877	MXN	1,002,296	Morgan Stanley Capital Services LLC	5/20/15	1,397
USD	80,665	MXN	1,237,420	Morgan Stanley Capital Services LLC	5/26/15	(141)
USD	159,486	MXN	2,405,215	Morgan Stanley Capital Services LLC	5/26/15	2,420
USD	66,217	MXN	992,871	Morgan Stanley Capital Services LLC	5/27/15	1,385
USD	81,605	ZAR	983,572	Citibank N.A.	5/29/15	1,303
USD	202,987	ZAR	2,447,058	Citibank N.A.	5/29/15	3,203
USD	745	IDR	9,763,939	Deutsche Bank AG	6/17/15	12
USD	106,955	IDR	1,412,345,856	Deutsche Bank AG	6/17/15	946
USD	74,595	IDR	977,942,291	Deutsche Bank AG	6/17/15	1,191
USD	151,343	IDR	1,989,857,709	Deutsche Bank AG	6/17/15	1,986
Total						$303,793

•	As of March 31, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 90-Day	Put	USD	98.63	6/12/15	8	$500
Euro Dollar 90-Day	Put	USD	98.88	6/12/15	5	1,063
Euro Dollar 90-Day	Put	USD	98.75	6/12/15	4	475
Euro Dollar 90-Day	Put	USD	98.50	9/11/15	13	3,331
Total						$5,369

•	As of March 31, 2015, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
1-Year Interest Rate Swap	Credit Suisse International	Call	11.40%	Receive	1-day BZDIOVER	7/01/15	BRL	3,305	$176
1-Year Interest Rate Swap	Deutsche Bank AG	Call	11.40%	Receive	1-day BZDIOVER	7/01/15	BRL	1,180	63
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.90%	Receive	3-month LIBOR	8/24/15	USD	3,255	52,190
5-Year Interest Rate Swap	Citibank N.A.	Call	2.53%	Receive	3-month LIBOR	9/30/15	USD	3,530	140,111
5-Year Interest Rate Swap	Bank of America N.A.	Call	2.09%	Receive	3-month LIBOR	2/10/16	USD	7,453	158,869
5-Year Interest Rate Swap	Goldman Sachs International	Put	1.90%	Pay	3-month LIBOR	8/24/15	USD	3,255	21,355
5-Year Interest Rate Swap	Citibank N.A.	Put	2.53%	Pay	3-month LIBOR	9/30/15	USD	3,530	7,268
5-Year Interest Rate Swap	Bank of America N.A.	Put	2.09%	Pay	3-month LIBOR	2/10/16	USD	7,453	87,407
Total									$467,439

•	As of March 31, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 90-Day	Call	USD	98.75	9/11/15	12	$(6,600)
Euro Dollar 90-Day	Put	USD	98.38	6/12/15	4	(75)
Euro Dollar 1-Year Mid-Curve	Put	USD	98.00	9/11/15	13	(731)
Total						$(7,406)

•	As of March 31, 2015, OTC interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.77%	Pay	3-month LIBOR	4/24/15	USD	5,635	$(61,085)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	15

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

As of March 31, 2015, OTC interest rate swaptions written were as follows: (concluded)

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
1-Year Interest Rate Swap	Credit Suisse International	Call	3.83%	Pay	28-day MXIBTIIE	6/26/15	MXN	6,074	$(251)
1-Year Interest Rate Swap	Credit Suisse International	Call	10.60%	Pay	1-day BZDIOVER	7/01/15	BRL	3,305	(34)
1-Year Interest Rate Swap	Deutsche Bank AG	Call	10.60%	Pay	1-day BZDIOVER	7/01/15	BRL	1,180	(12)
10-Year Interest Rate Swap	Citibank N.A.	Call	3.00%	Pay	3-month LIBOR	9/30/15	USD	1,868	(150,259)
10-Year Interest Rate Swap	Bank of America N.A.	Call	2.37%	Pay	3-month LIBOR	2/10/16	USD	3,922	(142,294)
5-Year Interest Rate Swap	Goldman Sachs International	Put	1.77%	Receive	3-month LIBOR	4/24/15	USD	5,635	(5,388)
10-Year Interest Rate Swap	Citibank N.A.	Put	3.00%	Receive	3-month LIBOR	9/30/15	USD	1,868	(5,400)
10-Year Interest Rate Swap	Bank of America N.A.	Put	2.37%	Receive	3-month LIBOR	2/10/16	USD	3,922	(95,091)
Total									$(459,814)

•	As of March 31, 2015, interest rate indexed floors purchased outstanding were as follows:

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Depreciation
10Y-2Y CMS Index Floor[1]	0.50%	Goldman Sachs International	12/16/15	USD	88,085	$53,938	$96,894	$(42,956)

[1]	Fund pays the upfront premium and receives the greater of the exercise rate minus the difference of the 10-year CMS Index and 2-year CMS Index or $0.

•	As of March 31, 2015, interest rate indexed floors sold outstanding were as follows:

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Received	Unrealized Appreciation
10Y-2Y CMS Index Floor[1]	0.00%	Goldman Sachs International	12/16/15	USD	(88,085)	$(9,775)	$(26,426)	$16,651

[1]	Fund receives the upfront premium and pays the greater of the exercise rate minus the difference of the 10-year CMS Index and 2-year CMS Index or $0.

•	As of March 31, 2015, centrally cleared credit default swaps – buy protection outstanding were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation
CDX.NA.IG Series 24 Version 1	1.00%	Chicago Mercantile	6/20/20	USD	692	$124

•	As of March 31, 2015, centrally cleared credit default swaps – sold protection outstanding were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 24 Version 1	5.00%	Chicago Mercantile	6/20/20	B+	USD	4,610	$18,457

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of March 31, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/26/16	USD	695	$(979)
1.26%[1]	3-month LIBOR	Chicago Mercantile	1/12/16[2]	1/12/17	USD	9,370	(24,416)
2.21%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/28/22	USD	99	(3,295)
1.89%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/05/25	USD	100	947
0.73%[1]	6-month EURIBOR	Chicago Mercantile	N/A	2/20/25	EUR	80	(1,512)

16	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

As of March 31, 2015, centrally cleared interest rate swaps outstanding were as follows: (concluded)

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.75%[1]	6-month EURIBOR	Chicago Mercantile	N/A	2/20/25	EUR	80	(1,692)
Total							$(30,947)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

•	As of March 31, 2015, OTC credit default swaps – buy protection outstanding were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Radian Group, Inc.	5.00%	Citibank N.A.	6/20/15	USD	720	$(7,778)	$1,835	$(9,613)
Genworth Holdings, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/16	USD	115	2,454	1,666	788
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/20	USD	108	5,626	5,859	(233)
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	119	6,214	6,373	(159)
Total						$6,516	$15,733	$(9,217)

•	As of March 31, 2015, OTC credit default swaps – sold protection outstanding were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Transocean, Inc.	1.00%	Goldman Sachs International	6/20/19	BB+	USD	145	$(31,423)	$(3,840)	$(27,583)
Transocean, Inc.	1.00%	Goldman Sachs International	6/20/19	BB+	USD	25	(5,418)	(661)	(4,757)
Barrick Gold Corp.	1.00%	Deutsche Bank AG	12/20/19	BBB-	USD	95	(1,973)	(3,530)	1,557
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	45	(10,930)	(3,430)	(7,500)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	40	(9,716)	(2,879)	(6,837)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	35	(8,501)	(2,580)	(5,921)
Apache Corp.	1.00%	JPMorgan Chase Bank N.A.	3/20/20	A-	USD	80	(1,000)	(3,439)	2,439
Freeport-McMoRan, Inc.	1.00%	Citibank N.A.	3/20/20	BBB-	USD	110	(7,247)	(9,373)	2,126
Freeport-McMoRan, Inc.	1.00%	Citibank N.A.	3/20/20	BBB-	USD	65	(4,282)	(4,954)	672
Freeport-McMoRan, Inc.	1.00%	Credit Suisse International	3/20/20	BBB-	USD	25	(1,647)	(1,834)	187
The Goldman Sachs Group, Inc.	1.00%	Bank of America N.A.	6/20/20	A-	USD	270	2,080	1,571	509
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	60	(715)	(977)	262
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	60	(715)	(827)	112
United Mexican States	1.00%	Citibank N.A.	6/20/20	BBB+	USD	122	(1,451)	(2,218)	767
United Mexican States	1.00%	HSBC Bank PLC	6/20/20	BBB+	USD	67	(802)	(1,202)	400
Barrick Gold Corp.	1.00%	Goldman Sachs International	6/20/21	BBB-	USD	206	(11,753)	(15,133)	3,380
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	670	(11,645)	(63,169)	51,524
CMBX.NA Series 3 AM	0.50%	Royal Bank of Scotland PLC	12/13/49	BBB-	USD	1,320	(22,941)	(126,026)	103,085
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB	USD	120	(3,078)	(17,081)	14,003
Total							$(133,157)	$(261,582)	$128,425

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of March 31, 2015, OTC interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.30%[1]	1-day BZDIOVER	Bank of America N.A.	1/04/16	BRL	2,954	$6,288	$88	$6,200
12.30%[2]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	1,936	(4,121)	(58)	(4,063)
11.36%[2]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	1,404	(4,855)	(19)	(4,836)
11.12%[2]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	367	(1,822)	(3)	(1,819)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	17

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

As of March 31, 2015, OTC interest rate swaps outstanding were as follows: (concluded)

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
11.26%[2]	1-day BZDIOVER	Deutsche Bank AG	1/04/16	BRL	339	$(1,470)	$(7)	$(1,463)
12.14%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	2,490	2,023	119	1,904
11.80%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	1,716	(502)	43	(545)
12.13%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	1,312	1,127	62	1,065
11.85%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	860	(1,185)	(20)	(1,165)
11.91%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	770	2,069	(18)	2,087
4.19%[2]	28-day MXIBTIIE	Deutsche Bank AG	12/16/16	MXN	3,637	(194)	(19)	(175)
12.50%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/17	BRL	794	(2,875)	(30)	(2,845)
11.17%[1]	1-day BZDIOVER	Credit Suisse International	1/02/17	BRL	832	8,971	15	8,956
12.18%[1]	1-day BZDIOVER	Deutsche Bank AG	1/02/17	BRL	300	1,345	15	1,330
12.22%[1]	1-day BZDIOVER	Deutsche Bank AG	1/02/17	BRL	164	680	9	671
13.11%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/17	BRL	535	(535)	(10)	(525)
12.18%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/17	BRL	343	(1,092)	(10)	(1,082)
4.35%[1]	28-day MXIBTIIE	Bank of America N.A.	11/17/17	MXN	1,237	366	8	358
13.34%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/18	BRL	583	721	(7)	728
13.14%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/18	BRL	351	(236)	(3)	(233)
4.69%[1]	28-day MXIBTIIE	Bank of America N.A.	3/16/18	MXN	1,297	(1,251)	10	(1,261)
4.55%[1]	28-day MXIBTIIE	Barclays Bank PLC	3/21/18	MXN	1,273	301	18	283
4.57%[1]	28-day MXIBTIIE	Citibank N.A.	3/21/18	MXN	1,273	253	18	235
4.85%[1]	28-day MXIBTIIE	Bank of America N.A.	11/01/18	MXN	959	(4)	3	(7)
4.72%[1]	28-day MXIBTIIE	Citibank N.A.	11/14/18	MXN	1,470	890	4	886
5.05%[1]	28-day MXIBTIIE	Citibank N.A.	11/15/19	MXN	1,024	256	11	245
5.04%[1]	28-day MXIBTIIE	Bank of America N.A.	11/18/19	MXN	970	351	3	348
4.81%[2]	28-day MXIBTIIE	Bank of America N.A.	1/28/20	MXN	754	(935)	—	(935)
5.59%[2]	28-day MXIBTIIE	Goldman Sachs International	3/04/20	MXN	3,099	2,982	(13)	2,995
5.42%[2]	28-day MXIBTIIE	Goldman Sachs International	3/06/20	MXN	1,772	825	(27)	852
5.23%[2]	28-day MXIBTIIE	Bank of America N.A.	3/12/20	MXN	2,358	(337)	(8)	(329)
5.21%[2]	28-day MXIBTIIE	Deutsche Bank AG	3/16/20	MXN	2,719	(598)	(10)	(588)
2.57%[2]	3-month LIBOR	Deutsche Bank AG	10/27/20	USD	300	18,531	—	18,531
12.97%[2]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	315	227	(1)	228
11.41%[1]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	253	5,958	6	5,952
12.05%[2]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	116	(1,612)	(1)	(1,611)
11.84%[2]	1-day BZDIOVER	HSBC Bank PLC	1/04/21	BRL	78	(1,358)	—	(1,358)
11.72%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/21	BRL	56	(1,078)	(2)	(1,076)
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	550	(57,143)	—	(57,143)
2.16%[1]	3-month LIBOR	Bank of America N.A.	5/28/23	USD	200	(5,299)	—	(5,299)
2.31%[1]	3-month LIBOR	Deutsche Bank AG	5/31/23	USD	200	(6,255)	—	(6,255)
6.19%[2]	28-day MXIBTIIE	Goldman Sachs International	7/25/24	MXN	1,507	1,822	(9)	1,831
6.37%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	9/18/24	MXN	1,144	2,558	(7)	2,565
5.84%[2]	28-day MXIBTIIE	Deutsche Bank AG	11/14/24	MXN	1,459	(883)	(7)	(876)
5.85%[2]	28-day MXIBTIIE	Deutsche Bank AG	11/14/24	MXN	634	(359)	(3)	(356)
5.73%[1]	28-day MXIBTIIE	Bank of America N.A.	1/03/25	MXN	940	1,157	13	1,144
5.55%[2]	28-day MXIBTIIE	Bank of America N.A.	1/13/25	MXN	649	(1,395)	(3)	(1,392)
5.56%[2]	28-day MXIBTIIE	Goldman Sachs International	1/13/25	MXN	1,469	(3,158)	(6)	(3,152)
6.04%[2]	28-day MXIBTIIE	Bank of America N.A.	3/17/25	MXN	681	49	(3)	52
6.04%[2]	28-day MXIBTIIE	Credit Suisse International	3/17/25	MXN	454	33	(2)	35
7.48%[2]	3-month JIBAR	JPMorgan Chase Bank N.A.	3/25/25	ZAR	1,680	(2,281)	(11)	(2,270)
Total						$(43,050)	$128	$(43,178)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in

18	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$21,062,693	$3,962,799	$25,025,492
Common Stocks	$330,016,085	—	—	330,016,085
Corporate Bonds	—	51,839,098	—	51,839,098
Foreign Agency Obligations	—	382,373	—	382,373
Foreign Government Obligations	—	5,582,192	—	5,582,192
Investment Companies	506,502	—	—	506,502
Non-Agency Mortgage-Backed Securities	—	15,212,080	2,885,001	18,097,081
Other Interests	—	—	—	—
Preferred Securities	803,645	551,209	—	1,354,854
Taxable Municipal Bonds	—	1,768,195	—	1,768,195
U.S. Government Sponsored Agency Securities	—	107,497,319	126,158	107,623,477
U.S. Treasury Obligations	—	37,499,157	—	37,499,157
Short-Term Securities:
Money Market Funds	9,416,999	—	—	9,416,999
Options Purchased:
Interest Rate Contracts	5,369	467,439	—	472,808
Liabilities:
Investments:
TBA Sale Commitments	—	(46,663,051)	—	(46,663,051)

Total	$340,748,600	$195,198,704	$6,973,958	$542,921,262

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$200,392	—	$200,392
Foreign currency exchange contracts	—	383,062	—	383,062
Interest rate contracts	$277,276	77,079	—	354,355
Liabilities:
Credit contracts	—	(62,603)	—	(62,603)
Foreign currency exchange contracts	(7,406)	(79,269)	—	(86,675)
Interest rate contracts	(52,725)	(637,323)	—	(690,048)

Total	$217,145	$(118,662)	—	$98,483

[1]

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	19

Schedule of Investments (concluded)	BlackRock Balanced Capital Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount, for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,492,187	—	—	$2,492,187
Cash pledged for centrally cleared swaps	279,000	—	—	279,000
Liabilities:
Foreign bank overdraft	—	$(536,323)	—	(536,323)
Total	$2,771,187	$(536,323)	—	$2,234,864

During the period ended March 31, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non-Agency Mortgage-Backed Securities	US Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of December 31, 2014	$3,119,760	$1,876,711	—	$4,996,471
Transfers into Level 3	2,044,457	—	—	2,044,457
Transfers out of Level 3	(1,592,145)	(351,321)		(1,943,466)
Accrued discounts/premiums	373	479	$(25)	827
Net realized gain (loss)	—	1,381	—	1,381
Net change in unrealized appreciation/depreciation[1]	19,434	(2,758)	699	17,375
Purchases	520,450	1,456,817	125,484	2,102,751
Sales	(149,530)	(96,308)	—	(245,838)

Closing Balance, as of March 31, 2015	$3,962,799	$2,885,001	$126,158	$6,973,958

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015[1]	$19,434	$(2,752)	$699	$16,682

[1]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015 is generally due to investments no longer held or categorized as level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

20	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Capital Appreciation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.3%
Precision Castparts Corp.	10,096	$2,120,160
Airlines — 1.4%
Spirit Airlines, Inc. (a)	29,234	2,261,542
Auto Components — 0.8%
Delphi Automotive PLC	15,413	1,229,033
Banks — 1.3%
JPMorgan Chase & Co.	34,113	2,066,565
Beverages — 1.2%
Constellation Brands, Inc., Class A (a)	16,200	1,882,602
Biotechnology — 8.2%
Regeneron Pharmaceuticals, Inc. (a)	4,380	1,977,482
United Therapeutics Corp. (a)	34,941	6,025,051
Vertex Pharmaceuticals, Inc. (a)	44,231	5,217,931

		13,220,464
Chemicals — 0.6%
Ecolab, Inc.	8,850	1,012,263
Consumer Finance — 1.3%
Discover Financial Services	35,830	2,019,021
Diversified Financial Services — 2.8%
Berkshire Hathaway, Inc., Class B (a)	14,463	2,087,300
Moody’s Corp.	23,122	2,400,064

		4,487,364
Food & Staples Retailing — 1.6%
CVS Health Corp.	11,336	1,169,989
Whole Foods Market, Inc.	27,471	1,430,690

		2,600,679
Food Products — 1.1%
The Hershey Co.	18,095	1,825,966
Health Care Providers & Services — 4.3%
Express Scripts Holding Co. (a)(b)	30,341	2,632,689
Humana, Inc.	13,722	2,442,790
UnitedHealth Group, Inc.	15,961	1,888,027

		6,963,506
Health Care Technology — 0.5%
athenahealth, Inc. (a)(b)	5,944	709,654
Internet & Catalog Retail — 4.9%
Netflix, Inc. (a)	9,316	3,881,884
TripAdvisor, Inc. (a)	48,541	4,037,155

		7,919,039
Internet Software & Services — 16.8%
Alibaba Group Holding Ltd. — ADR (a)	24,416	2,032,388
Baidu, Inc. — ADR (a)	18,572	3,870,405
Facebook, Inc., Class A (a)	87,825	7,220,532

Common Stocks	Shares	Value
Internet Software & Services (concluded)
Google, Inc., Class A (a)	8,949	$4,964,010
LinkedIn Corp., Class A (a)	13,929	3,480,300
Tencent Holdings Ltd.	153,800	2,920,649
Yahoo!, Inc. (a)	56,898	2,528,263

		27,016,547
IT Services — 7.5%
Alliance Data Systems Corp. (a)	12,926	3,829,327
MasterCard, Inc., Class A	24,137	2,085,195
Visa, Inc., Class A	92,748	6,066,647

		11,981,169
Media — 7.0%
Liberty Global PLC, Series A (a)	82,378	4,239,996
Twenty-First Century Fox, Inc., Class A	144,689	4,896,276
The Walt Disney Co.	19,840	2,081,018

		11,217,290
Multiline Retail — 2.8%
Dollar General Corp.	58,381	4,400,760
Oil, Gas & Consumable Fuels — 2.8%
Concho Resources, Inc. (a)	26,177	3,034,438
Pioneer Natural Resources Co.	8,415	1,375,937

		4,410,375
Pharmaceuticals — 9.8%
AbbVie, Inc.	81,554	4,774,171
Actavis PLC (a)	8,801	2,619,354
Mallinckrodt PLC (a)	15,055	1,906,716
Perrigo Co. PLC	19,840	3,284,512
Valeant Pharmaceuticals International, Inc. (a)	16,083	3,194,405

		15,779,158
Real Estate Investment Trusts (REITs) — 1.0%
Crown Castle International Corp.	20,104	1,659,384
Road & Rail — 2.7%
Union Pacific Corp.	40,493	4,385,797
Software — 6.1%
Oracle Corp.	76,998	3,322,464
salesforce.com, Inc. (a)	65,908	4,403,313
Splunk, Inc. (a)	15,074	892,381
Workday, Inc., Class A (a)	14,009	1,182,500

		9,800,658
Specialty Retail — 2.6%
The Home Depot, Inc.	24,755	2,812,415
Restoration Hardware Holdings, Inc. (a)	13,287	1,317,937

		4,130,352

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock Capital Appreciation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals — 5.9%
Apple Inc.	66,678	$8,296,743
SanDisk Corp.	17,186	1,093,373

		9,390,116
Textiles, Apparel & Luxury Goods — 2.2%
lululemon athletica, inc. (a)	31,901	2,042,302
NIKE, Inc., Class B	15,023	1,507,258

		3,549,560
Total Common Stocks — 98.5%		158,039,024

Preferred Stocks
Software — 1.0%
Palantir Technologies, Inc., Series I (Acquired 2/11/14, cost $1,152,906) (a)(c)	188,076	1,671,996
Total Preferred Stocks — 1.0%		1,671,996
Total Long-Term Investments (Cost — $134,245,555) — 99.5%		159,711,020

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (d)(e)	974,962	$974,962
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)(f)	$2,636	2,635,868
Total Short-Term Securities (Cost — $3,610,830) — 2.2%		3,610,830
Total Investments (Cost — $137,856,385*) — 101.7%		163,321,850
Liabilities in Excess of Other Assets — (1.7)%		(2,782,481)

Net Assets — 100.0%		$160,539,369

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$138,107,266

Gross unrealized appreciation	$25,778,069
Gross unrealized depreciation	(563,485)

Net unrealized appreciation	$25,214,584

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale. As of March 31, 2015, the Fund held restricted securities with a current value of $1,671,996 and an original cost of $1,152,906, which was 0.7% of its net assets.

(d)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity	Shares/Beneficial Interest Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	796,055	178,907	974,962	$265
BlackRock Liquidity Series, LLC, Money Market Series	$3,648,890	$(1,013,022)	$2,635,868	$1,296

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Capital Appreciation Portfolio

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$155,118,375	$2,920,649	$1,671,996	$159,711,020
Short-Term Securities	974,962	2,635,868	—	3,610,830

Total	$156,093,337	$5,556,517	$1,671,996	$163,321,850

[1]	See above Schedule of Investments for values in each industry.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $2,635,868 is categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of December 31, 2014	$1,423,735
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[2]	248,261
Purchases	—
Sales	—
Closing Balance, as of March 31, 2015	$1,671,996

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015[2]	$248,261

[2]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	3

Schedule of Investments (concluded)	BlackRock Capital Appreciation Portfolio

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of March 31, 2015.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks[3]	$1,671,996	Probability-Weighted Expected Return Model	Years to IPO[1]	1.4-2.9
			Discount Rate[1]	21.30%
			IPO Exit Probability[2]	95.00%
			Revenue Multiple[2]	14.0x-16.0x

[1]	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

[2]	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

[3]

For the period ended March 31, 2015, the valuation technique for an investment classified as preferred stocks changed to a Probability-Weighted Expected Return Model. The investment was previously valued utilizing a market comparable company and option pricing model approach. A Probability-Weighted Expected Return Model was considered to be a more relevant measure of fair value for this investment which leverages the most recent equity raise pre-money valuation.

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.4%
BHP Billiton PLC	9,676	$212,342
Commonwealth Bank of Australia	3,524	249,959
Healthscope Ltd.	139,109	323,406
Mesoblast Ltd. (a)(b)	21,675	59,728
Westpac Banking Corp.	5,708	170,618

		1,016,053
Belgium — 0.0%
RHJ International (a)	12,618	63,631
RHJ International — ADR (a)	5,827	29,351

		92,982
Brazil — 0.4%
BR Malls Participacoes SA	24,518	130,443
Cia Brasileira de Distribuicao, Preference Shares	3,587	107,277
Cosan Ltd., Class A	14,876	94,165
Cyrela Brazil Realty SA Empreendimentos e Participacoes	10,230	42,791
Gerdau SA — ADR	36,949	118,237
Hypermarcas SA (a)	17,328	107,012
Itau Unibanco Holding SA, Class S Preference Shares	12,550	139,281
MRV Engenharia e Participacoes SA	643	1,606
Petroleo Brasileiro SA — ADR (b)	23,089	138,765
Qualicorp SA (a)	13,914	100,184
SLC Agricola SA	9,001	49,496

		1,029,257
Canada — 1.2%
Athabasca Oil Corp. (a)(b)	36,665	60,792
Barrick Gold Corp.	20,536	225,075
Cameco Corp. (b)	19,374	269,880
Canadian National Railway Co.	4,494	300,514
Eldorado Gold Corp.	28,904	132,590
Enbridge, Inc.	240	11,568
First Quantum Minerals Ltd.	50,499	612,024
Goldcorp, Inc.	24,775	448,923
Platinum Group Metals Ltd. (a)	114,087	62,153
Platinum Group Metals Ltd. (a)(b)	28,518	15,990
Potash Corp. of Saskatchewan, Inc.	3,001	96,744
Suncor Energy, Inc.	419	12,244
Suncor Energy, Inc. — NY Shares	1,428	41,769
The Toronto-Dominion Bank	4,356	186,443
TransCanada Corp. (b)	15,201	650,023

		3,126,732

Common Stocks	Shares	Value
China — 0.7%
Beijing Enterprises Holdings Ltd.	55,319	$434,608
China Overseas Land & Investment Ltd.	102,000	329,398
Dalian Wanda Commercial Properties Co. Ltd. (a)(c)	20,600	127,699
Dongfeng Motor Group Co. Ltd., Class H	33,800	54,061
Haitian International Holdings Ltd.	59,898	137,525
Mindray Medical International Ltd. — ADR (b)	4,989	136,449
SINA Corp. (a)	8,368	269,115
Sinopharm Group Co. Ltd., Class H	31,595	128,650
Zhongsheng Group Holdings Ltd.	96,925	64,283

		1,681,788
Cyprus — 0.0%
Ocean Rig UDW, Inc.	7,883	51,949
Denmark — 0.0%
TDC A/S	7,371	52,813
France — 2.4%
Airbus Group NV	8,180	531,787
Arkema SA	2,879	228,004
AtoS	3,272	225,231
AXA SA	14,552	366,260
BNP Paribas SA	7,255	441,436
Bouygues SA	1,553	60,964
Cie de Saint-Gobain	4,873	213,959
Danone SA	1,966	132,523
Dassault Aviation SA	240	290,481
GDF Suez	10,455	206,413
Orange SA	6,699	107,583
Renault SA	1,326	120,440
Safran SA	11,698	817,354
Sanofi	4,638	458,043
Schneider Electric SE	2,919	227,152
Société Générale SA	2,608	125,919
TOTAL SA	6,552	325,679
TOTAL SA — ADR	14,388	714,508
UbiSOFT Entertainment (a)	6,204	114,554
Worldline SA (a)(b)	15,591	283,230

		5,991,520
Germany — 0.9%
BASF SE	1,135	112,360
Bayer AG, Registered Shares	857	128,220
Bayerische Motoren Werke AG	2,297	286,056
Beiersdorf AG (b)	734	63,645
Deutsche Bank AG, Registered Shares (a)	6,349	220,041

Portfolio Abbreviations

ADR	American Depositary Receipts	HKD	Hong Kong Dollar	OTC	Over-the-Counter
AKA	Also Known As	IDR	Indonesian Rupiah	PCL	Public Company Limited
AUD	Australian Dollar	INR	Indian Rupee	PLN	Polish Zloty
BRL	Brazilian Real	JPY	Japanese Yen	REIT	Real Estate Investment Trust
CAD	Canadian Dollar	JSC	Joint Stock Company	SGD	Singapore Dollar
CHF	Swiss Franc	KRW	Korean Won	S&P	Standard & Poor’s
CLP	Chilean Peso	LIBOR	London Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
CNH	Chinese Yuan Offshore	LIFFE	London International Financial	TBA	To Be Announced
EUR	Euro		Futures and Options Exchange	TWD	Taiwan New Dollar
FTSE	Financial Times Stock Exchange	MXN	Mexican Peso	USD	US Dollar
GBP	British Pound	NYSE	New York Stock Exchange	WIBOR	Warsaw Interbank Offered Rate
GDR	Global Depositary Receipts	NZD	New Zealand Dollar

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Germany (concluded)
Deutsche Post AG, Registered Shares	3,972	$123,747
Deutsche Telekom AG, Registered Shares	13,416	245,383
Linde AG	645	131,160
RTL Group SA	270	25,963
SAP SE	1,485	107,331
Siemens AG, Registered Shares	991	107,180
Volkswagen AG	107	27,512
Volkswagen AG, Preference Shares	2,664	706,497

		2,285,095
Hong Kong — 0.7%
AIA Group Ltd.	40,600	254,906
Chaoda Modern Agriculture Holdings Ltd. (a)	715,816	40,626
Haier Electronics Group Co. Ltd.	54,000	141,350
Sino Biopharmaceutical Ltd.	152,000	153,776
Sun Hung Kai Properties Ltd.	45,666	704,146
The Wharf Holdings Ltd.	67,000	467,717

		1,762,521
India — 0.2%
Cummins India Ltd.	11,943	168,053
Maruti Suzuki India Ltd.	2,986	185,601
Oil & Natural Gas Corp. Ltd. (a)	49,652	243,042

		596,696
Indonesia — 0.1%
Siloam International Hospitals Tbk PT (a)	124,010	127,092
Ireland — 0.3%
King Digital Entertainment PLC	4,849	77,778
Shire PLC	5,990	477,539
XL Group PLC	5,115	188,232

		743,549
Israel — 0.7%
Check Point Software Technologies Ltd. (a)(b)	664	54,428
Mobileye NV	23,053	968,918
Teva Pharmaceutical Industries Ltd. — ADR	10,537	656,455

		1,679,801
Italy — 0.5%
Banco Popolare SC (a)	1,219	18,976
EI Towers SpA (a)	5,952	317,305
Enel SpA (a)	42,833	193,494
Intesa Sanpaolo SpA	80,990	274,879
Rai Way SpA (a)(c)	32,945	141,696
Telecom Italia SpA (a)	44,267	51,832
Telecom Italia SpA	24,611	23,142
UniCredit SpA	19,519	132,364
Unione di Banche Italiane ScpA	2,870	22,383

		1,176,071
Japan — 9.4%
Aisin Seiki Co. Ltd.	7,020	254,512
Ajinomoto Co., Inc.	7,000	153,569
Alpine Electronics, Inc.	1,300	21,620
Asahi Group Holdings Ltd.	1,600	50,734
Asahi Kasei Corp.	27,900	266,435
ASKUL Corp.	100	2,352
Astellas Pharma, Inc.	10,550	172,861
Autobacs Seven Co. Ltd.	800	12,624
Bandai Namco Holdings, Inc.	1,900	36,982
The Bank of Yokohama Ltd.	8,000	46,853
Benesse Holdings, Inc.	300	9,437
Bridgestone Corp.	15,700	628,627
Canon Marketing Japan, Inc.	1,000	20,058

Common Stocks	Shares	Value
Japan (continued)
Canon, Inc.	3,400	$120,296
The Chiba Bank Ltd.	6,000	43,974
Chiyoda Corp.	2,000	17,085
Chubu Electric Power Co., Inc.	12,300	146,664
COMSYS Holdings Corp.	600	7,402
Daihatsu Motor Co. Ltd.	700	10,707
Daikin Industries Ltd. (b)	4,200	280,787
Daikyo, Inc.	13,000	19,592
Daito Trust Construction Co. Ltd.	1,500	167,499
Dena Co. Ltd. (b)	5,600	109,612
Denso Corp.	15,930	726,174
East Japan Railway Co.	9,327	747,410
Eisai Co. Ltd.	1,500	106,692
Exedy Corp.	100	2,382
FamilyMart Co. Ltd.	2,700	113,126
FANUC Corp.	1,200	261,977
Fuji Heavy Industries Ltd.	35,960	1,193,737
Fukuoka Financial Group, Inc.	26,000	133,705
Futaba Industrial Co. Ltd. (a)	7,970	37,043
Gree, Inc.	23,100	160,730
GS Yuasa Corp. (b)	26,000	117,006
GungHo Online Entertainment, Inc.	28,300	110,554
Hitachi Chemical Co. Ltd.	10,600	226,348
Hitachi High-Technologies Corp.	1,500	45,649
Hitachi Kokusai Electric, Inc.	1,000	13,397
Hitachi Ltd.	71,200	486,286
Honda Motor Co. Ltd.	12,540	409,342
Hoya Corp.	6,001	240,246
IHI Corp.	40,000	187,029
Inpex Corp.	46,199	509,057
Isuzu Motors Ltd.	17,300	229,527
Japan Airlines Co. Ltd.	18,500	575,484
Japan Tobacco, Inc.	3,600	113,814
JGC Corp.	6,580	130,662
JSR Corp.	11,900	206,074
Kamigumi Co. Ltd.	2,000	18,880
KDDI Corp.	10,200	230,444
Keyence Corp.	200	109,139
Kinden Corp.	2,000	24,978
Kirin Holdings Co. Ltd.	7,400	97,060
Koito Manufacturing Co. Ltd.	3,100	93,213
Komatsu Ltd.	7,100	139,179
Kubota Corp.	9,880	156,093
Kuraray Co. Ltd.	12,220	165,456
Kyocera Corp.	4,900	267,798
Mabuchi Motor Co. Ltd.	1,000	52,902
Maeda Road Construction Co. Ltd.	1,000	16,211
Medipal Holdings Corp.	400	5,214
Mitsubishi Corp.	23,090	463,967
Mitsubishi Electric Corp.	34,000	403,630
Mitsubishi Estate Co. Ltd.	8,000	185,536
Mitsubishi Heavy Industries Ltd.	44,000	242,100
Mitsubishi UFJ Financial Group, Inc.	99,500	616,245
Mitsui & Co. Ltd.	55,220	739,516
MS&AD Insurance Group Holdings, Inc.	5,515	154,398
Murata Manufacturing Co. Ltd.	1,040	142,833
Nabtesco Corp.	2,500	72,223
NEC Corp.	71,000	208,557
Nexon Co. Ltd.	5,700	60,700
Nikon Corp. (b)	15,000	201,128
Nintendo Co. Ltd.	2,700	396,157
Nippon Express Co. Ltd.	11,000	61,460
Nippon Steel & Sumitomo Metal Corp.	39,000	98,062
Nippon Telegraph & Telephone Corp.	3,810	235,195

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Nitto Denko Corp.	8,100	$540,869
Nomura Real Estate Holdings, Inc.	7,100	127,865
NS Solutions Corp.	100	3,081
NTT DOCOMO, Inc.	3,300	57,671
Okumura Corp.	26,270	122,752
Omron Corp.	2,100	94,603
Otsuka Holdings Co. Ltd.	5,400	168,932
Rinnai Corp.	2,850	211,216
Rohm Co. Ltd.	6,560	448,264
Ryohin Keikaku Co. Ltd.	900	130,691
Sanrio Co. Ltd. (b)	6,900	184,318
Sawai Pharmaceutical Co. Ltd.	700	41,452
SCSK Corp.	200	5,597
Secom Co. Ltd.	600	40,020
Sega Sammy Holdings, Inc.	10,100	147,162
Seino Holdings Co. Ltd.	3,000	32,555
Shimamura Co. Ltd.	300	27,786
Shin-Etsu Chemical Co. Ltd.	10,020	654,187
Ship Healthcare Holdings, Inc.	3,400	77,617
The Shizuoka Bank Ltd.	4,000	39,895
SHO-BOND Holdings Co Ltd.	100	4,395
SMC Corp.	400	119,106
Sohgo Security Services Co. Ltd.	1,400	47,640
Sompo Japan Nipponkoa Holdings, Inc.	3,500	108,809
Sony Corp. (a)	5,000	133,718
Sony Financial Holdings, Inc.	12,100	194,641
Stanley Electric Co. Ltd.	1,100	24,830
Sumitomo Corp.	22,900	244,365
Sumitomo Electric Industries Ltd.	13,700	179,586
Sumitomo Mitsui Financial Group, Inc.	13,800	528,603
Suntory Beverage & Food Ltd.	3,500	149,867
Suzuki Motor Corp.	19,161	575,486
THK Co. Ltd.	1,100	27,952
Toda Corp.	31,000	130,686
Tokio Marine Holdings, Inc.	11,202	422,840
Tokyo Gas Co. Ltd.	87,581	550,598
Toyota Industries Corp.	13,214	755,800
Toyota Motor Corp.	10,100	705,018
Toyota Tsusho Corp.	2,000	52,915
Trend Micro, Inc.	1,900	62,606
TV Asahi Holdings Corp.	900	15,008
Ube Industries Ltd.	84,600	132,367
Yahoo Japan Corp.	11,800	48,671
Yamada Denki Co. Ltd. (b)	51,000	210,015
Yamaha Corp.	2,600	45,402
Yamato Kogyo Co. Ltd.	100	2,410

		23,971,874
Kazakhstan — 0.0%
KazMunaiGas Exploration Production JSC — GDR	9,102	106,138
Malaysia — 0.2%
Axiata Group Bhd	99,051	189,227
IHH Healthcare Bhd	205,700	333,808
Telekom Malaysia Bhd	44,414	86,958

		609,993
Mexico — 0.2%
America Movil SAB de CV, Series L — ADR	12,469	255,116
Fibra Uno Administracion SA de CV	93,145	246,701
PLA Administradora Industrial S de RL de CV	30,385	61,553

		563,370
Netherlands — 1.4%
Akzo Nobel NV	4,982	376,686

Common Stocks	Shares	Value
Netherlands (concluded)
Constellium NV, Class A (a)	17,274	$351,008
ING Groep NV — CVA (a)	19,475	285,268
Koninklijke DSM NV	4,552	253,702
Koninklijke Philips NV	4,076	115,636
Royal Dutch Shell PLC, A Shares	6,387	190,579
Royal Dutch Shell PLC, A Shares — ADR	22,251	1,327,272
SBM Offshore NV (a)(b)	47,624	591,926

		3,492,077
Norway — 0.4%
Statoil ASA	59,719	1,055,916
Portugal — 0.1%
NOS SGPS	18,473	133,879
Russia — 0.0%
Novorossiysk Commercial Sea Port PJSC — GDR	6,732	12,387
Singapore — 0.7%
CapitaLand Ltd.	167,700	437,122
Global Logistic Properties Ltd.	234,100	451,835
Keppel Corp. Ltd.	63,000	412,779
Raffles Medical Group Ltd.	33,300	95,361
Singapore Telecommunications Ltd.	83,200	265,494

		1,662,591
South Africa — 0.1%
Life Healthcare Group Holdings Ltd.	34,434	119,930
South Korea — 0.5%
Hyundai Motor Co.	1,708	258,662
Hyundai Wia Corp.	666	84,814
Samsung Electronics Co. Ltd.	595	771,568
Samsung Electronics Co. Ltd., Preference Shares	42	41,704
Samsung SDI Co. Ltd.	504	61,900
SK Hynix, Inc.	1,842	75,239

		1,293,887
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA (a)	21,486	216,997
Banco Santander SA	15,587	116,845
Gas Natural SDG SA (a)	1,868	41,940

		375,782
Sweden — 0.3%
Getinge AB	2,813	69,506
Lundin Petroleum AB (a)	36,894	504,812
Svenska Handelsbanken AB, Class A	2,580	116,194

		690,512
Switzerland — 1.6%
Credit Suisse Group AG	2,946	79,259
Nestle SA, Registered Shares	15,671	1,180,065
Novartis AG, Registered Shares	7,690	759,007
Roche Holding AG	2,637	724,627
Syngenta AG, Registered Shares	1,784	606,076
TE Connectivity Ltd.	901	64,530
UBS Group AG (a)	31,536	591,335
Zurich Insurance Group AG	417	140,947

		4,145,846
Taiwan — 0.2%
Cheng Shin Rubber Industry Co. Ltd.	43,341	99,488
Far EasTone Telecommunications Co. Ltd.	33,635	81,143
Taiwan Mobile Co. Ltd.	23,000	80,411
Taiwan Semiconductor Manufacturing Co. Ltd.	56,000	260,263

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Taiwan (concluded)
Yulon Motor Co. Ltd.	54,059	$73,763

		595,068
Thailand — 0.1%
Bangkok Dusit Medical Services PCL	394,800	239,015
Bumrungrad Hospital PCL	28,600	133,596

		372,611
United Arab Emirates — 0.1%
Al Noor Hospitals Group PLC	11,621	175,143
NMC Health PLC	19,698	194,166

		369,309
United Kingdom — 2.7%
Antofagasta PLC	64,267	695,255
AstraZeneca PLC	8,864	608,231
AstraZeneca PLC — ADR (b)	1,935	132,412
Barclays PLC	20,431	73,746
BT Group PLC	36,684	238,366
CNH Industrial NV — NYSE	3,789	30,918
Delphi Automotive PLC	4,043	322,389
Delta Topco Ltd. (Acquired 5/02/12, cost $227,998) (d)	369,427	191,843
Diageo PLC	2,120	58,585
Diageo PLC — ADR	2,717	300,419
Guinness Peat Group PLC (a)	43,350	15,869
HSBC Holdings PLC	83,085	707,999
Legal & General Group PLC	39,355	162,077
Lloyds Banking Group PLC	201,719	233,819
Manchester United PLC, Class A (a)(b)	852	13,555
National Grid PLC	19,326	248,455
Ophir Energy Plc (a)	90,768	181,220
Prudential PLC	16,921	419,900
Rio Tinto PLC	20,527	846,465
SABMiller PLC	8,358	437,805
Spire Healthcare Group PLC (a)(b)(c)	44,167	244,758
Standard Chartered PLC	7,079	114,656
Unilever PLC	5,583	232,941
Vodafone Group PLC	41,974	137,352
Vodafone Group PLC — ADR	4,961	162,125

		6,811,160
United States — 27.8%
3M Co.	330	54,434
Abbott Laboratories (e)	3,252	150,665
AbbVie, Inc. (e)	19,764	1,156,985
Accenture PLC, Class A	557	52,185
ACE Ltd.	456	50,839
Actavis PLC (a)	3,340	994,051
Activision Blizzard, Inc. (e)	28,030	636,982
Adobe Systems, Inc. (a)	737	54,494
AES Corp.	13,222	169,903
Aetna, Inc. (e)	5,217	555,767
Agilent Technologies, Inc. (b)	7,964	330,904
Alexion Pharmaceuticals, Inc. (a)	1,385	240,021
Alliance Data Systems Corp. (a)	171	50,659
The Allstate Corp.	2,644	188,173
Amdocs Ltd.	1,010	54,944
American Capital Agency Corp.	3,192	68,085
American Electric Power Co, Inc.	5,774	324,788
American Express Co.	6,774	529,185
American International Group, Inc.	8,865	485,713
American Tower Corp.	2,878	270,964
American Water Works Co., Inc.	4,595	249,095
Ameriprise Financial, Inc.	406	53,121
AmerisourceBergen Corp.	604	68,657

Common Stocks	Shares	Value
United States (continued)
Amgen, Inc.	5,381	$860,153
Anadarko Petroleum Corp.	20,731	1,716,734
Anthem, Inc.	459	70,874
Apple Inc.	5,444	677,397
Archer-Daniels-Midland Co.	1,041	49,343
AT&T Inc.	16,591	541,696
Avnet, Inc.	996	44,322
AXIS Capital Holdings Ltd.	814	41,986
Baker Hughes, Inc.	11	699
Bank of America Corp. (e)	74,794	1,151,080
The Bank of New York Mellon Corp.	6,403	257,657
Becton Dickinson & Co.	415	59,590
Berkshire Hathaway, Inc., Class A (a)	2	435,000
Berkshire Hathaway, Inc., Class B (a)	4,282	617,978
Biogen Idec, Inc. (a)	736	310,769
The Boeing Co.	321	48,176
BorgWarner, Inc.	3,757	227,223
Boulder Brands, Inc. (a)	636	6,061
Bristol-Myers Squibb Co.	6,838	441,051
Calpine Corp. (a)	13,908	318,076
Capital One Financial Corp.	3,304	260,421
Cardinal Health, Inc.	729	65,807
Catalent, Inc. (a)	7,494	233,438
Catamaran Corp. (a)	4,286	255,188
Celgene Corp. (a)	2,853	328,894
CenterPoint Energy, Inc. (b)	7,612	155,361
CF Industries Holdings, Inc.	174	49,360
The Charles Schwab Corp.	8,314	253,078
Chevron Corp.	997	104,665
The Chubb Corp.	391	39,530
Cintas Corp.	665	54,284
Cisco Systems, Inc.	32,744	901,279
Citigroup, Inc. (e)	16,753	863,115
CME Group, Inc.	2,368	224,273
CNA Financial Corp.	1,052	43,584
Coach, Inc.	10,708	443,632
The Coca-Cola Co.	20,281	822,395
Colfax Corp. (a)	9,529	454,819
Colgate-Palmolive Co.	4,838	335,467
Comcast Corp., Class A	13,314	751,842
Computer Sciences Corp.	944	61,624
ConocoPhillips	35	2,179
CONSOL Energy, Inc. (b)	10,035	279,876
Constellation Brands, Inc., Class A (a)	604	70,191
CR Bard, Inc.	291	48,699
Crown Castle International Corp.	3,391	279,893
Crown Holdings, Inc. (a)	4,711	254,488
CSX Corp.	6,652	220,314
CVS Health Corp.	658	67,912
Danaher Corp.	2,599	220,655
Diamondback Energy, Inc. (a)	5,219	401,028
Discover Financial Services	3,813	214,863
DISH Network Corp. (a)	3,731	261,394
Dominion Resources, Inc.	4,741	335,995
Dover Corp.	617	42,647
The Dow Chemical Co.	3,192	153,152
Eaton Corp. PLC	8,832	600,046
eBay, Inc. (a)	11,798	680,509
Eclipse Resources Corp. (a)	9,723	54,643
Electronic Arts, Inc. (a)	3,355	197,324
Eli Lilly & Co.	1,134	82,385
Energizer Holdings, Inc.	345	47,627
Envision Healthcare Holdings, Inc. (a)	7,743	296,944
EOG Resources, Inc.	16	1,467
EQT Corp.	1,558	129,111

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Exxon Mobil Corp.	75	$6,375
Facebook, Inc., Class A (a)	4,940	406,142
FedEx Corp.	3,450	570,803
Fidelity National Information Services, Inc.	970	66,018
FMC Corp.	5,744	328,844
Ford Motor Co.	42,231	681,608
Freeport-McMoRan, Inc.	57,682	1,093,074
The Fresh Market, Inc. (a)	817	33,203
General Dynamics Corp.	460	62,436
General Electric Co.	54,949	1,363,285
Gilead Sciences, Inc. (a)	2,785	273,292
The Goldman Sachs Group, Inc.	1,581	297,181
Google, Inc., Class A (a)	1,480	820,956
Google, Inc., Class C (a)	2,733	1,497,684
Gulfport Energy Corp. (a)	4,915	225,648
Halliburton Co.	21	921
Harris Corp.	618	48,674
HCA Holdings, Inc. (a)	7,754	583,333
HealthSouth Corp.	3,169	140,577
Helmerich & Payne, Inc.	593	40,366
The Home Depot, Inc.	427	48,511
Humana, Inc. (e)	2,065	367,611
Intel Corp.	1,186	37,086
International Business Machines Corp.	2,786	447,153
International Paper Co.	997	55,324
Intuit, Inc.	573	55,558
InVitae Corp. (Acquired 2/12/15, cost $21,604) (d)	10,802	171,989
JB Hunt Transport Services, Inc.	3,938	336,286
JPMorgan Chase & Co. (e)	22,408	1,357,477
Kansas City Southern	2,214	226,005
Kimberly-Clark Corp.	2,839	304,085
Kinder Morgan, Inc.	44	1,851
KLA-Tencor Corp.	1,871	109,061
Kohl’s Corp.	707	55,323
The Kroger Co.	1,047	80,263
L-3 Communications Holdings, Inc.	431	54,215
Las Vegas Sands Corp.	1,378	75,845
Lear Corp.	669	74,139
Liberty Broadband Corp., Class A (a)	2,286	129,113
Liberty Broadband Corp., Class C (a)	6,042	341,977
Liberty Media Corp., Class A (a)	6,593	254,160
Liberty Media Corp., Class C (a)	14,740	563,068
Lincoln National Corp.	1,341	77,054
Lookout, Inc. (Acquired 3/04/15, cost $16,643) (d)	1,457	16,643
Lowe’s Companies, Inc.	653	48,577
LyondellBasell Industries NV, Class A	2,324	204,047
Macy’s, Inc.	673	43,684
Marathon Oil Corp.	1,216	31,750
Marathon Petroleum Corp. (e)	662	67,782
Marsh & McLennan Cos., Inc.	5,322	298,511
MasterCard, Inc., Class A	10,089	871,589
McDonald’s Corp.	6,077	592,143
McKesson Corp.	2,747	621,371
Medtronic PLC	5,538	431,909
Merck & Co., Inc. (e)	9,309	535,081
MetLife, Inc. (e)	4,974	251,436
Microsoft Corp.	20,692	841,233
Mondelez International, Inc., Class A	3,495	126,135
Monsanto Co.	1,995	224,517
Morgan Stanley	3,557	126,949
Motorola Solutions, Inc.	637	42,469
Mylan NV (a)	10,082	598,367
NextEra Energy Partners LP	1,688	73,968

Common Stocks	Shares	Value
United States (continued)
NextEra Energy, Inc.	3,598	$374,372
Northrop Grumman Corp.	484	77,905
NRG Energy, Inc.	10,451	263,261
NRG Yield, Inc., Class A (b)	1,791	90,857
Nuance Communications, Inc. (a)	7,420	106,477
Occidental Petroleum Corp.	21	1,533
Oceaneering International, Inc.	9,830	530,132
Oracle Corp.	18,382	793,183
PACCAR, Inc.	3,718	234,755
Parker Hannifin Corp.	352	41,811
PepsiCo, Inc.	3,069	293,458
PerkinElmer, Inc.	4,547	232,534
Perrigo Co. PLC	1,507	249,484
Pfizer, Inc. (e)	35,753	1,243,847
Philip Morris International, Inc.	9,861	742,829
Phillips 66	14,908	1,171,769
Pioneer Natural Resources Co.	1,746	285,488
PPG Industries, Inc.	332	74,879
PPL Corp.	2,878	96,873
Precision Castparts Corp.	2,430	510,300
The Procter & Gamble Co.	16,254	1,331,853
Prudential Financial, Inc. (e)	2,032	163,190
QUALCOMM, Inc.	6,432	445,995
Raytheon Co.	603	65,878
Receptos, Inc. (a)	38	6,266
Regeneron Pharmaceuticals, Inc. (a)	251	113,321
Regions Financial Corp.	30,532	288,527
Reinsurance Group of America, Inc.	560	52,186
Rockwell Automation, Inc.	4,616	535,410
SanDisk Corp.	775	49,306
Schlumberger Ltd.	33	2,754
Seagate Technology PLC	810	42,144
Sealed Air Corp.	5,219	237,778
SeaWorld Entertainment, Inc.	3,939	75,944
Sempra Energy	3,158	344,285
Southern Copper Corp. (b)	21,408	624,685
The St. Joe Co. (a)	48,579	901,626
Stanley Black & Decker, Inc.	4,659	444,282
Stone Energy Corp. (a)	7,427	109,028
SunTrust Banks, Inc.	3,091	127,009
Tenet Healthcare Corp. (a)(e)	7,557	374,147
TerraForm Power, Inc., Class A	4,030	147,135
Tesla Motors, Inc. (a)(e)	607	114,583
Thermo Fisher Scientific, Inc.	4,934	662,834
Tiffany & Co.	1,445	127,174
Time Warner Cable, Inc.	394	59,053
Twitter, Inc. (a)(e)	25,820	1,293,066
U.S. Bancorp	9,642	421,066
Union Pacific Corp.	6,043	654,517
United Continental Holdings, Inc. (a)	6,275	421,994
United Parcel Service, Inc., Class B	6,234	604,324
United Technologies Corp.	4,615	540,878
UnitedHealth Group, Inc.	1,420	167,972
Valero Energy Corp.	1,155	73,481
Veeva Systems, Inc. (a)(b)	17,489	446,494
VeriSign, Inc. (a)	819	54,848
Verizon Communications, Inc.	18,355	892,604
Verizon Communications, Inc.	2,709	132,714
Vertex Pharmaceuticals, Inc. (a)	2,675	315,570
Viacom, Inc., Class B	528	36,062
Visa, Inc., Class A	17,372	1,136,303
Wal-Mart Stores, Inc.	2,612	214,837
The Walt Disney Co.	2,179	228,555
Waters Corp. (a)	1,555	193,318

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
United States (concluded)
Wells Fargo & Co.		23,500	$1,278,400
Western Digital Corp.		795	72,353
The Williams Cos., Inc.		17	860
Wyndham Worldwide Corp.		614	55,549
Zimmer Holdings, Inc.		1,674	196,728

			70,418,245
Total Common Stocks — 54.5%			138,214,494

Corporate Bonds		Par (000)
Argentina — 0.1%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (c)	USD	25	18,500
YPF SA, 8.88%, 12/19/18 (c)		156	160,048

			178,548
Australia — 0.1%
TFS Corp. Ltd., 11.00%, 7/15/18 (c)		336	354,601
Belgium — 0.0%
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 7/15/17		92	92,568
Canada — 0.1%
Viterra, Inc., 5.95%, 8/01/20 (c)		143	160,860
Chile — 0.2%
Banco Del Estado De Chile/New York, Series YCD, 2.03%, 4/25/15		194	194,000
Banco Santander Chile, 2.14%, 6/07/18 (c)(f)		265	269,770
Inversiones Alsacia SA, 8.00%, 12/31/18 (c)		169	121,542
Inversiones Alsacia SA Escrow Bonds, 8.00%, 8/18/18 (a)(g)		101	—

			585,312
China — 0.2%
Alibaba Group Holding Ltd.:
3.13%, 11/28/21 (c)		200	201,410
3.60%, 11/28/24 (c)		235	235,759
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (a)(g)(h)	SGD	400	2,915
China Milk Products Group Ltd., 0.00%, 1/05/12 (a)(g)(h)	USD	300	3,000
SINA Corp., 1.00%, 12/01/18 (h)		136	123,420

			566,504
France — 0.2%
BNP Paribas SA, 2.40%, 12/12/18		390	397,686
Germany — 0.2%
Deutsche Bank AG, 1.88%, 2/13/18		155	155,218
Volkswagen International Finance NV, 5.50%, 11/09/15 (c)(h)	EUR	300	462,196

			617,414
India — 0.5%
REI Agro Ltd.:
5.50%, 11/13/14 (a)(c)(g)(h)	USD	220	11,000
5.50%, 11/13/14 (a)(g)(h)		152	7,600
Reliance Holdings USA, Inc., 4.50%, 10/19/20 (c)		250	266,819
State Bank of India, 3.62%, 4/17/19 (c)		205	212,793
Suzlon Energy Ltd., 3.25%, 7/16/19 (c)(h)(i)		492	747,840

			1,246,052
Italy — 0.3%
Intesa Sanpaolo SpA, 3.88%, 1/15/19		300	316,407

Corporate Bonds		Par (000)	Value
Italy (concluded)
Telecom Italia Finance SA, 6.13%, 11/15/16 (c)(h)	EUR	200	$300,854
Telecom Italia SpA, 5.30%, 5/30/24 (c)	USD	200	209,500

			826,761
Japan — 0.1%
Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19		250	253,976
Luxembourg — 0.1%
Intelsat Jackson Holdings SA, 7.50%, 4/01/21		166	170,773
Malaysia — 0.1%
Petronas Capital Ltd., 3.50%, 3/18/25 (c)		390	394,771
Mexico — 0.2%
Petroleos Mexicanos, 3.50%, 7/23/20 (c)		248	253,580
Trust F/1401, 5.25%, 12/15/24 (c)		200	215,000

			468,580
Netherlands — 0.2%
Bio City Development Co. BV, 0.00%, 7/06/18 (a)(c)(g)(h)		800	428,240
Singapore — 0.4%
CapitaLand Ltd.:
2.10%, 11/15/16 (h)	SGD	250	181,714
2.95%, 6/20/22 (h)		500	365,213
1.95%, 10/17/23 (c)(h)		250	192,735
Olam International Ltd., 6.00%, 10/15/16 (h)	USD	200	208,500

			948,162
South Korea — 0.1%
Hyundai Capital America:
2.13%, 10/02/17 (c)		83	83,819
2.00%, 3/19/18 (c)		85	86,362

			170,181
Spain — 0.2%
Telefonica Participaciones SAU, 4.90%, 9/25/17 (h)	EUR	300	352,089
Telefonica SA, 5.50%, 7/24/17 (h)		100	127,997

			480,086
United Arab Emirates — 0.2%
Dana Gas Sukuk Ltd.:
7.00%, 10/31/17 (c)(h)	USD	517	406,190
9.00%, 10/31/17 (c)		149	118,290

			524,480
United Kingdom — 0.2%
BAT International Finance PLC, 2.13%, 6/07/17 (c)		127	129,078
Delta Topco Ltd. (Acquired 5/02/12-1/02/15, cost $346,165), 10.00%, 11/24/60 (d)		341	342,580

			471,658
United States — 3.0%
Actavis Funding SCS, 3.00%, 3/12/20		220	225,079
Ally Financial, Inc.:
2.75%, 1/30/17		194	193,284
3.50%, 1/27/19		135	133,313
American Tower Corp., 3.40%, 2/15/19		60	61,961
Anthem, Inc., 2.75%, 10/15/42 (h)		145	299,516
AT&T Inc., 2.38%, 11/27/18		342	346,402
Bank of America Corp.:
2.00%, 1/11/18		181	182,366
1.32%, 3/22/18 (f)		99	100,127
6.88%, 4/25/18		122	139,551

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
United States (concluded)
2.60%, 1/15/19	USD	121	$123,153
BioMarin Pharmaceutical, Inc.:
0.75%, 10/15/18 (h)		51	75,894
1.50%, 10/15/20 (h)		51	77,233
Cablevision Systems Corp., 5.88%, 9/15/22		81	84,847
Capital One Bank USA NA, 2.15%, 11/21/18		250	251,937
Chesapeake Energy Corp., 3.50%, 4/15/19 (f)		131	126,087
Citigroup, Inc., 1.80%, 2/05/18		375	375,783
Cobalt International Energy, Inc.:
2.63%, 12/01/19 (h)		300	218,063
3.13%, 5/15/24 (h)		367	270,892
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		82	78,720
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		324	323,283
5.00%, 5/15/18		200	218,093
Forest City Enterprises, Inc., 4.25%, 8/15/18 (h)		131	164,733
Forest Laboratories, Inc.:
4.38%, 2/01/19 (c)		161	172,463
5.00%, 12/15/21 (c)		110	122,315
General Electric Capital Corp.:
5.55%, 5/04/20		96	111,648
6.38%, 11/15/67 (f)		146	158,410
General Motors Financial Co., Inc., 3.50%, 7/10/19		194	199,173
Gilead Sciences, Inc., Series D, 1.63%, 5/01/16 (h)		105	452,353
HSBC USA, Inc., 1.63%, 1/16/18		162	162,004
Hughes Satellite Systems Corp., 7.63%, 6/15/21		58	63,800
JPMorgan Chase & Co., 6.13%, 6/27/17		101	110,670
Medtronic, Inc., 3.15%, 3/15/22 (c)		275	285,550
Morgan Stanley, 7.30%, 5/13/19		100	119,632
Mylan, Inc.:
3.75%, 9/15/15 (h)		132	586,823
2.55%, 3/28/19		175	175,918
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23		112	111,720
Salesforce.com, Inc., 0.25%, 4/01/18 (h)		142	170,045
SunGard Data Systems, Inc., 7.38%, 11/15/18		71	73,840
Take-Two Interactive Software, Inc., 1.75%, 12/01/16 (h)		136	191,080
Twitter, Inc., 1.00%, 9/15/21 (c)(h)		123	119,617
Xerox Corp., 6.35%, 5/15/18		87	98,253

			7,555,631
Total Corporate Bonds — 6.7%			16,892,844

Floating Rate Loan Interests (f)
Germany — 0.1%
Deutsche Raststatten Gruppe IV GmbH:
Facility A - 2nd Amended, 3.27% - 3.33%, 12/10/18	EUR	132	142,112
Facility B - 2nd Amended, 3.58%, 12/10/19		53	57,307

			199,419
United States — 1.0%
AP One Channel Center Mezz LLC, Mezzanine Term Loan, 6.42%, 7/14/19	USD	107	107,000
Charter Communications Operating LLC (AKA CCO Safari LLC), Term G Loan, 4.25%, 9/10/21	USD	170	171,323

Floating Rate Loan Interests (f)		Par (000)	Value
United States (concluded)
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 6.00%, 3/31/21	USD	148	$112,583
Drillships Ocean Ventures, Inc., Term Loan, 5.50%, 7/25/21		99	81,959
Fieldwood Energy LLC, Closing Date Loan (Second Lien), 8.38%, 9/30/20		202	147,074
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.18%, 2/27/21		377	375,919
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		612	612,429
Mallinckrodt International Finance SA, Initial Term B Loan, 3.25%, 3/19/21		69	68,294
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		54	54,505
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 4.00%, 2/21/21		197	156,021
Sheridan Investment Partners II LP, Senior Secured Term Loan, 4.25%, 12/16/20		292	253,700
Sheridan Production Partners II-A LP, Senior Secured Term Loan, 4.25%, 12/16/20		41	35,287
Sheridan Production Partners II-M LP, Senior Secured Term Loan, 4.25%, 12/16/20		15	13,162
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		307	306,000

			2,495,256
Total Floating Rate Loan Interests — 1.1%			2,694,675

Foreign Agency Obligations
Argentina — 0.1%
YPF SA, 8.75%, 4/04/24 (c)		109	111,518
Brazil — 0.2%
Petrobras Global Finance BV:
2.39%, 1/15/19 (f)		372	322,245
5.38%, 1/27/21		81	73,479
6.25%, 3/17/24		170	160,276

			556,000
Total Foreign Agency Obligations — 0.3%			667,518

Foreign Government Obligations
Argentina — 0.5%
City of Buenos Aires, Argentina, 8.95%, 2/19/21 (c)		200	210,000
Provincia de Buenos Aires, 10.88%, 1/26/21		100	104,750
Republic of Argentina:
8.75%, 5/07/24		380	397,484
Series X, 7.00%, 4/17/17		529	514,393

			1,226,627
Australia — 1.0%
Australia Government Bonds, 2.75%, 10/21/19	AUD	3,244	2,572,141
Brazil — 1.1%
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 5/15/23 (j)	BRL	0	86,245
Series F, 10.00%, 1/01/17		2	546,023
Series F, 10.00%, 1/01/21		2	633,978
Series F, 10.00%, 1/01/25		4	1,092,546
Federative Republic of Brazil:
6.00%, 1/17/17	USD	200	214,250

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Brazil (concluded)
4.88%, 1/22/21	USD	121	$127,050

			2,700,092
Colombia — 0.1%
Republic of Colombia, 7.38%, 1/27/17		201	222,105
Hungary — 0.1%
Republic of Hungary, 4.13%, 2/19/18		284	296,894
Indonesia — 0.3%
Republic of Indonesia:
6.88%, 1/17/18 (c)		100	112,750
7.88%, 4/15/19	IDR	7,902,000	618,260
8.38%, 3/15/24		2,067,000	167,810

			898,820
Italy — 1.3%
Buoni Poliennali Del Tesoro, 1.50%, 6/01/25	EUR	3,114	3,416,416
Japan — 0.2%
Japan Government (2 Year Issue), 0.10%, 3/15/17	JPY	51,850	432,790
Mexico — 1.5%
United Mexican States:
8.00%, 12/07/23	MXN	156	1,169,634
10.00%, 12/05/24		307	2,616,812

			3,786,446
Poland — 0.4%
Republic of Poland:
5.25%, 10/25/20	PLN	2,436	752,495
5.75%, 10/25/21		1,207	390,495

			1,142,990
United Kingdom — 1.2%
United Kingdom Gilt, 2.25%, 9/07/23	GBP	1,875	2,945,030
Total Foreign Government Obligations — 7.7%			19,640,351

Credit Linked Notes
India — 0.3%
Credit Suisse AG, (Housing Development Finance Corporation Ltd., AAA rated), 7.88%, 1/15/16 (c)(k)	USD	810	807,373

Investment Companies		Shares
ETFS Gold Trust (a)(l)		6,127	709,752
ETFS Physical Palladium Shares (a)(l)		1,825	130,141
ETFS Platinum Trust (a)(l)		1,541	170,604
iShares Gold Trust (a)(l)(m)		53,697	614,831
SPDR Gold Shares (a)(l)		1,396	158,669
Total Investment Companies — 0.7%			1,783,997

Preferred Securities
Capital Trusts		Par (000)
Germany — 0.0%
Deutsche Bank Capital Funding Trust VII, 5.63% (c)(f)(n)	USD	33	33,825

Capital Trusts		Par (000)	Value
Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (f)	USD	174	$184,440
United Kingdom — 0.5%
HSBC Holdings PLC, 6.38% (f)(n)		435	444,244
Lloyds Bank PLC, 13.00% (f)(n)	GBP	255	669,301
Standard Chartered PLC, 6.50% (c)(f)(n)		200	201,645

			1,315,190
United States — 0.8%
American Express Co.Series C, 4.90% (f)(n)	USD	140	142,030
Citigroup, Inc.:
5.95% (f)(n)		94	95,175
Series O, 5.88% (f)(n)		259	261,590
General Electric Capital Corp., Series B, 6.25% (f)(n)		200	225,000
The Goldman Sachs Group, Inc., Series L, 5.70% (f)(n)		220	226,325
Intel Corp., 3.25%, 8/01/39 (h)		81	127,879
JPMorgan Chase & Co.:
Series Q, 5.15% (f)(n)		246	240,157
Series X, 6.10% (f)(n)		505	520,150
Morgan Stanley, Series H, 5.45% (f)(n)		161	162,207
USB Capital IX, 3.50% (f)(n)		185	153,087

			2,153,600
Total Capital Trusts — 1.4%			3,687,055

Preferred Stocks		Shares
United Kingdom — 0.2%
HSBC Holdings PLC, Series 2, 8.00%		5,328	139,753
Royal Bank of Scotland Group PLC:
Series M, 6.40%		4,200	104,958
Series Q, 6.75%		3,418	86,099
Series T, 7.25%		4,965	126,856

			457,666
United States — 1.8%
Actavis PLC, 5.50%		446	451,352
American Tower Corp., Series A, 5.25% (h)		1,070	110,638
Cliffs Natural Resources, Inc., 7.00% (h)		3,934	20,772
Crown Castle International Corp., Series A, 4.50% (h)		2,969	311,240
Dominion Resources, Inc., 6.38% (h)		2,420	117,128
Dropbox, Inc., Series C (Acquired 1/28/14, cost $695,990) (a)(d)		36,437	664,246
Fannie Mae, Series S, 8.25% (b)(f)		13,251	55,124
Forestar Group, Inc., 6.00% (h)		5,400	114,224
Grand Rounds, Inc., Series C (Acquired 3/31/15, cost $127,944) (a)(d)		46,081	127,944
Health Care REIT, Inc., Series I, 6.50% (h)		4,289	288,049
Lookout, Inc., Series F (Acquired 9/19/14-10/22/14, cost $243,061) (a)(d)		21,278	245,237
NBCUniversal Enterprise, Inc., 5.25% (c)(n)		100,000	106,020
NextEra Energy, Inc., 5.60% (h)		3,251	221,328
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $272,246) (a)(d)		44,412	394,823
Stanley Black & Decker, Inc., 6.25% (h)		756	88,641
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $418,728) (a)(d)		26,992	916,924
United Technologies Corp., 7.50% (h)		1,752	107,818
US Bancorp:

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Preferred Stocks		Shares	Value
United States (concluded)
Series F, 6.50% (f)		5,118	$152,056
Series G, 6.00% (f)		3,150	86,027
Wells Fargo & Co., Series L, 7.50% (h)		94	114,962

			4,694,553
Total Preferred Stocks — 2.0%			5,152,219

Trust Preferreds
Netherlands — 0.2%
RBS Capital Funding Trust V, Series E, 5.90% (n)		7,396	181,572
RBS Capital Funding Trust VII, 6.08% (n)		9,222	228,429

			410,001
United States — 0.2%
Citigroup Capital XIII, 7.88%, 10/30/40 (f)		8,716	231,148
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (f)		11,414	299,618

			530,766
Total Trust Preferreds — 0.4%			940,767
Total Preferred Securities — 3.8%			9,780,041

Rights
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA (a)		21,486	3,096
Total Rights — 0.0%			3,096

U.S. Government Sponsored Agency Securities		Par (000)
Mortgage-Backed Securities — 0.4%
Fannie Mae Mortgage-Backed Securities, 3.00%, 4/01/45 (o)	USD	910	930,333

U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Notes:
0.25%, 1/15/25		102	103,140
U.S. Treasury Notes:
0.25%, 7/31/15 (l)		3,950	3,951,852
1.25%, 10/31/18		1,288	1,294,944
1.63%, 7/31/19-8/31/19		2,449	2,485,847
2.25%, 4/30/21-11/15/24		7,395	7,620,300
2.00%, 5/31/21		1,810	1,853,513
Total U.S. Treasury Obligations — 6.8%			17,309,596

Warrants (p)		Shares
Australia — 0.0%
TFS Corp. Ltd. (Issued/exercisable 8/01/11, 1 share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		124,320	71,694
Total Long-Term Investments (Cost — $199,698,057) — 82.3%			208,796,012

Short-Term Securities		Par (000)	Value
Foreign Agency Obligations (q)
Japan Treasury Discount Bill:
0.02%, 4/20/15	JPY	50,000	$416,882
0.00%, 5/07/15		90,000	750,400
0.00%, 5/12/15		70,000	583,644
0.01%, 6/01/15		100,000	833,774
0.01%, 6/22/15		100,000	833,770
0.02%, 7/10/15		50,000	416,885
0.00%, 8/10/15		60,000	500,268
Mexico Cetes:
3.08%, 4/01/15	MXN	519	340,524
3.02%, 4/16/15		389	254,415
2.97%, 4/30/15		518	338,637
3.06%, 5/28/15		776	506,111
3.03%, 6/11/15		777	506,643
3.00%, 6/25/15		520	338,248
2.93%, 7/09/15		1,044	678,634
2.97%, 7/23/15		917	595,418
3.03%, 8/06/15		1,042	675,553
3.09%, 8/20/15		915	592,517
3.45%, 9/03/15		390	251,847
3.22%, 9/17/15		1,025	661,767
Total Foreign Agency Obligations — 4.0%			10,075,937

Money Market Funds		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (m)(r)		4,691,053	4,691,053
		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (m)(r)(s)	USD	5,002	$5,001,990
Total Money Market Funds — 3.8%			9,693,043
Time Deposits		Par (000)
Australia — 0.0%
Brown Brothers Harriman & Co., 1.21%, 4/01/15	AUD	3	2,997
Europe — 0.2%
Wells Fargo & Co., (0.20)%, 4/01/15	EUR	380	379,708
Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 4/01/15	HKD	6	5,514
Japan — 0.0%
Brown Brothers Harriman & Co., 0.01%, 4/01/15	JPY	6	5,646
United States — 0.0%
JPMorgan Chase Bank, N.A., 0.12%, 4/01/15	USD	45	44,868
Total Time Deposits — 0.2%			438,733

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bills (q):
0.04%, 4/02/15-7/16/15	USD	6,500	$6,499,664
0.03%, 4/09/15-7/02/15		8,000	7,999,705
0.00%, 4/30/15		4,200	4,199,874
0.02%, 5/14/15-6/25/15		11,800	11,799,687
0.05%, 7/23/15		1,300	1,299,836
Total U.S. Treasury Obligations — 12.5%			31,798,766
Total Short-Term Securities (Cost — $52,278,105) — 20.5%			52,006,479

Options Purchased
(Cost — $2,983,496) — 1.6%			4,044,363
Total Investments Before Investments Sold Short and Options Written (Cost — $254,959,658*) — 104.4%			264,846,854

Investments Sold Short	Shares	Value
United States — (0.3)%
Avery Dennison Corp.	5,031	$(266,190)
Camden Property Trust	1,996	(155,947)
Equity Residential	1,636	(127,379)
Mead Johnson Nutrition Co.	1,594	(160,245)
Total Investments Sold Short (Proceeds — $ 693,846) — (0.3)%		(709,761)

Options Written
(Premiums Received — $1,005,244) — (0.5)%		(1,317,679)
Total Investments Net of Investments Sold Short and Options Written — 103.6%		262,819,414
Liabilities in Excess of Other Assets — (3.6)%		(9,075,203)

Net Assets — 100.0%		$253,744,211

Notes to Consolidated Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$256,516,088

Gross unrealized appreciation	$23,229,486
Gross unrealized depreciation	(14,876,284)

Net unrealized appreciation	$8,353,202

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $3,072,229 and an original cost of $2,371,301 which was 0.9% of its net assets.

(e)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding options written.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Convertible security.

(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(j)	Amount is less than $500.

(k)	Zero-coupon bond.

(l)	All or a portion of security is held by a wholly owned subsidiary.

(m)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at March 31, 2015	Value Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	410,233	4,280,820	[1]	—	4,691,053	$4,691,053	$55
BlackRock Liquidity Series, LLC, Money Market Series	$785,664	$4,216,326	[1]	—	$5,001,990	$5,001,990	$7,070
iShares Gold Trust	53,697	—		—	53,697	$614,831	—

[1]	Represents net shares/beneficial interest purchased.

(n)	Security is perpetual in nature and has no stated maturity date.

(o)	Represents or includes a TBA transaction. As of March 31, 2015, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$930,333	$5,830

(p)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(q)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(r)	Represents the current yield as of report date.

10	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

(s)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
4	DAX Index	Eurex	June 2015	USD	1,291,424	$(3,202)
19	TOPIX Index	Tokyo	June 2015	USD	2,445,199	12,474
(67)	E-Mini S&P 500 Futures	Chicago Mercantile	June 2015	USD	6,903,680	(29,349)
(16)	EURO STOXX 50 Index	Eurex	June 2015	USD	624,675	(5,534)
(2)	FTSE 100 Index	NYSE Liffe	June 2015	USD	199,576	1,499
(3)	NASDAQ 100 E-Mini Futures	Chicago Mercantile	June 2015	USD	259,770	2,464
(3)	Nikkei 225 Index	Chicago Mercantile	June 2015	USD	240,380	(5,939)
(9)	Russell 2000 Mini Index	InterContinental Exchange	June 2015	USD	1,124,010	(21,147)
Total						$(48,734)

•	As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	379,262	MXN	5,194,600	Credit Suisse International	4/01/15	$38,734
EUR	254,484	USD	269,460	Deutsche Bank AG	4/02/15	4,180
EUR	272,764	USD	286,956	Deutsche Bank AG	4/02/15	6,341
JPY	56,829,348	USD	473,578	Credit Suisse International	4/02/15	257
JPY	56,886,104	USD	474,051	UBS AG	4/02/15	257
USD	591,756	EUR	527,248	Deutsche Bank AG	4/02/15	24,820
USD	477,558	JPY	56,829,348	Credit Suisse International	4/02/15	3,708
USD	477,834	JPY	56,886,104	UBS AG	4/02/15	3,511
EUR	258,481	USD	271,123	Deutsche Bank AG	4/09/15	6,842
USD	283,861	EUR	264,000	Deutsche Bank AG	4/09/15	(40)
USD	580,040	EUR	519,000	Deutsche Bank AG	4/09/15	21,917
EUR	453,000	USD	479,034	Credit Suisse International	4/10/15	8,120
USD	574,993	BRL	1,684,844	BNP Paribas S.A.	4/10/15	48,482
USD	538,942	BRL	1,577,862	Morgan Stanley Capital Services LLC	4/10/15	45,863
USD	511,985	EUR	453,000	Credit Suisse International	4/10/15	24,831
USD	250,378	MXN	3,800,240	Credit Suisse International	4/10/15	1,409
USD	255,000	MXN	3,827,270	UBS AG	4/10/15	4,260
EUR	661,433	USD	701,318	UBS AG	4/16/15	10,044
USD	263,302	AUD	338,000	Credit Suisse International	4/16/15	6,116
USD	346,031	AUD	444,000	UBS AG	4/16/15	8,189
USD	719,290	EUR	661,433	UBS AG	4/16/15	7,928
USD	260,438	MXN	3,886,000	UBS AG	4/16/15	5,955
USD	257,771	MXN	3,867,549	BNP Paribas S.A.	4/17/15	4,513
USD	257,782	MXN	3,870,464	Deutsche Bank AG	4/17/15	4,333
USD	427,894	JPY	50,000,000	Deutsche Bank AG	4/20/15	10,868
USD	557,138	AUD	714,097	Deutsche Bank AG	4/23/15	14,011
USD	639,264	GBP	427,000	UBS AG	4/23/15	5,956
USD	109,314	MXN	1,654,352	UBS AG	4/23/15	1,027
USD	566,467	AUD	726,100	Morgan Stanley Capital Services LLC	4/24/15	14,244
USD	384,000	CAD	488,759	Credit Suisse International	4/24/15	(1,785)
USD	641,000	CHF	644,401	BNP Paribas S.A.	4/24/15	(22,769)
USD	496,557	JPY	59,406,928	BNP Paribas S.A.	4/24/15	1,041
USD	390,375	JPY	46,750,300	Credit Suisse International	4/30/15	391
USD	431,830	JPY	51,719,208	HSBC Bank USA N.A.	4/30/15	396
USD	379,437	MXN	5,178,550	JPMorgan Chase Bank N.A.	4/30/15	40,630

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	527,000	KRW	589,502,200	Credit Suisse International	5/05/15	$(3,712)
USD	656,000	KRW	721,153,920	Deutsche Bank AG	5/05/15	6,765
USD	537,016	AUD	706,600	Deutsche Bank AG	5/07/15	23
USD	762,928	JPY	90,000,000	Credit Suisse International	5/07/15	12,104
USD	1,048,000	JPY	127,043,800	JPMorgan Chase Bank N.A.	5/07/15	(11,862)
USD	852,305	JPY	103,244,854	JPMorgan Chase Bank N.A.	5/07/15	(9,015)
USD	255,000	SGD	355,330	Morgan Stanley Capital Services LLC	5/07/15	(3,682)
USD	229,618	AUD	304,100	Morgan Stanley Capital Services LLC	5/08/15	(1,475)
USD	1,152,243	JPY	137,413,032	Morgan Stanley Capital Services LLC	5/08/15	5,862
USD	445,105	JPY	53,129,500	UBS AG	5/08/15	1,867
USD	596,252	JPY	70,000,000	Deutsche Bank AG	5/12/15	12,245
USD	1,272,000	JPY	154,180,392	Deutsche Bank AG	5/14/15	(14,349)
USD	1,272,000	JPY	154,320,312	JPMorgan Chase Bank N.A.	5/14/15	(15,517)
USD	1,279,000	JPY	154,696,968	BNP Paribas S.A.	5/15/15	(11,674)
USD	473,880	JPY	56,829,348	Credit Suisse International	5/21/15	(1,546)
USD	474,343	JPY	56,886,104	UBS AG	5/21/15	(1,558)
USD	149,397	BRL	478,266	Deutsche Bank AG	5/22/15	1,763
USD	638,000	JPY	76,542,136	Credit Suisse International	5/22/15	(2,340)
USD	528,893	MXN	7,758,060	BNP Paribas S.A.	5/28/15	22,349
USD	260,000	IDR	3,433,300,000	Credit Suisse International	5/29/15	1,347
USD	839,137	JPY	100,000,000	UBS AG	6/01/15	4,647
USD	72,067	EUR	65,880	BNP Paribas S.A.	6/04/15	1,167
USD	304,596	EUR	278,443	BNP Paribas S.A.	6/04/15	4,935
USD	393,000	CNH	2,470,980	JPMorgan Chase Bank N.A.	6/09/15	(2,445)
USD	519,338	MXN	7,772,000	JPMorgan Chase Bank N.A.	6/11/15	12,335
USD	647,000	KRW	722,957,800	Morgan Stanley Capital Services LLC	6/12/15	(3,106)
USD	828,710	JPY	100,000,000	UBS AG	6/22/15	(6,071)
USD	344,646	MXN	5,195,360	Morgan Stanley Capital Services LLC	6/25/15	6,022
INR	16,016,384	USD	251,474	Credit Suisse International	6/26/15	(299)
INR	17,615,010	USD	276,000	Credit Suisse International	6/26/15	246
USD	710,817	MXN	10,437,490	UBS AG	7/09/15	31,199
USD	421,230	JPY	50,000,000	Credit Suisse International	7/10/15	3,713
USD	352,044	MXN	5,211,550	Credit Suisse International	7/23/15	13,060
USD	262,110	MXN	3,961,930	Deutsche Bank AG	7/23/15	4,408
INR	17,555,380	USD	271,000	Credit Suisse International	8/05/15	2,053
USD	698,073	MXN	10,417,000	Credit Suisse International	8/06/15	21,215
USD	256,000	CNH	1,635,302	Morgan Stanley Capital Services LLC	8/07/15	(4,272)
USD	506,329	JPY	60,000,000	Deutsche Bank AG	8/10/15	5,044
USD	261,837	MXN	3,963,350	BNP Paribas S.A.	8/20/15	4,583
USD	339,515	MXN	5,185,580	Deutsche Bank AG	8/20/15	2,928
USD	273,000	CLP	164,108,490	Morgan Stanley Capital Services LLC	8/24/15	13,716
USD	274,000	CLP	164,779,490	UBS AG	8/26/15	13,706
USD	246,061	MXN	3,896,130	BNP Paribas S.A.	9/03/15	(6,565)
CLP	165,321,600	USD	264,651	JPMorgan Chase Bank N.A.	9/15/15	(4,001)
USD	272,000	CLP	165,321,600	JPMorgan Chase Bank N.A.	9/15/15	11,350
USD	334,374	MXN	5,180,460	Morgan Stanley Capital Services LLC	9/17/15	(1,176)
USD	331,554	MXN	5,070,130	Morgan Stanley Capital Services LLC	9/17/15	3,151
Total						$473,718

12	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	As of March 31, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
SPDR Gold Shares[1]	Call	USD	135.00	6/19/15	54	$594

[1]	All or a portion of security is held by a wholly owned subsidiary.

•	As of March 31, 2015, OTC options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value
Devon Energy Corp.	Barclays Bank PLC	Call	USD	75.00	4/17/15	5,162	—	$206
Devon Energy Corp.	Citibank N.A.	Call	USD	75.00	4/17/15	5,161	—	206
Marathon Petroleum Corp.	Deutsche Bank AG	Call	USD	90.00	4/17/15	5,181	—	68,130
Marathon Petroleum Corp.	Goldman Sachs International	Call	USD	100.00	4/17/15	6,450	—	26,768
TOPIX Index	Morgan Stanley & Co. International PLC	Call	JPY	1,560.00	5/08/15	107,190	—	26,380
Phillips 66	Citibank N.A.	Call	USD	75.00	5/15/15	6,371	—	35,996
Phillips 66	Deutsche Bank AG	Call	USD	75.00	5/15/15	1,275	—	7,204
TOPIX Index	Goldman Sachs International	Call	JPY	1,550.00	6/12/15	89,941	—	38,077
TOPIX Index	Morgan Stanley & Co. International PLC	Call	JPY	1,600.00	6/12/15	64,294	—	14,474
AbbVie	Barclays Bank PLC	Call	USD	55.00	6/19/15	12,900	—	62,814
Aetna, Inc.	Barclays Bank PLC	Call	USD	80.00	6/19/15	10,300	—	279,653
Humana, Inc.	Goldman Sachs International	Call	USD	125.00	6/19/15	6,532	—	352,728
Johnson & Johnson	Deutsche Bank AG	Call	USD	110.00	7/17/15	25,300	—	11,511
GlaxoSmithKline PLC	Barclays Bank PLC	Call	USD	44.00	8/21/15	25,573	—	84,391
TOPIX Index	Bank of America N.A.	Call	JPY	1,615.00	9/11/15	63,700	—	26,076
TOPIX Index	BNP Paribas S.A.	Call	JPY	1,600.00	9/11/15	40,670	—	17,464
SPDR Gold Shares[1]	JPMorgan Chase Bank N.A.	Call	USD	120.00	9/18/15	5,700	—	15,305
BlackRock MSJNJPTL Index	Morgan Stanley & Co. International PLC	Call	JPY	131.28	12/11/15	458,128	—	73,912
BlackRock MSJNJPTL Index	Morgan Stanley & Co. International PLC	Call	JPY	139.99	12/11/15	117,901	—	22,228
TOPIX Index	Bank of America N.A.	Call	JPY	1,525.00	12/11/15	86,224	—	74,282
TOPIX Index	Citibank N.A.	Call	JPY	1,585.00	12/11/15	90,375	—	56,802
TOPIX Index	UBS AG	Call	JPY	1,425.00	12/11/15	44,500	—	60,861
EURO STOXX 50 Index	JPMorgan Chase Bank N.A.	Call	EUR	3,325.00	12/18/15	196	—	87,294
Abbott Laboratories	Citibank N.A.	Call	USD	49.00	1/15/16	12,800	—	20,766
Activision Blizzard, Inc.	Deutsche Bank AG	Call	USD	19.00	1/15/16	12,901	—	59,808
Bank of America Corp.	Goldman Sachs International	Call	USD	16.50	1/15/16	35,800	—	26,757
Citigroup, Inc.	Goldman Sachs International	Call	USD	50.50	1/15/16	16,600	—	78,974
Gilead Sciences, Inc.	Citibank N.A.	Call	USD	95.00	1/15/16	2,600	—	30,420
The Goldman Sachs Group, Inc.	Deutsche Bank AG	Call	USD	220.00	1/15/16	1,900	—	5,434
International Business Machines Corp.	Barclays Bank PLC	Call	USD	182.00	1/15/16	2,550	—	8,067
International Business Machines Corp.	Deutsche Bank AG	Call	USD	182.00	1/15/16	2,551	—	8,070
JPMorgan Chase & Co.	Goldman Sachs International	Call	USD	59.00	1/15/16	12,800	—	59,703
Merck & Co., Inc.	Goldman Sachs International	Call	USD	59.00	1/15/16	25,524	—	72,239
MetLife, Inc.	Goldman Sachs International	Call	USD	57.50	1/15/16	20,332	—	27,042
Pfizer, Inc.	Citibank N.A.	Call	USD	33.00	1/15/16	50,900	—	138,012
Prudential Financial, Inc.	Citibank N.A.	Call	USD	90.00	1/15/16	15,778	—	44,573
Wells Fargo & Co.	Goldman Sachs International	Call	USD	60.00	1/15/16	6,400	—	6,912
TOPIX Index	Citibank N.A.	Call	JPY	1,585.00	3/11/16	128,000	—	96,858
STOXX Europe 600 Index	JPMorgan Chase Bank N.A.	Call	EUR	348.12	9/16/16	1,769	—	103,784
TAIEX Index	Citibank N.A.	Call	TWD	9,000.77	9/21/16	2,200	—	41,178
TAIEX Index	Citibank N.A.	Call	TWD	9,483.14	9/21/16	2,045	—	22,176

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

As of March 31, 2015, OTC options purchased were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value
EURO STOXX 50 Index	Goldman Sachs International	Call	EUR	3,293.01	12/16/16	470		—	$232,186
STOXX Europe 600 Index	Credit Suisse International	Call	EUR	347.97	12/16/16	1,483		—	89,524
TAIEX Index	Goldman Sachs International	Call	TWD	9,677.00	12/21/16	2,100		—	20,423
EURO STOXX 50 Index	Morgan Stanley & Co. International PLC	Call	EUR	3,450.00	3/17/17	181		—	76,857
STOXX Europe 600 Index	Credit Suisse International	Call	EUR	355.61	3/17/17	1,670		—	95,360
EURO STOXX 50 Index	Citibank N.A.	Call	EUR	3,500.00	6/16/17	168		—	67,556
EURO STOXX 50 Index	Bank of America N.A.	Call	EUR	3,600.00	9/15/17	181		—	68,542
STOXX Europe 600 Index	JPMorgan Chase Bank N.A.	Call	EUR	372.06	9/15/17	1,076		—	52,325
EURO STOXX 50 Index	Barclays Bank PLC	Call	EUR	3,500.00	12/15/17	185		—	89,733
EURO STOXX 50 Index	Goldman Sachs International	Call	EUR	3,500.00	3/16/18	154		—	71,245
EURO STOXX 50 Index	UBS AG	Call	EUR	3,600.00	6/15/18	74		—	31,864
EURO STOXX 50 Index	Deutsche Bank AG	Call	EUR	3,426.55	9/21/18	77		—	39,916
Consol Energy, Inc.	UBS AG	Put	USD	38.00	4/17/15	6,400		—	67,840
Russell 2000 Index	Credit Suisse International	Put	USD	1,235.00	4/17/15	985		—	10,737
Russell 2000 Index	UBS AG	Put	USD	1,190.00	4/17/15	1,039		—	3,377
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	2,025.00	4/17/15	378		—	4,404
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	2,100.00	4/17/15	315		—	13,230
Time Warner Cable Enterprises, Inc.	Morgan Stanley & Co. International PLC	Put	USD	125.00	4/17/15	394		—	59
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	2,025.00	4/24/15	378		—	6,485
S&P 500 Index	BNP Paribas S.A.	Put	USD	2,050.00	4/30/15	1,135		—	31,695
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	2,000.00	4/30/15	631		—	9,894
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	2,025.00	4/30/15	378		—	7,919
Russell 2000 Index	Deutsche Bank AG	Put	USD	1,200.00	5/15/15	1,050		—	15,068
Russell 2000 Index	Morgan Stanley & Co. International PLC	Put	USD	1,210.00	5/15/15	617		—	10,273
S&P 500 Index	Citibank N.A.	Put	USD	2,000.00	5/15/15	315		—	6,993
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	2,025.00	5/15/15	378		—	10,697
S&P 500 Index	UBS AG	Put	USD	2,000.00	5/15/15	316		—	7,015
Transocean Ltd.	Citibank N.A.	Put	USD	26.00	5/15/15	20,457		—	242,415
Ibovespa Brasil Sao Paulo Stock Exchange Index	Goldman Sachs International	Put	BRL	48,000.00	6/17/15	34		—	9,001
Chevron Corp.	Citibank N.A.	Put	USD	95.00	6/19/15	7,696		—	11,044
USD Currency	JPMorgan Chase Bank N.A.	Put	JPY	116.00	6/19/15	—	USD	1,280	7,803
Ibovespa Brasil Sao Paulo Stock Exchange Index	Bank of America N.A.	Put	BRL	47,604.37	8/12/15	43		—	14,700
Total									$3,719,715

[1]	All or a portion of security is held by a wholly owned subsidiary.

14	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	As of March 31, 2015, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.50%	Receive	3-month LIBOR	6/30/15	USD	12,940	$66,072
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.70%	Receive	3-month LIBOR	7/15/15	USD	16,840	166,425
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.65%	Receive	3-month LIBOR	7/23/15	USD	9,080	78,828
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.35%	Pay	6-month JPY LIBOR	1/25/16	JPY	112,455	3,444
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.35%	Pay	6-month JPY LIBOR	1/25/16	JPY	55,805	1,709
10-Year Interest Rate Swap	Deutsche Bank AG	Put	1.25%	Pay	6-month JPY LIBOR	7/29/16	JPY	64,600	4,099
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	6-month JPY LIBOR	4/04/18	JPY	64,546	3,477
Total									$324,054

•	As of March 31, 2015, OTC barrier options written were as follows:

Description	Counterparty	Strike Price		Barrier Price		Expiration Date	Contracts	Market Value
EURO STOXX 50 Index	Deutsche Bank AG	EUR	2,586.07	EUR	2,165.83	09/21/18	77	$(12,132)

•	As of March 31, 2015, OTC options written were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Marathon Petroleum Corp.	Deutsche Bank AG	Call	USD	100.00	4/17/15	6,450	$(26,768)
Russell 2000 Index	UBS AG	Call	USD	1,270.00	4/17/15	1,039	(7,637)
AbbVie, Inc.	Citibank N.A.	Call	USD	60.00	5/15/15	5,100	(7,013)
Russell 2000 Index	Deutsche Bank AG	Call	USD	1,300.00	5/15/15	1,050	(7,560)
Russell 2000 Index	Morgan Stanley & Co. International PLC	Call	USD	1,300.00	5/15/15	617	(4,442)
Ibovespa Brasil Sao Paulo Stock Exchange Index	Goldman Sachs International	Call	BRL	54,500.00	6/17/15	34	(13,660)
AbbVie, Inc.	Barclays Bank PLC	Call	USD	65.00	6/19/15	12,900	(10,183)
Aetna, Inc.	Barclays Bank PLC	Call	USD	90.00	6/19/15	10,300	(208,866)
Humana, Inc.	Goldman Sachs International	Call	USD	155.00	6/19/15	6,532	(171,465)
Tesla Motors, Inc.	Deutsche Bank AG	Call	USD	210.00	6/19/15	607	(4,932)
Twitter, Inc.	Citibank N.A.	Call	USD	50.00	6/19/15	3,199	(13,836)
Twitter, Inc.	Credit Suisse International	Call	USD	55.00	6/19/15	2,600	(6,162)
Ibovespa Brasil Sao Paulo Stock Exchange Index	Bank of America N.A.	Call	BRL	55,416.37	8/12/15	43	(25,811)
GlaxoSmithKline PLC	Barclays Bank PLC	Call	USD	50.00	8/21/15	25,573	(14,065)
Tenet Healthcare Corp.	Goldman Sachs International	Call	USD	49.00	8/21/15	3,079	(16,011)
TOPIX Index	Citibank N.A.	Call	JPY	1,800.00	12/11/15	90,375	(16,073)
Abbott Laboratories	Citibank N.A.	Call	USD	55.00	1/15/16	12,800	(5,376)
Activision Blizzard, Inc.	Deutsche Bank AG	Call	USD	24.00	1/15/16	12,901	(22,801)
Bank of America Corp.	Goldman Sachs International	Call	USD	19.00	1/15/16	35,800	(7,925)
Citigroup, Inc.	Goldman Sachs International	Call	USD	57.50	1/15/16	16,600	(29,382)
JPMorgan Chase & Co.	Goldman Sachs International	Call	USD	66.00	1/15/16	12,800	(22,832)
Merck & Co., Inc.	Goldman Sachs International	Call	USD	65.00	1/15/16	25,524	(27,566)
MetLife, Inc.	Goldman Sachs International	Call	USD	67.50	1/15/16	20,332	(5,563)
Pfizer, Inc.	Citibank N.A.	Call	USD	37.50	1/15/16	50,900	(42,846)
Prudential Financial, Inc.	Citibank N.A.	Call	USD	105.00	1/15/16	15,778	(14,674)
CONSOL Energy, Inc.	Barclays Bank PLC	Put	USD	38.00	4/17/15	6,400	(67,840)
CONSOL Energy, Inc.	UBS AG	Put	USD	39.00	4/17/15	10,324	(119,758)
Russell 2000 Index	Credit Suisse International	Put	USD	1,150.00	4/17/15	985	(1,182)
S&P 500 Index	BNP Paribas S.A.	Put	USD	1,965.00	4/30/15	1,135	(11,661)
TOPIX Index	Morgan Stanley & Co. International PLC	Put	JPY	1,460.00	5/08/15	107,190	(11,595)
Russell 2000 Index	Deutsche Bank AG	Put	USD	1,100.00	5/15/15	1,050	(3,281)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

As of March 31, 2015, OTC options written were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Russell 2000 Index	Morgan Stanley & Co. International PLC	Put	USD	1,110.00	5/15/15	617	$(2,221)
TOPIX Index	Goldman Sachs International	Put	JPY	1,425.00	6/12/15	89,941	(13,715)
TOPIX Index	Morgan Stanley & Co. International PLC	Put	JPY	1,475.00	6/12/15	64,294	(16,082)
Ibovespa Brasil Sao Paulo Stock Exchange Index	Goldman Sachs International	Put	BRL	39,600.00	6/17/15	34	(904)
General Electric Co.	Deutsche Bank AG	Put	USD	23.00	6/19/15	25,586	(6,652)
Ibovespa Brasil Sao Paulo Stock Exchange Index	Bank of America N.A.	Put	BRL	41,501.25	8/12/15	43	(4,385)
TOPIX Index	Bank of America N.A.	Put	JPY	1,435.00	9/11/15	63,700	(20,847)
BlackRock MSJNJPTL Index	Morgan Stanley & Co. International PLC	Put	JPY	137.22	12/11/15	117,901	(3,259)
BlackRock MSJNJPTL Index	Morgan Stanley & Co. International PLC	Put	JPY	128.68	12/11/15	458,128	(13,300)
TOPIX Index	Bank of America N.A.	Put	JPY	1,425.00	12/11/15	86,224	(38,603)
TOPIX Index	Citibank N.A.	Put	JPY	1,400.00	12/11/15	90,375	(34,921)
TOPIX Index	UBS AG	Put	JPY	1,225.00	12/11/15	44,500	(5,693)
TOPIX Index	Citibank N.A.	Put	JPY	1,435.00	3/11/16	128,000	(74,929)
TAIEX Index	Citibank N.A.	Put	TWD	8,691.29	9/21/16	2,045	(24,298)
TAIEX Index	Citibank N.A.	Put	TWD	8,100.70	9/21/16	2,200	(15,699)
TAIEX Index	Goldman Sachs International	Put	TWD	8,868.97	12/21/16	2,100	(33,044)
Total							$(1,257,318)

•	As of March 31, 2015, OTC interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.25%	Pay	3-month LIBOR	6/30/15	USD	12,940	$(24,793)
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.40%	Pay	3-month LIBOR	7/23/15	USD	3,890	(15,579)
5-Year Interest Rate Swap	Goldman Sachs International	Put	2.05%	Receive	3-month LIBOR	7/23/15	USD	2,590	(7,857)
Total									$(48,229)

•	As of March 31, 2015, centrally cleared credit default swaps — buy protection outstanding were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.HY Series 24 Version 1	5.00%	Chicago Mercantile	6/20/20	USD	526	$(1,080)

•	As of March 31, 2015, centrally cleared credit default swaps — sold protection outstanding were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation
iTraxx Europe Crossover Series 23 Version 1	5.00%	InterContinental Exchange	6/20/20	B+	EUR	520	$(14)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

16	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	As of March 31, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.03%[1]	3-month LIBOR	Chicago Mercantile	N/A	3/11/17	USD	5,880	$(27,728)
0.99%[1]	3-month LIBOR	Chicago Mercantile	N/A	3/17/17	USD	12,970	(54,472)
0.97%[1]	3-month LIBOR	Chicago Mercantile	N/A	3/17/17	USD	3,240	(12,317)
1.08%[1]	3-month LIBOR	Chicago Mercantile	4/07/15[2]	4/07/17	USD	13,120	(69,995)
3.48%[3]	3-month NZD Bank Bill Rate	Chicago Mercantile	N/A	2/05/20	NZD	390	(2,617)
3.60%[3]	3-month NZD Bank Bill Rate	Chicago Mercantile	N/A	2/09/20	NZD	781	(516)
3.59%[3]	3-month NZD Bank Bill Rate	Chicago Mercantile	N/A	2/09/20	NZD	666	(667)
1.88%[3]	3-month LIBOR	Chicago Mercantile	N/A	3/11/20	USD	2,450	43,947
2.89%[3]	6-month Australian Bank Bill Rate	Chicago Mercantile	6/11/15[2]	6/11/20	AUD	324	7,527
2.23%[3]	3-month LIBOR	Chicago Mercantile	N/A	3/17/25	USD	1,430	28,174
2.18%[3]	3-month LIBOR	Chicago Mercantile	N/A	3/17/25	USD	1,430	21,045
2.16%[3]	3-month LIBOR	Chicago Mercantile	N/A	3/17/25	USD	710	8,967
2.22%[3]	3-month LIBOR	Chicago Mercantile	4/07/15[2]	4/07/25	USD	2,840	48,466
Total							$(10,186)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

•	As of March 31, 2015, OTC interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Appreciation
2.06%[1]	6-month WIBOR	Deutsche Bank AG	3/17/20	PLN	777	$2,012	—	$2,012
2.05%[1]	6-month WIBOR	Deutsche Bank AG	3/19/20	PLN	259	647	—	647
Total						$2,659	—	$2,659

[1]	Fund pays the floating rate and receives the fixed rate.

•	As of March 31, 2015, OTC cross currency swaps outstanding were as follows:

		Notional Amount (000)
Fund Pays	Fund Receives	Fund Pays		Fund Receives		Counterparty	Expiration Date	Value	Premiums Received	Unrealized Depreciation
0.1%	1.23%	JPY	51,850	USD	431	Bank of America N.A.	3/15/2017	$(432,325)	$(430,878)	$(1,447)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	As of March 31, 2015, OTC total return swaps outstanding were as follows:

Reference Entity	Fixed Amount/ Floating Rate	Counterparty	Expiration Date	Contract Amount/ Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation
Siloam International Hospitals	1-month LIBOR plus 0.75%[1]	Citibank N.A.	4/13/15	25	$148	—	$148
Siloam International Hospitals	1-month LIBOR plus 0.50%[1]	Credit Suisse International	2/08/16	66	967	—	967
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 13,175,000[2]	BNP Paribas S.A.	3/31/16	5[3]	14,800	—	14,800
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 13,400,000[2]	BNP Paribas S.A.	3/31/16	5[3]	12,924	—	12,924
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY 13,925,000[2]	BNP Paribas S.A.	3/31/17	5[3]	24,680	—	24,680
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY 14,175,000[2]	BNP Paribas S.A.	3/31/17	5[3]	22,596	—	22,596
Total					$76,115	—	$76,115

[1]	Fund receives the total return of the reference entity and pays the floating rate. Net payment made at termination.

[2]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

[3]	Contract amount shown.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

18	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

As of March 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$1,016,053	—	$1,016,053
Belgium	$63,631	29,351	—	92,982
Brazil	1,029,257	—	—	1,029,257
Canada	3,126,732	—	—	3,126,732
China	543,089	1,138,699	—	1,681,788
Cyprus	51,949	—	—	51,949
Denmark	—	52,813	—	52,813
France	997,738	4,993,782	—	5,991,520
Germany	—	2,285,095	—	2,285,095
Hong Kong	40,626	1,721,895	—	1,762,521
India	—	596,696	—	596,696
Indonesia	127,092	—	—	127,092
Ireland	266,010	477,539	—	743,549
Israel	1,679,801	—	—	1,679,801
Italy	459,001	717,070	—	1,176,071
Japan	—	23,971,874	—	23,971,874
Kazakhstan	106,138	—	—	106,138
Malaysia	333,808	276,185	—	609,993
Mexico	563,370	—	—	563,370
Netherlands	1,678,280	1,813,797	—	3,492,077
Norway	—	1,055,916	—	1,055,916
Portugal	—	133,879	—	133,879
Russia	12,387	—	—	12,387
Singapore	95,361	1,567,230	—	1,662,591
South Africa	—	119,930	—	119,930
South Korea	—	1,293,887	—	1,293,887
Spain	—	375,782	—	375,782
Sweden	—	690,512	—	690,512
Switzerland	64,530	4,081,316	—	4,145,846
Taiwan	—	595,068	—	595,068
Thailand	372,611	—	—	372,611
United Arab Emirates	369,309	—	—	369,309
United Kingdom	930,900	5,657,499	$222,761	6,811,160
United States	70,229,613	171,989	16,643	70,418,245
Corporate Bonds	—	15,228,127	1,664,717	16,892,844
Credit Linked Notes	—	807,373	—	807,373
Floating Rate Loan Interests	—	2,533,170	161,505	2,694,675
Foreign Agency Obligations	—	667,518	—	667,518
Foreign Government Obligations	—	19,640,351	—	19,640,351
Investment Companies	1,783,997	—	—	1,783,997
Preferred Securities	3,523,568	4,035,243	2,221,230	9,780,041
Rights	3,096	—	—	3,096
U.S. Government Sponsored Agency Securities	—	930,333	—	930,333
U.S. Treasury Obligations	—	17,309,596	—	17,309,596
Warrants	—	71,694	—	71,694
Short-Term Securities:
Foreign Agency Obligations	—	10,075,937	—	10,075,937
Money Market Funds	4,691,053	5,001,990	—	9,693,043
Time Deposits	—	438,733	—	438,733
U.S. Treasury Obligations	—	31,798,766	—	31,798,766
Options Purchased:
Commodity Contracts	594	15,305	—	15,899
Equity Contracts	—	3,696,607	—	3,696,607
Foreign Currency Exchange Contracts	—	7,803	—	7,803
Interest Rate Contracts	—	324,054	—	324,054
Liabilities:
Investments:
Investments Sold Short	(709,761)	—	—	(709,761)
Total	$92,433,780	$167,416,457	$4,286,856	$264,137,093

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$16,437	$76,115	—	$92,552
Foreign currency exchange contracts	—	602,977	—	602,977
Interest rate contracts	—	160,785	—	160,785
Liabilities:
Credit contracts	—	(1,094)	—	(1,094)
Equity contracts	(65,171)	(1,269,450)	—	(1,334,621)
Foreign currency exchange contracts	—	(129,259)	—	(129,259)
Interest rate contracts	—	(217,988)	—	(217,988)
Total	$(48,734)	$(777,914)	—	$(826,648)

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$445,510	—	—	$445,510
Cash held for securities sold short	654,488	—	—	654,488
Foreign currency at value	27,976	—	—	27,976
Cash pledged for centrally cleared swaps	295,000	—	—	295,000
Liabilities:
Cash received as collateral for OTC derivatives	—	$(2,000,000)	—	(2,000,000)
Collateral on securities loaned at value	—	(5,001,990)	—	(5,001,990)
Total	$1,422,974	$(7,001,990)	—	$(5,579,016)

During the period ended March 31, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Securities	Total
Assets:
Opening balance, as of December 31, 2014	$211,645	$1,141,486	$457,843	$2,276,451	$4,087,425
Transfers into Level 3	30,539	497,469	—	—	528,008
Transfers out of Level 3	—	(359,520)	(277,698)	—	(637,218)
Accrued discounts/premiums	—	7,899	30	—	7,929
Net realized gain (loss)	—	—	30	(108,026)	(107,996)
Net change in unrealized appreciation/depreciation[2]	(19,423)	315,722	1,326	74,409	372,034
Purchases	16,643	61,661	—	—	78,304
Sales	—	—	(20,026)	(21,604)	(41,630)
Closing balance, as of March 31, 2015	$239,404	$1,664,717	$161,505	$2,221,230	$4,286,856

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015[2]	$(19,423)	$315,722	$1,326	$74,409	$372,034

[2]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

20	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Portfolio

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of March 31, 2015.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks[1]	$664,246	Market Comparable Companies	2015 Revenue Multiple[2]	9.5x
		Options Pricing Model	Years to IPO[3]	1-2
			Risk Free Rate[3]	0.31%
			Volatility[2]	40.00%
	245,237	Market Comparable Companies	2015 Gross Billings Multiple[2]	11.90x
		Options Pricing Model	Years to IPO[3]	2-3
			Risk Free Rate[3]	0.99%
			Volatility[2]	55.00%
	1,311,747	Probability-Weighted Expected Return Model	Years to IPO[3]	0.75-2.9
			IPO Exit Probability[2]	90.00%-95.00%
			Discount Rate[3]	21.30%-22.31%
			Margin[2]	20.00%
			Revenue Multiple[2]	10.0x-16.0x
Corporate Bonds	428,240	Discounted Cash Flow	Discount Rate[3]	15.00%
Total	$2,649,470

[1]

For the period ended March 31, 2015, the valuation technique for certain investments classified as preferred stocks changed to a Probability-Weighted Expected Return Model. The investment was previously valued utilizing a market comparable company and option pricing model approach. A Probability-Weighted Expected Return Model was considered to be a more relevant measure of fair value for this investment which leverages the most recent equity raise pre-money valuation.

[2]	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

[3]	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	21

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Capital Markets — 1.0%
American Capital, Ltd. (a)		27,350	$404,507
Chemicals — 0.3%
Advanced Emissions Solutions, Inc. (a)		660	11,286
Huntsman Corp.		5,169	114,597

			125,883
Consumer Finance — 1.9%
Ally Financial, Inc. (a)		17,050	357,709
Ally Financial, Inc. (a)		14,880	312,182
Ally Financial, Inc. (a)		4,969	104,250

			774,141
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (a)		5,362	9,491
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		14,935	—
Hotels, Restaurants & Leisure — 0.4%
Amaya, Inc. (a)		7,456	174,840
Insurance — 0.7%
American International Group, Inc.		4,938	270,553
Media — 0.1%
Cengage Learning Acquisitions, Inc. (Thomson Learning)		2,849	63,835
Metals & Mining — 0.1%
Constellium NV, Class A (a)		2,290	46,533
Paper & Forest Products — 0.5%
Ainsworth Lumber Co. Ltd. (a)		33,259	91,646
Ainsworth Lumber Co. Ltd. (a)		22,274	61,476
Ainsworth Lumber Co. Ltd. (a)(b)		15,671	43,182

			196,304
Technology Hardware, Storage & Peripherals — 0.6%
Nokia OYJ — ADR		29,799	225,876
Trading Companies & Distributors — 0.3%
HD Supply Holdings, Inc. (a)		3,460	107,796
Total Common Stocks — 5.9%			2,399,759

Corporate Bonds		Par (000)
Aerospace & Defense — 1.1%
Bombardier, Inc., 7.50%, 3/15/25 (b)	USD	29	28,619
LMI Aerospace, Inc., 7.38%, 7/15/19 (b)		20	20,150
TransDigm, Inc.:
5.50%, 10/15/20		39	38,513
6.00%, 7/15/22		190	190,000
6.50%, 7/15/24		164	164,820

			442,102

Corporate Bonds		Par (000)	Value
Air Freight & Logistics — 0.2%
XPO Logistics, Inc., 7.88%, 9/01/19 (b)	USD	59	$62,466
Airlines — 1.4%
American Airlines Group, Inc.:
5.50%, 10/01/19 (b)		10	10,263
4.63%, 3/01/20 (b)		29	28,402
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)		200	203,000
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		120	126,600
National Air Cargo Group, Inc.:
12.38%, 9/02/15		49	48,817
12.38%, 10/08/15		50	49,703
Virgin Australia Trust, Series 2013-1C, 7.13%, 10/23/18 (b)		104	106,527

			573,312
Auto Components — 0.9%
Affinia Group, Inc., 7.75%, 5/01/21		15	15,525
Delphi Corp., 5.00%, 2/15/23		20	21,450
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19		29	29,544
6.00%, 8/01/20		70	72,716
5.88%, 2/01/22		108	111,240
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)		85	89,250
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (b)		14	14,805

			354,530
Automobiles — 0.5%
General Motors Co.:
4.88%, 10/02/23		10	10,827
6.25%, 10/02/43		66	80,854
5.20%, 4/01/45		95	103,107

			194,788
Banks — 1.1%
Bankia SA, 4.00%, 5/22/24 (c)	EUR	100	109,256
CIT Group, Inc.:
5.25%, 3/15/18	USD	15	15,525
5.50%, 2/15/19 (b)		37	38,480
5.00%, 8/01/23		180	184,500
Novo Banco SA, 4.75%, 1/15/18	EUR	100	109,442

			457,203
Beverages — 0.3%
Constellation Brands, Inc., 4.25%, 5/01/23	USD	10	10,287
Hydra Dutch Holdings 2 BV, 5.58%, 4/15/19 (c)	EUR	100	98,069

			108,356

Portfolio Abbreviations
ADR	American Depositary Receipts	EUR	Euro	S&P	Standard & Poor’s
AKA	Also Known As	FKA	Formerly Known As	USD	U.S. Dollar
CAD	Canadian Dollar	PIK	Payment-in-kind

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Building Products — 0.8%
Builders FirstSource, Inc., 7.63%, 6/01/21 (b)	USD	28	$28,210
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)		51	51,765
The Hillman Group, Inc., 6.38%, 7/15/22 (b)		30	30,000
Masonite International Corp., 5.63%, 3/15/23 (b)		31	31,775
Ply Gem Industries, Inc., 6.50%, 2/01/22		105	102,375
The Ryland Group, Inc., 6.63%, 5/01/20		26	28,080
USG Corp.:
9.75%, 1/15/18		43	49,773
5.88%, 11/01/21 (b)		8	8,500
5.50%, 3/01/25 (b)		10	10,200

			340,678
Capital Markets — 0.5%
E*TRADE Financial Corp.:
0.00%, 8/31/19 (b)(d)(e)		37	102,233
Series A, 0.00%, 8/31/19 (d)(e)		1	2,763
5.38%, 11/15/22		59	62,245
4.63%, 9/15/23		50	50,875

			218,116
Chemicals — 1.6%
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B, 5.75%, 2/01/21	EUR	100	113,761
Axiall Corp., 4.88%, 5/15/23	USD	14	13,895
Celanese U.S. Holdings LLC:
5.88%, 6/15/21		22	23,760
4.63%, 11/15/22		20	20,150
Chemtura Corp., 5.75%, 7/15/21		31	31,426
Huntsman International LLC:
4.88%, 11/15/20		36	36,000
8.63%, 3/15/21		65	69,550
INEOS Finance PLC, 8.38%, 2/15/19 (b)		100	106,320
Momentive Performance Materials, Inc.:
Escrow, 8.88%, 10/15/20 (a)(f)		82	—
3.88%, 10/24/21		82	72,570
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18		15	13,387
Platform Specialty Products Corp., 6.50%, 2/01/22 (b)		124	129,580

			630,399
Commercial Services & Supplies — 1.3%
Acosta, Inc., 7.75%, 10/01/22 (b)		55	56,856
ADS Waste Holdings, Inc., 8.25%, 10/01/20		33	34,485
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		95	98,325
Covanta Holding Corp.:
6.38%, 10/01/22		22	23,540
5.88%, 3/01/24		33	34,155
The Hertz Corp., 7.38%, 1/15/21		40	42,000
Igloo Holdings Corp., 8.25% (8.25% Cash or 9.00% PIK), 12/15/17 (b)(g)		30	30,300
IVS F. SpA, 7.13%, 4/01/20	EUR	100	112,901
Laureate Education, Inc., 10.00%, 9/01/19 (b)	USD	44	41,580
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		30	29,700
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)		5	5,406

			509,248
Communications Equipment — 1.0%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		257	259,570
CommScope, Inc.:
5.00%, 6/15/21 (b)		30	29,963
5.50%, 6/15/24 (b)		30	30,000

Corporate Bonds		Par (000)	Value
Communications Equipment (concluded)
Project Homestake Merger Corp., 8.88%, 3/01/23 (b)	USD	75	$75,187

			394,720
Computer Services — 0.1%
SunGard Data Systems, Inc., 6.63%, 11/01/19		43	44,290
Construction & Engineering — 1.5%
Abengoa Greenfield SA, 6.50%, 10/01/19 (b)		200	184,000
AECOM:
5.75%, 10/15/22 (b)		16	16,560
5.88%, 10/15/24 (b)		44	46,200
Aguila 3 SA, 7.88%, 1/31/18 (b)		150	150,000
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	100	98,385
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)	USD	31	29,063
Modular Space Corp., 10.25%, 1/31/19 (b)		121	96,195

			620,403
Consumer Finance — 0.7%
Ally Financial, Inc.:
5.13%, 9/30/24		53	54,656
4.63%, 3/30/25		35	34,475
8.00%, 11/01/31		122	152,500
DFC Finance Corp., 10.50%, 6/15/20 (b)		40	31,300

			272,931
Containers & Packaging — 0.9%
Berry Plastics Corp., 5.50%, 5/15/22		33	33,907
Beverage Packaging Holdings Luxembourg II SA:
5.63%, 12/15/16 (b)		39	39,146
6.00%, 6/15/17 (b)		65	65,163
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		12	12,645
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		27	27,236
Pactiv LLC, 8.38%, 4/15/27		63	64,733
Sealed Air Corp.:
4.88%, 12/01/22 (b)		11	11,220
5.13%, 12/01/24 (b)		40	41,400
6.88%, 7/15/33 (b)		20	21,050
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)		26	27,950

			344,450
Distributors — 0.3%
American Tire Distributors, Inc., 10.25%, 3/01/22 (b)		95	98,800
VWR Funding, Inc., 7.25%, 9/15/17		15	15,656

			114,456
Diversified Consumer Services — 0.1%
Service Corp. International U.S., 4.50%, 11/15/20		60	60,900
Diversified Financial Services — 0.5%
General Motors Financial Co., Inc.:
3.15%, 1/15/20		85	86,011
4.00%, 1/15/25		95	96,892
MSCI, Inc., 5.25%, 11/15/24 (b)		23	23,776

			206,679
Diversified Telecommunication Services — 4.9%
Altice Financing SA, 6.63%, 2/15/23 (b)		200	206,000
Avaya, Inc.:
7.00%, 4/01/19 (b)		75	74,437
10.50%, 3/01/21 (b)		38	32,300
CenturyLink, Inc., Series S, 6.45%, 6/15/21		15	16,181

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (concluded)
Consolidated Communications, Inc., 6.50%, 10/01/22 (b)	USD	15	$15,187
Frontier Communications Corp.:
8.50%, 4/15/20		10	11,225
6.25%, 9/15/21		35	35,087
7.13%, 1/15/23		55	56,237
7.63%, 4/15/24		20	20,825
6.88%, 1/15/25		35	34,650
9.00%, 8/15/31		25	26,750
Intelsat Jackson Holdings SA:
6.63%, 12/15/22		56	54,040
5.50%, 8/01/23		129	121,744
Level 3 Communications, Inc., 8.88%, 6/01/19		25	26,313
Level 3 Financing, Inc.:
8.13%, 7/01/19		60	63,075
7.00%, 6/01/20		43	45,903
8.63%, 7/15/20		26	28,177
6.13%, 1/15/21		10	10,487
5.38%, 8/15/22		76	78,209
5.63%, 2/01/23 (b)		71	72,953
Telecom Italia Capital SA, 6.00%, 9/30/34		15	15,487
Telecom Italia SpA:
4.88%, 9/25/20	EUR	110	134,968
4.50%, 1/25/21		100	120,666
Telenet Finance III Luxembourg SCA, 6.63%, 2/15/21		200	228,221
Wind Acquisition Finance SA:
4.00%, 7/15/20		110	119,185
4.08%, 7/15/20 (c)		100	107,256
Ziggo Bond Finance BV, 5.88%, 1/15/25 (b)	USD	200	209,500

			1,965,063
Electric Utilities — 0.7%
AES Corp., 7.38%, 7/01/21		33	36,630
CE Energy AS, 7.00%, 2/01/21	EUR	100	110,213
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.50% (10.50% Cash or 11.25% PIK), 11/01/16 (a)(f)(g)	USD	1,540	138,600

			285,443
Electrical Equipment — 0.2%
GrafTech International Ltd., 6.38%, 11/15/20		17	13,643
Sensata Technologies BV:
5.63%, 11/01/24 (b)		17	18,105
5.00%, 10/01/25 (b)		68	68,935

			100,683
Electronic Equipment, Instruments & Components — 0.6%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		65	69,774
5.00%, 9/01/23		64	64,960
5.50%, 12/01/24		107	112,083

			246,817
Energy Equipment & Services — 0.2%
Pacific Drilling SA, 5.38%, 6/01/20 (b)		67	53,600
Pioneer Energy Services Corp., 6.13%, 3/15/22		19	14,440
Seventy Seven Energy, Inc., 6.50%, 7/15/22		24	10,920

			78,960
Food & Staples Retailing — 0.7%
Rite Aid Corp.:
9.25%, 3/15/20		20	22,050
6.75%, 6/15/21		80	85,100
6.13%, 4/01/23 (b)		147	150,675

Corporate Bonds		Par (000)	Value
Food & Staples Retailing (concluded)
7.70%, 2/15/27	USD	15	$17,325

			275,150
Food Products — 0.7%
H. J. Heinz Co., 4.25%, 10/15/20		50	51,300
R&R PIK PLC, 9.25% (9.25% Cash or 9.85% PIK), 5/15/18 (g)	EUR	180	196,447
Smithfield Foods, Inc., 5.88%, 8/01/21 (b)	USD	11	11,536
The WhiteWave Foods Co., 5.38%, 10/01/22		20	21,500

			280,783
Health Care Equipment & Supplies — 0.3%
Alere, Inc.:
7.25%, 7/01/18		30	31,837
8.63%, 10/01/18		17	17,680
6.50%, 6/15/20		13	13,423
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18		34	35,615
Hologic, Inc., 6.25%, 8/01/20		28	29,050

			127,605
Health Care Providers & Services — 4.2%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		25	25,031
5.63%, 2/15/23 (b)		9	9,158
Amsurg Corp., 5.63%, 7/15/22		148	151,330
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19		11	11,467
Catamaran Corp., 4.75%, 3/15/21		50	55,563
Centene Corp., 4.75%, 5/15/22		20	20,750
CHS/Community Health Systems, Inc., 6.88%, 2/01/22		63	67,331
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24		95	96,900
Envision Healthcare Corp., 5.13%, 7/01/22 (b)		35	35,787
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24 (b)		39	40,853
HCA Holdings, Inc., 7.75%, 5/15/21		170	180,890
HCA, Inc.:
6.50%, 2/15/20		89	100,214
5.88%, 3/15/22		38	42,073
4.75%, 5/01/23		39	40,463
Series 1, 5.88%, 5/01/23		36	38,880
5.00%, 3/15/24		62	65,720
5.38%, 2/01/25		142	148,923
5.25%, 4/15/25		40	43,200
HealthSouth Corp., 5.75%, 11/01/24		50	52,000
Kindred Healthcare, Inc., 6.38%, 4/15/22		20	20,175
MPH Acquisition Holdings LLC, 6.63%, 4/01/22 (b)		25	25,906
Omnicare, Inc.:
4.75%, 12/01/22		17	17,553
5.00%, 12/01/24		14	14,630
Surgical Care Affiliates, Inc., 6.00%, 4/01/23 (b)		17	17,127
Teleflex, Inc., 6.88%, 6/01/19		55	57,337
Tenet Healthcare Corp.:
5.50%, 3/01/19 (b)		62	62,465
4.75%, 6/01/20		70	70,941
4.50%, 4/01/21		16	15,680
4.38%, 10/01/21		12	11,730
8.13%, 4/01/22		115	126,787
Truven Health Analytics, Inc., 10.63%, 6/01/20		40	42,000

			1,708,864

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	3

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Health Care Technology — 0.3%
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (b)	USD	90	$93,150
IMS Health, Inc., 6.00%, 11/01/20 (b)		30	31,237

			124,387
Hotels, Restaurants & Leisure — 1.3%
Brunswick Corp., 4.63%, 5/15/21 (b)		25	25,187
MGM Resorts International:
6.75%, 10/01/20		20	21,450
6.63%, 12/15/21		29	30,976
7.75%, 3/15/22		26	29,283
6.00%, 3/15/23		45	46,237
Snai SpA, 7.63%, 6/15/18	EUR	100	112,094
Station Casinos LLC, 7.50%, 3/01/21	USD	118	125,670
Sterling Entertainment Enterprises LLC, 9.75%, 11/25/19 (b)		150	153,000
Waterford Gaming LLC/Waterford Gaming Financial Corp., 8.63% (b)(h)		41	103

			544,000
Household Durables — 1.9%
Beazer Homes USA, Inc.:
6.63%, 4/15/18		9	9,338
5.75%, 6/15/19		9	8,798
7.50%, 9/15/21		25	24,437
D.R. Horton, Inc., 4.00%, 2/15/20		44	44,616
Jarden Corp., 7.50%, 5/01/17		30	33,075
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)		18	18,900
Lennar Corp., 4.50%, 11/15/19		53	54,457
Magnolia BC SA, 9.00%, 8/01/20	EUR	200	222,576
PulteGroup, Inc., 6.38%, 5/15/33	USD	10	10,350
Shea Homes LP/Shea Homes Funding Corp.:
5.88%, 4/01/23 (b)		46	46,805
6.13%, 4/01/25 (b)		46	46,345
Standard Pacific Corp.:
8.38%, 1/15/21		104	120,380
5.88%, 11/15/24		22	22,605
TRI Pointe Holdings, Inc.:
4.38%, 6/15/19 (b)		50	48,813
5.88%, 6/15/24 (b)		35	34,213
William Lyon Homes, Inc., 8.50%, 11/15/20		30	32,475

			778,183
Household Products — 0.2%
Spectrum Brands, Inc.:
6.63%, 11/15/22		40	42,800
6.13%, 12/15/24 (b)		53	56,577

			99,377
Independent Power and Renewable Electricity Producers — 1.1%
AES Corp.:
4.88%, 5/15/23		39	38,025
5.50%, 3/15/24		57	56,857
Calpine Corp.:
5.38%, 1/15/23		28	28,000
5.88%, 1/15/24 (b)		30	32,415
5.50%, 2/01/24		75	75,656
5.75%, 1/15/25		16	16,120
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
6.75%, 11/01/19 (b)		115	119,025
7.38%, 11/01/22 (b)		5	5,256
Mirant Mid-Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		50	52,819
NRG Energy, Inc., 6.25%, 5/01/24		28	28,210

			452,383

Corporate Bonds		Par (000)	Value
Insurance — 0.5%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)	USD	68	$70,040
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)		9	9,495
Genworth Holdings, Inc., 4.80%, 2/15/24		25	21,031
HUB International Ltd., 7.88%, 10/01/21 (b)		46	47,150
Radian Group, Inc.:
2.25%, 3/01/19 (d)		22	35,269
5.50%, 6/01/19		33	34,444

			217,429
Internet & Catalog Retail — 0.2%
Netflix, Inc.:
5.50%, 2/15/22 (b)		42	42,945
5.88%, 2/15/25 (b)		19	19,499

			62,444
Internet Software & Services — 0.6%
Equinix, Inc.:
5.38%, 1/01/22		23	23,977
5.75%, 1/01/25		26	27,105
VeriSign, Inc., 5.25%, 4/01/25 (b)		12	12,240
Zayo Group LLC/Zayo Capital, Inc.:
10.13%, 7/01/20		9	10,193
6.00%, 4/01/23 (b)		149	149,745

			223,260
Life Sciences Tools & Services — 0.2%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)		60	64,500
JLL/Delta Dutch Newco BV, 7.50%, 2/01/22 (b)		20	20,800

			85,300
Machinery — 1.7%
CNH Industrial Finance Europe SA, 2.75%, 3/18/19	EUR	100	110,052
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22		100	99,191
Jurassic Holdings III, Inc., 6.88%, 2/15/21 (b)	USD	31	26,970
Oshkosh Corp., 5.38%, 3/01/25 (b)		12	12,360
Schaeffler Holding Finance BV:
6.88% (6.88% Cash or 7.38% PIK), 8/15/18 (g)	EUR	200	224,793
6.75% (6.75% Cash or 7.25% PIK), 11/15/22 (b)(g)	USD	200	216,000

			689,366
Media — 7.2%
Altice SA, 7.25%, 5/15/22	EUR	100	112,041
AMC Networks, Inc.:
7.75%, 7/15/21	USD	20	21,700
4.75%, 12/15/22		19	18,917
Cablevision Systems Corp., 5.88%, 9/15/22		25	26,187
CCOH Safari LLC:
5.50%, 12/01/22		53	54,193
5.75%, 12/01/24		226	232,780
Cengage Learning Acquisitions, Inc., 0.00%, 4/15/20 (a)(e)(f)		166	—
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (b)		70	69,913
Clear Channel Worldwide Holdings, Inc.:
Series B, 7.63%, 3/15/20		51	53,677
Series B, 6.50%, 11/15/22		101	106,303
DISH DBS Corp.:
5.13%, 5/01/20		81	81,607

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Media (concluded)
5.00%, 3/15/23	USD	10	$9,723
5.88%, 11/15/24		103	103,129
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (b)		4	3,900
Gannett Co., Inc.:
4.88%, 9/15/21 (b)		58	59,160
6.38%, 10/15/23		30	32,550
Gray Television, Inc., 7.50%, 10/01/20		21	22,103
iHeartCommunications, Inc.:
9.00%, 12/15/19		56	55,440
9.00%, 3/01/21		71	67,983
9.00%, 9/15/22		80	76,400
Lamar Media Corp., 5.00%, 5/01/23		5	5,113
LIN Television Corp., 5.88%, 11/15/22 (b)		26	26,520
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		23	24,495
MDC Partners, Inc., 6.75%, 4/01/20 (b)		22	23,183
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)		40	41,600
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		65	69,144
Nexstar Broadcasting, Inc., 6.88%, 11/15/20		15	15,825
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (b)		42	42,263
Numericable-SFR SAS:
4.88%, 5/15/19 (b)		200	199,000
6.00%, 5/15/22 (b)		200	202,500
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.63%, 2/15/24		7	7,333
5.63%, 2/15/24 (b)		15	15,713
Radio One, Inc., 9.25%, 2/15/20 (b)		25	23,875
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)		55	58,300
Regal Entertainment Group, 5.75%, 2/01/25		18	18,000
Sinclair Television Group, Inc., 5.63%, 8/01/24 (b)		29	29,507
Sirius XM Radio, Inc.:
4.25%, 5/15/20 (b)		20	19,800
6.00%, 7/15/24 (b)		20	21,000
5.38%, 4/15/25 (b)		39	39,195
Townsquare Media, Inc., 6.50%, 4/01/23 (b)		22	22,110
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25	EUR	100	111,956
Unitymedia KabelBW GmbH, 9.50%, 3/15/21		135	164,791
Univision Communications, Inc.:
8.50%, 5/15/21 (b)	USD	23	24,581
5.13%, 5/15/23 (b)		106	107,590
5.13%, 2/15/25 (b)		94	95,997
Virgin Media Finance PLC, 5.75%, 1/15/25 (b)		200	207,560
Wave Holdco LLC/Wave Holdco Corp., 8.25% (8.25% Cash or 9.00% PIK), 7/15/19 (b)(g)		75	76,781

			2,901,438
Metals & Mining — 3.2%
Alcoa, Inc.:
5.13%, 10/01/24		139	148,773
5.90%, 2/01/27		2	2,202
6.75%, 1/15/28		7	8,048
5.95%, 2/01/37		3	3,149
Constellium NV, 8.00%, 1/15/23 (b)		250	261,875
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	100	104,888
FMG Resources August 2006 Property Ltd., 6.88%, 4/01/22 (b)	USD	25	18,469
Global Brass & Copper, Inc., 9.50%, 6/01/19		30	32,250
Novelis, Inc.:
8.38%, 12/15/17		25	26,125

Corporate Bonds		Par (000)	Value
Metals & Mining (concluded)
8.75%, 12/15/20	USD	277	$296,736
Ryerson, Inc./Joseph T. Ryerson & Son, Inc., 9.00%, 10/15/17		35	35,350
Steel Dynamics, Inc.:
5.13%, 10/01/21 (b)		65	65,406
6.38%, 8/15/22		35	37,363
SunCoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.38%, 2/01/20 (b)		22	22,550
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)		226	241,255

			1,304,439
Multiline Retail — 0.5%
Family Dollar Stores, Inc., 5.00%, 2/01/21		34	35,756
Family Tree Escrow LLC:
5.75%, 3/01/20 (b)		15	15,713
5.75%, 3/01/23 (b)		156	164,190

			215,659
Oil, Gas & Consumable Fuels — 12.1%
Antero Resources Corp.:
6.00%, 12/01/20		28	28,014
5.38%, 11/01/21		33	32,010
5.13%, 12/01/22		24	23,040
Arch Coal, Inc.:
7.00%, 6/15/19		47	11,045
7.25%, 10/01/20		20	7,100
7.25%, 6/15/21		15	3,450
Baytex Energy Corp., 5.13%, 6/01/21 (b)		20	18,350
Bonanza Creek Energy, Inc.:
6.75%, 4/15/21		82	79,745
5.75%, 2/01/23		44	40,480
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		91	80,763
California Resources Corp.:
5.50%, 9/15/21 (b)		31	27,503
6.00%, 11/15/24 (b)		169	148,297
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18		110	114,675
Chaparral Energy, Inc., 7.63%, 11/15/22		40	26,800
Chesapeake Energy Corp.:
6.88%, 11/15/20		18	18,810
4.88%, 4/15/22		65	60,937
5.75%, 3/15/23		16	15,600
Cimarex Energy Co., 4.38%, 6/01/24		35	34,737
Concho Resources, Inc.:
5.50%, 10/01/22		33	33,247
5.50%, 4/01/23		94	94,696
CONSOL Energy, Inc., 5.88%, 4/15/22		301	272,405
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)		109	108,591
Crownrock LP/Crownrock Finance, Inc., 7.75%, 2/15/23 (b)		20	20,250
Denbury Resources, Inc.:
5.50%, 5/01/22		31	27,823
4.63%, 7/15/23		4	3,430
Diamondback Energy, Inc., 7.63%, 10/01/21		73	76,833
Energy Transfer Equity LP, 5.88%, 1/15/24		162	170,910
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		18	18,450
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		9	8,685
Halcon Resources Corp.:
9.75%, 7/15/20		50	35,250
9.25%, 2/15/22		30	20,700

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	5

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/01/20 (b)	USD	50	$53,875
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.63%, 4/15/21 (b)		54	56,160
5.00%, 12/01/24 (b)		99	93,060
Kinder Morgan, Inc., 7.75%, 1/15/32		50	61,537
Laredo Petroleum, Inc., 7.38%, 5/01/22		66	68,063
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21		30	23,700
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/01/19		59	46,610
8.63%, 4/15/20		25	21,313
7.75%, 2/01/21		20	15,900
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.50%, 8/15/21		10	10,475
6.25%, 6/15/22		70	73,150
MEG Energy Corp.:
6.50%, 3/15/21 (b)		56	51,800
6.38%, 1/30/23 (b)		21	19,320
7.00%, 3/31/24 (b)		187	176,247
Memorial Production Partners LP/Memorial Production Finance Corp.:
7.63%, 5/01/21		16	14,560
6.88%, 8/01/22 (b)		32	28,320
Memorial Resource Development Corp., 5.88%, 7/01/22 (b)		118	110,920
Newfield Exploration Co.:
6.88%, 2/01/20		25	25,880
5.38%, 1/01/26		12	12,121
NGPL PipeCo LLC:
7.12%, 12/15/17 (b)		22	21,917
9.63%, 6/01/19 (b)		25	24,750
Oasis Petroleum, Inc.:
7.25%, 2/01/19		40	39,600
6.50%, 11/01/21		33	31,515
6.88%, 1/15/23		30	29,100
Offshore Group Investment Ltd., 7.50%, 11/01/19		40	22,800
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (b)		28	28,280
Peabody Energy Corp.:
6.00%, 11/15/18		15	11,850
6.50%, 9/15/20		33	20,460
7.88%, 11/01/26		85	51,213
Precision Drilling Corp.:
6.63%, 11/15/20		15	14,137
5.25%, 11/15/24 (b)		95	79,325
QEP Resources, Inc.:
5.38%, 10/01/22		14	13,755
5.25%, 5/01/23		55	53,900
Range Resources Corp.:
5.00%, 8/15/22		13	12,935
5.00%, 3/15/23		21	20,895
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.75%, 9/01/20		28	30,240
5.00%, 10/01/22		20	20,800
4.50%, 11/01/23		105	105,525
Rockies Express Pipeline LLC:
6.00%, 1/15/19 (b)		70	74,287
6.88%, 4/15/40 (b)		15	16,350
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.63%, 7/15/22		11	10,835

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Rosetta Resources, Inc.:
5.88%, 6/01/22	USD	17	$16,023
5.88%, 6/01/24		29	26,970
RSP Permian, Inc., 6.63%, 10/01/22 (b)		35	35,175
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		177	176,557
5.75%, 5/15/24		300	301,500
5.63%, 3/01/25 (b)		96	94,920
Sanchez Energy Corp.:
7.75%, 6/15/21		22	21,340
6.13%, 1/15/23		53	47,634
SandRidge Energy, Inc.:
8.75%, 1/15/20		56	36,400
7.50%, 2/15/23		46	28,060
Seven Generations Energy Ltd., 8.25%, 5/15/20 (b)		241	245,820
SM Energy Co.:
6.13%, 11/15/22 (b)		115	114,425
6.50%, 1/01/23		10	10,200
5.00%, 1/15/24		17	16,005
Southern Star Central Corp., 5.13%, 7/15/22 (b)		13	13,357
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		37	38,480
Sunoco LP/Sunoco Finance Corp., 6.25%, 4/01/23 (b)		19	19,570
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (b)		60	62,100
Ultra Petroleum Corp., 5.75%, 12/15/18 (b)		68	61,370
Whiting Petroleum Corp., 6.25%, 4/01/23 (b)		47	46,765
Williams Partners LP/ACMP Finance Corp., 6.13%, 7/15/22		90	95,355
WPX Energy, Inc., 5.25%, 9/15/24		26	22,867

			4,890,999
Paper & Forest Products — 0.2%
Clearwater Paper Corp., 4.50%, 2/01/23		8	7,880
PH Glatfelter Co., 5.38%, 10/15/20		8	8,180
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (b)		62	62,310

			78,370
Pharmaceuticals — 3.3%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (b)(g)		22	22,357
Endo Finance LLC & Endo Finco, Inc.:
7.00%, 12/15/20 (b)		15	15,637
7.25%, 1/15/22 (b)		12	12,735
Endo Finance LLC/Endo Ltd./Endo Finco., Inc., 6.00%, 2/01/25 (b)		200	206,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 8/01/22 (b)		5	5,163
Par Pharmaceutical Cos., Inc., 7.38%, 10/15/20		36	37,980
Pinnacle Merger Sub, Inc., 9.50%, 10/01/23 (b)		14	15,540
Valeant Pharmaceuticals International:
7.00%, 10/01/20 (b)		38	39,663
6.38%, 10/15/20 (b)		61	63,364
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (b)		14	14,753
7.50%, 7/15/21 (b)		52	56,241
5.63%, 12/01/21 (b)		70	71,050
5.50%, 3/01/23 (b)		161	162,207

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Pharmaceuticals (concluded)
VRX Escrow Corp.:
5.38%, 3/15/20 (b)	USD	95	$95,831
5.88%, 5/15/23 (b)		277	283,925
6.13%, 4/15/25 (b)		226	233,910

			1,336,356
Professional Services — 0.3%
TMF Group Holding BV, 9.88%, 12/01/19	EUR	100	115,073
Real Estate Investment Trusts (REITs) — 0.9%
Felcor Lodging LP, 5.63%, 3/01/23	USD	15	15,487
The GEO Group, Inc.:
5.88%, 1/15/22		7	7,385
5.88%, 10/15/24		55	57,200
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18		26	26,715
iStar Financial, Inc.:
3.00%, 11/15/16 (d)		112	132,650
4.00%, 11/01/17		40	39,500
5.00%, 7/01/19		25	25,000
RHP Hotel Properties LP/RHP Finance Corp.,
5.00%, 4/15/21		69	70,553

			374,490
Real Estate Management & Development — 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (b)		38	34,580
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20		60	59,550
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (b)		50	53,500
The Howard Hughes Corp., 6.88%, 10/01/21 (b)		21	21,997
Kennedy-Wilson, Inc., 5.88%, 4/01/24		25	25,063
Realogy Group LLC:
7.63%, 1/15/20 (b)		17	18,296
9.00%, 1/15/20 (b)		45	49,050
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (b)		78	78,975
5.25%, 12/01/21 (b)		69	70,035
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		15	14,850
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(f)		15	—

			425,896
Road & Rail — 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25 (b)		61	60,695
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (b)		68	68,510
JCH Parent, Inc., 10.50% (10.50% Cash or 11.25% PIK), 3/15/19 (b)(g)		126	113,124
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)		34	34,000

			276,329
Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		5	4,788
Micron Technology, Inc., 5.50%, 2/01/25 (b)		56	56,420

			61,208
Software — 2.5%
Audatex North America, Inc., 6.00%, 6/15/21 (b)		20	21,150
BMC Software Finance, Inc., 8.13%, 7/15/21 (b)		14	12,810

Corporate Bonds		Par (000)	Value
Software (concluded)
Epicor Software Corp., 8.63%, 5/01/19	USD	70	$73,150
First Data Corp.:
7.38%, 6/15/19 (b)		70	73,150
6.75%, 11/01/20 (b)		25	26,625
8.25%, 1/15/21 (b)		97	103,790
11.25%, 1/15/21		3	3,413
10.63%, 6/15/21		82	93,275
11.75%, 8/15/21		87	100,594
8.75% (8.75% Cash or 8.85% PIK), 1/15/22 (b)(g)		6	6,458
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% (7.13% Cash or 7.88% PIK), 5/01/21 (b)(g)		206	204,004
Infor U.S., Inc., 6.50%, 5/15/22 (b)		95	97,375
Open Text Corp., 5.63%, 1/15/23 (b)		128	132,800
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (b)		41	43,973

			992,567
Specialty Retail — 0.6%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		29	30,087
CST Brands, Inc., 5.00%, 5/01/23		14	14,280
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (b)		69	73,140
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75%, 8/15/19		27	27,473
Penske Automotive Group, Inc.:
5.75%, 10/01/22		19	19,950
5.38%, 12/01/24		37	38,110
Sally Holdings LLC/Sally Capital, Inc., 5.50%, 11/01/23		16	16,880
Sonic Automotive, Inc., 5.00%, 5/15/23		13	12,870

			232,790
Technology Hardware, Storage & Peripherals — 0.1%
Nokia OYJ, 6.63%, 5/15/39		47	55,695
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22		20	21,850
Springs Industries, Inc., 6.25%, 6/01/21		44	43,450
The William Carter Co., 5.25%, 8/15/21		20	20,700

			86,000
Thrifts & Mortgage Finance — 0.6%
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		200	194,000
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (b)		30	31,200

			225,200
Trading Companies & Distributors — 2.6%
Aircastle Ltd.:
7.63%, 4/15/20		4	4,600
5.13%, 3/15/21		27	28,215
5.50%, 2/15/22		20	21,275
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)		14	14,175
H&E Equipment Services, Inc., 7.00%, 9/01/22		39	40,170
HD Supply, Inc.:
11.00%, 4/15/20		193	219,055
7.50%, 7/15/20		297	317,790
5.25%, 12/15/21 (b)		218	224,540
International Lease Finance Corp.:
4.63%, 4/15/21		17	17,595

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	7

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Trading Companies & Distributors (concluded)
5.88%, 8/15/22	USD	10	$11,100
United Rentals North America, Inc.:
8.25%, 2/01/21		67	72,360
5.75%, 11/15/24		55	56,787
5.50%, 7/15/25		26	26,487

			1,054,149
Transportation Infrastructure — 0.3%
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	100	113,438
Wireless Telecommunication Services — 3.7%
Crown Castle International Corp., 5.25%, 1/15/23	USD	68	71,400
Digicel Ltd., 6.00%, 4/15/21 (b)		332	315,400
DigitalGlobe, Inc., 5.25%, 2/01/21 (b)		17	17,000
SBA Communications Corp.:
5.63%, 10/01/19		10	10,545
4.88%, 7/15/22 (b)		50	48,978
Sprint Capital Corp.:
6.88%, 11/15/28		40	36,700
8.75%, 3/15/32		45	46,463
Sprint Communications, Inc.:
9.00%, 11/15/18 (b)		170	195,075
7.00%, 3/01/20 (b)		156	171,990
Sprint Corp.:
7.88%, 9/15/23		174	177,480
7.13%, 6/15/24		109	106,275
T-Mobile USA, Inc.:
6.63%, 4/28/21		44	46,090
6.13%, 1/15/22		10	10,313
6.73%, 4/28/22		25	26,313
6.00%, 3/01/23		28	28,691
6.50%, 1/15/24		75	78,375
6.38%, 3/01/25		93	95,967

			1,483,055
Total Corporate Bonds — 75.5%			30,518,675

Floating Rate Loan Interests (c)
Aerospace & Defense — 0.2%
Sequa Corp., Initial Term Loan, 4.00% - 5.25%, 6/19/17		72	66,779
Air Freight & Logistics — 0.3%
Ceva Group PLC (FKA Louis No. 1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		33	30,973
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		35	32,336
Ceva Logistics Canada, ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		6	5,575
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), US Term Loan, 6.50%, 3/19/21		48	44,602

			113,486
Airlines — 0.1%
Northwest Airlines, Inc.:
Term Loan B757-200 (N551), 1.63%, 9/10/18		11	10,027
Term Loan B757-200 (N554), 1.63%, 9/10/18		11	10,585
Term Loan B757-300 (N550), 1.63%, 3/10/17		11	10,027
Term Loan B757-300 (N583), 2.25%, 3/10/17		10	9,533

Floating Rate Loan Interests (c)		Par (000)	Value
Airlines (concluded)
Term Loan B757-300 (N584), 2.25%, 3/10/17	USD	10	$9,967

			50,139
Chemicals — 0.5%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		189	160,777
Macdermid, Inc. (Platform Specialty Products Co.), Tranche B-2 Term Loan, 4.75%, 6/07/20		10	9,932
Oxea Finance & Cy S.C.A. (Oxea Finance LLC), Term Loan (Second Lien), 8.25%, 7/15/20		35	32,375

			203,084
Commercial Services & Supplies — 0.2%
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		69	68,740
Communications Equipment — 0.1%
Riverbed Technology, Inc., Term Loan B, 5.00%, 2/25/22		30	30,270
Construction & Engineering — 0.0%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		25	24,133
Construction Materials — 0.1%
Stardust Finance Holdings, Inc., Senior Lien Term Loan, 6.50%, 3/13/22		27	26,486
Electric Utilities — 0.7%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 6/19/16		112	112,539
Texas Competitive Electric Holdings Co., LLC (TXU):
2017 Term Loan (Extending), 4.50% - 4.66%, 10/10/17		80	47,788
DIP Delayed Draw Term Loan (2014), 3.75%, 5/05/16		121	121,906

			282,233
Energy Equipment & Services — 0.0%
American Energy - Marcellus, LLC, Initial Loan (First Lien), 5.25%, 8/04/20		21	17,554
Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc., 2013 (November) Replacement Loan (Second Lien), 8.50%, 3/26/20		30	29,750
Health Care Providers & Services — 0.4%
CHS/Community Health Systems, Inc., 2021 Term D Loan, 4.25%, 1/27/21		63	62,860
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/03/20		20	19,618
Valeant Pharmaceuticals International, Inc., Series F-2 Tranche B Delayed Draw, 3.25%, 3/11/22		63	63,102

			145,580
Hotels, Restaurants & Leisure — 1.7%
Amaya Holdings B.V., Initial Term B Loan (Second Lien), 8.00%, 8/01/22		200	199,322
Caesars Entertainment Resort Properties, LLC, Term B Loan, 7.00%, 10/11/20		218	205,863
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		56	55,757
Hilton Worldwide Finance, LLC, Initial Term Loan, 2.50% - 3.50%, 10/26/20		1	882
La Quinta Intermediate Holdings LLC, Initial Term Loan, 4.00%, 4/14/21		45	45,052

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20	USD	48	$48,053
Travelport Finance (Luxembourg) S.à r.l., Initial Term Loan, 5.75%, 9/02/21		135	135,768

			690,697
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.:
Term Loan (10/12), 4.00%, 10/09/19		35	34,869
Term Loan (3/11), 4.00%, 4/01/18		4	3,986

			38,855
Internet Software & Services — 0.2%
Amaya Holdings B.V., Initial Term B Loan (First Lien), 5.00%, 8/01/21		16	15,638
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 4.00%, 7/02/19		85	85,360

			100,998
Machinery — 0.5%
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (AKA Hamilton Sundstrand), Refinancing Term Loan, 4.00%, 12/13/19		65	61,680
Gates Global LLC, Initial Dollar Term Loan, 3.25% - 4.25%, 7/05/21		104	103,820
Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, 5.25%, 3/11/22		35	35,284

			200,784
Media — 1.2%
Advantage Sales & Marketing, Inc.:
Initial Term Loan (First Lien), 4.25%, 7/23/21		35	34,777
Term Loan (Second Lien), 7.50%, 7/25/22		55	54,988
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.):
Term Loan, 7.00%, 3/31/20		147	147,755
Term Loan, 7.00%, 6/30/15 (a)(f)		20	—
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.), Tranche D Term Loan, 6.93%, 1/30/19		157	148,953
Interactive Data Corp., Term Loan, 4.75%, 5/02/21		59	59,686
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		30	29,774

			475,933
Metals & Mining — 0.1%
Novelis, Inc., Initial Term Loan, 3.75%, 3/10/17		26	25,996
Oil, Gas & Consumable Fuels — 0.6%
American Energy - Utica, LLC:
Incremental Tranche 1 Loan (Second Lien), 11.00%, 9/30/18		13	11,860
Incremental Tranche 2 (Second Lien), 11.00%, 9/30/18		13	11,861
Loan (Second Lien), 11.00%, 9/30/18		103	93,994
Arch Coal, Inc., Term Loan, 6.25%, 5/16/18		42	32,001
CITGO Holding, Inc., Term Loan, 9.50%, 5/12/18		90	89,252

			238,968
Pharmaceuticals — 0.2%
Par Pharmaceutical Cos., Inc. (Par Pharmaceutical, Inc.), Term B-2 Loan, 4.00%, 9/30/19		10	9,929

Floating Rate Loan Interests (c)		Par (000)	Value
Pharmaceuticals (concluded)
Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Facility, 3.25%, 3/11/22	USD	82	$82,384

			92,313
Real Estate Management & Development — 0.0%
Realogy Group LLC (FKA Realogy Corp.), Extended Synthetic Commitment, 0.03% - 4.40%, 10/10/16		6	5,744
Road & Rail — 0.3%
The Hertz Corp.:
Tranche B-1 Term Loan, 4.00%, 3/11/18		25	24,905
Tranche B-2 Term Loan, 3.50%, 3/11/18		100	99,267

			124,172
Semiconductors & Semiconductor Equipment — 0.3%
Avago Technologies Cayman Ltd. (Avago Technologies Holdings Luxembourg S.à r.l.), Term Loan, 3.75%, 5/06/21		39	38,784
Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 3.25% - 4.25%, 2/28/20		98	98,156

			136,940
Software — 0.8%
First Data Corp., 2018 New Dollar Term Loan, 3.50% - 3.67%, 3/23/18		210	209,633
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		90	91,739
TIBCO Software, Inc., Term Loan, 6.50%, 12/04/20		20	19,981

			321,353
Specialty Retail — 0.1%
PetSmart, Inc., Term Loan, 5.00%, 3/11/22		45	45,325
Trading Companies & Distributors — 0.1%
HD Supply, Inc., Term Loan 2014, 4.00%, 6/28/18		55	55,209
Total Floating Rate Loan Interests — 8.9%			3,611,521

Foreign Agency Obligations — 0.3%
Brazil — 0.3%
Petrobras Global Finance BV, 4.75%, 1/14/25	EUR	100	96,758

Investment Companies — 1.0%		Shares
iShares iBoxx $ High Yield Corporate Bond ETF (i)		4,569	413,997

Non-Agency Mortgage-Backed Securities		Par (000)
Commercial Mortgage-Backed Securities — 0.3%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (b)(c)	USD	113	116,069

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	9

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Other Interests (j)		Beneficial Interest (000)	Value
Auto Components — 0.0%
Lear Corp., Escrow (a)(f)	USD	150	$1,313
Lear Corp., Escrow (a)(f)		100	875

			2,188
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (a)(f)		110	15,813
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (a)(f)		30	4,313

			20,126
Household Durables — 0.2%
Stanley-Martin, Class B Membership Units (a)(k)		—	71,600
Total Other Interests — 0.2%			93,914

Preferred Securities
Capital Trusts		Par (000)
Banks — 2.8%
Bank of America Corp.:
Series V, 5.13% (c)(h)		170	167,008
Series X, 6.25% (c)(h)		190	193,563
Series Z, 6.50% (c)(h)		55	58,163
Citigroup, Inc.:
5.95% (c)(h)		75	75,937
Series D, 5.35% (c)(h)		30	29,025
JPMorgan Chase & Co.:
Series 1, 7.90% (c)(h)		75	80,719
Series Q, 5.15% (c)(h)		5	4,881
Series S, 6.75% (c)(h)		162	175,770
Series U, 6.13% (c)(h)		39	39,776
Series V, 5.00% (c)(h)		125	122,806
Wells Fargo & Co.:
Series S, 5.90% (c)(h)		60	62,475
Series U, 5.88% (c)(h)		115	121,635

			1,131,758
Capital Markets — 0.8%
The Goldman Sachs Group, Inc., Series L, 5.70% (c)(h)		157	161,514
Morgan Stanley:
Series H, 5.45% (c)(h)		110	110,825
Series J, 5.55% (c)(h)		35	35,350

			307,689
Consumer Finance — 0.2%
American Express Co., Series C, 4.90% (c)(h)		85	86,233
Total Capital Trusts — 3.8%			1,525,680

Preferred Stocks	Shares	Value
Capital Markets — 0.0%
State Street Corp., Series D, 5.90% (c)	615	$16,783
Consumer Finance — 0.1%
Ally Financial, Inc., Series A, 8.50% (c)	1,284	34,244
Diversified Financial Services — 0.1%
RBS Capital Funding Trust VI, Series F, 6.25%	2,075	51,502
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp., 5.75% (d)	30	26,247
Total Preferred Stocks — 0.3%		128,776

Trust Preferreds
Consumer Finance — 0.5%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (c)	8,676	227,745
Diversified Financial Services — 0.2%
RBS Capital Funding Trust VII, 6.08% (h)	2,668	66,086
Total Trust Preferreds — 0.7%		293,831
Total Preferred Securities — 4.8%		1,948,287
Total Long-Term Investments (Cost — $40,413,377) — 96.9%		39,198,980

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (i)(l)	41,753	41,753
Total Investments (Cost — $40,455,130*) — 97.0%		39,240,733
Other Assets Less Liabilities — 3.0%		1,215,354

Net Assets — 100.0%		$40,456,087

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$40,500,475

Gross unrealized appreciation	$841,442
Gross unrealized depreciation	(2,101,184)

Net unrealized depreciation	$(1,259,742)

10	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock High Yield Portfolio

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Convertible security.

(e)	Zero-coupon bond.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	Security is perpetual in nature and has no stated maturity date.

(i)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Shares Purchased	Shares Sold	Shares Held at March 31, 2015	Value Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	433,841	—	(392,088)[1]	41,753	$41,753	$128
iShares iBoxx $ High Yield Corporate Bond ETF	2,399	2,170	—	4,569	$413,997	$926

[1]	Represents net shares sold.

(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(k)	Amount is less than $500.

(l)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Sold	Issue	Exchange	Expiration		Notional Value	Unrealized Depreciation
(16)	E-Mini S&P 500 Futures	Chicago Mercantile	June 2015	USD	1,648,640	$(13,882)
(5)	Russell 2000 Mini Index Futures	InterContinental Exchange	June 2015	USD	624,450	(11,476)
Total						$(25,358)

•	As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	150,000	USD	163,832	Morgan Stanley & Co. International PLC	4/21/15	$(2,498)
USD	32,561	CAD	39,000	Citibank N.A.	4/21/15	1,776
USD	173,007	CAD	207,000	UBS AG	4/21/15	9,613
USD	3,166,576	EUR	2,744,000	Citibank N.A.	4/21/15	215,236
USD	6,614	EUR	6,000	Goldman Sachs International	4/21/15	161
Total						$224,288

•	As of March 31, 2015, centrally cleared credit default swaps — sold protection outstanding were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 24 Version 1	5.00%	Chicago Mercantile	6/20/20	B+	USD	1,925	$9,548

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	11

Schedule of Investments (continued)	BlackRock High Yield Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$1,622,851	$776,908	—	$2,399,759
Corporate Bonds	—	30,267,052	$251,623	30,518,675
Floating Rate Loan Interests	—	3,382,166	229,355	3,611,521
Foreign Agency Obligations	—	96,758	—	96,758
Investment Companies	413,997	—	—	413,997
Non-Agency Mortgage-Backed Securities	—	116,069	—	116,069
Other Interests	—	20,126	73,788	93,914
Preferred Securities	422,607	1,525,680	—	1,948,287
Short-Term Securities	41,753	—	—	41,753

Total	$2,501,208	$36,184,759	$554,766	$39,240,733

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	—	$226,786	—	$226,786
Liabilities:
Credit contracts	—	9,548	—	9,548
Equity contracts	$(25,358)	—	—	(25,358)
Foreign currency exchange contracts	—	(2,498)	—	(2,498)

Total	$(25,358)	$233,836	—	$208,478

[2]    Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,068	—	—	$1,068
Foreign currency at value	4,165	—	—	4,165
Cash pledged for financial futures contracts	127,000	—	—	127,000
Cash pledged for centrally cleared swaps	110,000	—	—	110,000

Total	$242,233	—	—	$242,233

During the period ended March 31, 2015, there were no transfers between Level 1 and Level 2.

12	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (concluded)	BlackRock High Yield Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total
Assets:
Opening Balance, as of December 31, 2014	$258,807	$435,457	$72,538	$766,802
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(191,186)	—	(191,186)
Accrued discounts/premiums	—	432	—	432
Net realized gain (loss)	—	537	—	537
Net change in unrealized appreciation/depreciation[1]	6,197	10,982	1,250	18,429
Purchases	—	1,770	—	1,770
Sales	(13,381)	(28,637)	—	(42,018)
Closing Balance, as of March 31, 2015	$251,623	$229,355	$73,788	$554,766

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015[1]	$6,197	$10,982	$1,250	$18,429

[1]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	13

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.2%
Honeywell International, Inc.	2,600	$271,206
Raytheon Co.	17,330	1,893,303

		2,164,509
Air Freight & Logistics — 1.1%
FedEx Corp.	12,380	2,048,271
Airlines — 1.8%
Southwest Airlines Co.	28,500	1,262,550
United Continental Holdings, Inc. (a)	28,400	1,909,900

		3,172,450
Auto Components — 0.6%
Lear Corp.	9,000	997,380
Banks — 11.8%
Bank of America Corp.	288,279	4,436,614
Citigroup, Inc.	77,193	3,976,983
JPMorgan Chase & Co.	84,865	5,141,122
SunTrust Banks, Inc.	58,730	2,413,216
U.S. Bancorp	103,365	4,513,950
Wells Fargo & Co.	16,100	875,840

		21,357,725
Beverages — 2.8%
Dr Pepper Snapple Group, Inc.	38,500	3,021,480
Molson Coors Brewing Co., Class B	26,400	1,965,480

		4,986,960
Biotechnology — 1.9%
Amgen, Inc.	21,500	3,436,775
Capital Markets — 1.1%
The Goldman Sachs Group, Inc.	10,470	1,968,046
Chemicals — 0.6%
Cabot Corp.	10,649	479,205
The Dow Chemical Co.	12,600	604,548

		1,083,753
Communications Equipment — 3.2%
Brocade Communications Systems, Inc.	128,656	1,526,503
Cisco Systems, Inc.	108,050	2,974,076
QUALCOMM, Inc.	19,510	1,352,823

		5,853,402
Construction & Engineering — 0.7%
AECOM (a)	42,600	1,312,932
Consumer Finance — 2.5%
Discover Financial Services	52,780	2,974,153
SLM Corp. (a)	161,658	1,500,186

		4,474,339
Containers & Packaging — 0.7%
Packaging Corp. of America	16,741	1,308,979

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components — 0.6%
TE Connectivity Ltd.	2,540	$181,915
Zebra Technologies Corp., Class A (a)	10,007	907,785

		1,089,700
Energy Equipment & Services — 2.3%
Atwood Oceanics, Inc.	16,100	452,571
Halliburton Co.	7,790	341,825
Schlumberger Ltd.	33,840	2,823,610
Weatherford International PLC (a)	45,550	560,265

		4,178,271
Food & Staples Retailing — 4.1%
CVS Health Corp.	56,975	5,880,390
The Kroger Co.	2,650	203,149
Wal-Mart Stores, Inc.	16,300	1,340,675

		7,424,214
Food Products — 0.4%
Pilgrim’s Pride Corp. (b)	12,100	273,339
Tyson Foods, Inc., Class A	13,000	497,900

		771,239
Health Care Equipment & Supplies — 0.1%
Medtronic PLC	2,470	192,635
Health Care Providers & Services — 11.8%
Aetna, Inc.	38,600	4,112,058
Centene Corp. (a)	32,200	2,276,218
Cigna Corp.	21,900	2,834,736
Express Scripts Holding Co. (a)	6,200	537,974
Humana, Inc.	8,600	1,530,972
Laboratory Corp. of America Holdings (a)	15,970	2,013,657
McKesson Corp.	11,000	2,488,200
UnitedHealth Group, Inc.	27,600	3,264,804
Universal Health Services, Inc., Class B	19,052	2,242,611

		21,301,230
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	43,908	2,100,559
Las Vegas Sands Corp.	16,400	902,656

		3,003,215
Industrial Conglomerates — 2.5%
3M Co.	27,425	4,523,754
Insurance — 3.5%
American International Group, Inc.	75,200	4,120,208
The Travelers Cos., Inc.	21,220	2,294,519

		6,414,727
Internet & Catalog Retail — 0.5%
The Priceline Group, Inc. (a)	730	849,830

Portfolio Abbreviations
ADR	American Depositary Receipts
SPDR	Standard & Poor’s Depositary Receipts

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Internet Software & Services — 3.9%
Facebook, Inc., Class A (a)	30,770	$2,529,756
Google, Inc., Class A (a)	4,085	2,265,949
Google, Inc., Class C (a)	4,255	2,331,740

		7,127,445
IT Services — 4.2%
Alliance Data Systems Corp. (a)	3,310	980,587
Amdocs Ltd.	23,796	1,294,502
Cognizant Technology Solutions Corp., Class A (a)	12,600	786,114
DST Systems, Inc.	3,443	381,175
MasterCard, Inc., Class A	36,600	3,161,874
Total System Services, Inc.	26,790	1,022,039

		7,626,291
Machinery — 1.5%
Parker Hannifin Corp.	11,528	1,369,296
WABCO Holdings, Inc. (a)	10,800	1,327,104

		2,696,400
Media — 3.2%
Comcast Corp., Class A	87,700	4,952,419
Omnicom Group, Inc.	9,800	764,204

		5,716,623
Multiline Retail — 0.7%
Macy’s, Inc.	20,200	1,311,182
Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.	15,700	658,144
Oil, Gas & Consumable Fuels — 4.4%
BP PLC — ADR	52,040	2,035,284
Exxon Mobil Corp.	6,960	591,600
Hess Corp.	17,668	1,199,127
Marathon Petroleum Corp.	8,364	856,390
PBF Energy, Inc., Class A	13,520	458,598
Suncor Energy, Inc.	77,800	2,275,650
Tesoro Corp.	5,518	503,738

		7,920,387
Paper & Forest Products — 0.5%
Domtar Corp.	19,800	915,156
Pharmaceuticals — 4.7%
AstraZeneca PLC — ADR	26,900	1,840,767
Johnson & Johnson	6,150	618,690
Merck & Co., Inc.	7,948	456,851
Pfizer, Inc.	5,570	193,780
Shire PLC — ADR	7,300	1,746,817
Teva Pharmaceutical Industries Ltd. — ADR	58,861	3,667,040

		8,523,945
Road & Rail — 0.9%
Norfolk Southern Corp.	11,200	1,152,704
Union Pacific Corp.	4,800	519,888

		1,672,592

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment — 4.1%
Intel Corp.	112,590	$3,520,689
Micron Technology, Inc. (a)	117,290	3,182,078
NVIDIA Corp.	36,600	765,855

		7,468,622
Software — 2.1%
Microsoft Corp.	57,820	2,350,672
Oracle Corp.	35,240	1,520,606

		3,871,278
Specialty Retail — 5.1%
The Home Depot, Inc.	25,300	2,874,333
Lowe’s Cos., Inc.	64,200	4,775,838
Ross Stores, Inc.	14,284	1,504,962

		9,155,133
Technology Hardware, Storage & Peripherals — 5.4%
Apple Inc.	20,350	2,532,151
EMC Corp.	93,270	2,383,981
Hewlett-Packard Co.	57,357	1,787,244
Western Digital Corp.	34,240	3,116,182

		9,819,558
Textiles, Apparel & Luxury Goods — 0.6%
Deckers Outdoor Corp. (a)	4,700	342,489
Fossil Group, Inc. (a)(b)	7,900	651,355

		993,844
Total Common Stocks — 99.2%		179,390,936

Investment Companies — 0.2%
Utilities Select Sector SPDR Fund	6,200	275,466
Total Long-Term Investments (Cost — $140,276,571) — 99.4%		179,666,402

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (c)(d)	784,846	784,846
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (c)(d)(e)	$942	942,437
Total Short-Term Securities (Cost — $1,727,283) — 0.9%		1,727,283
Total Investments (Cost — $142,003,854*) — 100.3%		181,393,685
Liabilities in Excess of Other Assets — (0.3)%		(608,302)

Net Assets — 100.0%		$180,785,383

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$142,581,017

Gross unrealized appreciation	$42,704,630
Gross unrealized depreciation	(3,891,962)

Net unrealized appreciation	$38,812,668

(a)	Non-income producing security.

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (concluded)	BlackRock Large Cap Core Portfolio

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity	Shares/Beneficial Interest Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,805,787	(3,020,941)	784,846	$448
BlackRock Liquidity Series, LLC, Money Market Series	—	$942,437	$942,437	$1,369

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$179,390,936	—	—	$179,390,936
Investment Companies	275,466	—	—	275,466
Short-Term Securities	784,846	$942,437	—	1,727,283

Total	$180,451,248	$942,437	—	$181,393,685

[1]	See above Schedule of Investments for values in each industry.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $942,437 is categorized as level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	3

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 5.4%
Citibank N.A., 0.25%, 5/11/15	$2,000	$2,000,000
State Street Bank and Trust Co., 0.31%, 10/01/15 (a)	2,000	2,000,000
Wells Fargo Bank N.A.:
0.25%, 5/21/15 (a)	750	750,000
0.28%, 11/30/15 (a)	1,800	1,800,000
0.29%, 12/08/15 (a)	1,000	1,000,000

		7,550,000
Yankee (b) — 25.1%
Bank of Montreal, Chicago:
0.26%, 4/09/15 (a)	500	500,000
0.27%, 7/07/15	2,000	2,000,000
Bank of Nova Scotia, Houston:
0.25%, 9/10/15 (a)	1,000	1,000,000
0.26%, 10/07/15 (a)	1,000	1,000,000
0.51%, 10/23/15 (a)	440	440,458
Canadian Imperial Bank of Commerce, New York:
0.33%, 6/01/15 (a)	2,625	2,625,000
0.28%, 1/26/16 (a)	1,500	1,500,000
Credit Industriel Et Commercial, New York:
0.30%, 4/16/15	500	500,000
0.32%, 6/08/15	1,500	1,500,000
0.50%, 8/14/15	2,300	2,300,724
HSBC Bank PLC, New York, 0.25%, 8/05/15 (a)(c)	2,000	2,000,000
National Australia Bank Ltd., New York, 0.24%, 7/24/15 (a)	500	500,000
National Bank of Canada, New York:
0.36%, 6/09/15 (a)	900	900,000
0.32%, 8/20/15	1,000	999,959
0.28%, 9/18/15 (a)	1,000	1,000,000
Natixis S.A. New York, 0.28%, 5/05/15	2,000	2,000,000
Norinchukin Bank, New York, 0.31%, 7/16/15 (a)	2,000	2,000,000
Rabobank Nederland N.V., New York:
0.30%, 5/13/15	850	850,029
0.31%, 9/16/15 (a)	3,000	3,000,000
Royal Bank of Canada, New York, 0.27%, 10/14/15 (a)	1,600	1,600,000
Sumitomo Mitsui Banking Corp. New York, 0.25%, 5/27/15	2,000	1,999,938
Toronto Dominion Bank, New York:
0.30%, 7/15/15	1,500	1,499,999
0.24%, 10/06/15 (a)	2,000	2,000,000
0.28%, 2/25/16 (a)	1,000	1,000,000

		34,716,107
Total Certificates of Deposit — 30.5%		42,266,107

Commercial Paper
Alpine Securitization, 0.15%, 4/01/15 (d)	500	500,000
Aspen Funding Corp., 0.25%, 4/06/15 (d)	5,000	4,999,826
Australia and New Zealand Banking, 0.26%, 10/27/15 (a)	2,000	1,999,824

Commercial Paper	Par (000)	Value
BNP Paribas Finance, Inc., 0.25%, 5/20/15 (d)	$1,500	$1,499,490
Cafco LLC, 0.29%, 6/25/15 (d)	2,000	1,998,631
Charta LLC, 0.28%, 8/10/15 (d)	2,000	1,997,962
Collateralized Commercial Paper Co. LLC, 0.36%, 7/20/15 (d)	1,500	1,498,350
Collateralized Commercial Paper II Co. LLC:
0.40%, 7/07/15 (d)	2,000	1,997,844
0.40%, 9/08/15 (d)	2,000	1,996,444
Commonwealth Bank of Australia:
0.25%, 4/23/15 (a)	1,000	999,997
0.26%, 5/11/15 (a)(c)	1,500	1,500,000
CRC Funding LLC:
0.22%, 6/05/15 (d)	1,500	1,499,404
0.31%, 9/21/15 (d)	2,000	1,997,021
DnB Bank ASA, 0.23%, 4/28/15 (d)	1,500	1,499,741
Duke Energy Corp., 0.56%, 4/06/15 (d)	500	499,961
General Electric Capital Corp., 0.24%, 6/16/15 (d)	1,500	1,499,240
HSBC Bank PLC:
0.27%, 9/09/15 (a)(c)	1,000	1,000,000
0.28%, 11/19/15 (a)	2,000	2,000,000
Jupiter Securitization Co. LLC, 0.27%, 7/07/15 (d)	2,000	1,998,545
Kells Funding LLC, 0.25%, 9/22/15 (a)(c)	1,500	1,499,923
National Australia Funding Delaware, Inc.:
0.26%, 8/11/15 (a)(c)	1,500	1,500,000
0.27%, 8/27/15 (a)	250	250,000
Nordea Bank AB, 0.28%, 8/24/15 (d)	1,500	1,498,339
NRW Bank, 0.08%, 4/07/15 (d)	5,245	5,244,930
Old Line Funding LLC, 0.27%, 7/06/15 (d)	2,000	1,998,560
Skandinaviska Enskilda Banken AB:
0.26%, 4/20/15 (d)	1,500	1,499,798
0.27%, 8/07/15 (d)	1,500	1,498,560
State Street Corp, 0.23%, 6/08/15 (d)	2,000	1,999,131
Thunder Bay Funding LLC, 0.27%, 8/03/15 (d)	2,000	1,998,140
Westpac Banking Corp., 0.24%, 7/02/15 (a)(c)	750	749,990
Westpac Trust Securities New Zealand Ltd.:
0.27%, 7/20/15 (d)	2,000	1,998,350
0.28%, 7/20/15 (d)	700	699,401
Total Commercial Paper — 40.0%		55,417,402

Corporate Notes
General Electric Capital Corp., 0.45%, 1/08/16 (a)	900	901,262
Nova Scotia Province, 2.38%, 7/21/15	1,500	1,509,522
Sumitomo Mitsui Banking Corp., 1.35%, 7/18/15	1,000	1,002,562
Svenska Handelsbanken AB, 0.33%, 9/15/15 (a)(c)	1,200	1,200,000
Westpac Banking Corp., 1.38%, 7/17/15 (c)	1,000	1,002,966
Total Corporate Notes — 4.1%		5,616,312

Portfolio Abbreviations
VRDN	Variable Rate Demand Notes

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds — 1.1%	Par (000)	Value
Jets Stadium Development LLC Series 2007A-4C VRDN, 0.11%, 4/07/15 (e)	$1,500	$1,500,000

Time Deposits
ING Bank N.V. (Amsterdam Branch), 0.14%, 4/02/15	2,000	2,000,000
Natixis S.A., 0.10%, 4/01/15	4,000	4,000,000
Skandinaviska Enskilda Banken AB, 0.04%, 4/01/15	3,000	3,000,000
Total Time Deposits — 6.5%		9,000,000

U.S. Government Sponsored Agency Obligations — 0.7%
Freddie Mac Variable Rate Notes, 0.16%, 11/25/15 (a)	1,000	1,000,000

U.S. Treasury Obligations
U.S. Treasury Bills, 0.11%, 9/17/15 (d)	1,000	999,472
U.S. Treasury Notes, 0.11%, 7/31/16 (a)	1,500	1,500,081
Total U.S. Treasury Obligations — 1.8%		2,499,553

Repurchase Agreements
Credit Suisse Securities (USA) LLC, 0.38%, 4/01/15 (e) (Purchased on 11/10/14 to be repurchased at $2,954,066, collateralized by various corporate/debt obligations, 0.00% due at 3/25/37, aggregate original par and fair value of $26,052,901 and $3,154,861, respectively)	2,948	2,948,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $3,154,861)		2,948,000
Goldman Sachs & Co., 0.16%, 4/01/15 (Purchased on 3/25/15 to be repurchased at $6,000,187, collateralized by various U.S. government sponsored agency obligations, 2.38% to 6.50% due from 8/01/16 to 2/01/45, aggregate original par and fair value of $91,601,647 and $6,179,622, respectively)	6,000	6,000,000
Total Value of Goldman Sachs & Co. (collateral value of $6,179,622)		6,000,000

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, Inc., 1.11%, 4/01/15 (e) (Purchased on 3/04/13 to be repurchased at $1,739,732, collateralized by various U.S. government sponsored agency obligations, 3.00% to 6.77% due from 10/25/32 to 2/20/33, aggregate original par and fair value of $33,645,053 and $1,864,617, respectively)	$1,700	$1,700,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $1,864,617)		1,700,000
Morgan Stanley Co. LLC, 0.12%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $9,000,030, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 1.88% to 9.50% due from 8/15/22 to 9/20/44, aggregate original par and fair value of $21,505,678 and $9,180,000, respectively)	9,000	9,000,000
Total Value of Morgan Stanley Co. LLC (collateral value of $9,180,000)		9,000,000
Wells Fargo Securities, LLC, 0.48%, 4/10/15 (Purchased on 1/12/15 to be repurchased at $1,201,408, collateralized by various corporate/debt obligations 5.50% to 6.25% due from 8/01/16 to 12/15/39, aggregate original par and fair value of $1,055,704 and $1,260,000, respectively)	1,200	1,200,000
Wells Fargo Securities, LLC, 0.42%, 5/06/15 (Purchased on 2/04/15 to be repurchased at $750,796, collateralized by various corporate/debt obligations 2.75% to 5.50% due from 9/15/16 to 12/15/39, aggregate original par and fair value of $666,875 and $787,501, respectively)	750	750,000
Total Value of Wells Fargo Securities, LLC (collateral value of $2,047,501)		1,950,000
Total Repurchase Agreements — 15.6%		21,598,000
Total Investments (Cost — $138,897,374*) — 100.3%		138,897,374
Liabilities in Excess of Other Assets — (0.3)%		(414,699)

Net Assets — 100.0%		$138,482,675

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (concluded)	BlackRock Money Market Portfolio

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	U.S. dollar denominated security issued by foreign domiciled entity.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$138,897,374	—	$138,897,374

[1]	See above Schedule of Investments for values in each security type.

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	3

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-OP1, Class A2, 0.89%, 12/25/33 (a)	USD	23	$20,463
Series 2006-CW1, Class A2D, 0.43%, 7/25/36 (a)		195	111,625
Auto ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	20	21,478
Bayview Opportunity Master Fund IIIa Trust, Series 2014-16RP, Class A, 3.84%, 11/28/29 (a)(b)	USD	91	91,248
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 6/15/30 (a)		20	11,081
Series 2000-A, Class A3, 7.83%, 6/15/30 (a)		18	10,603
Series 2000-A, Class A4, 8.29%, 6/15/30 (a)		32	19,458
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE10, Class 22A, 0.31%, 12/25/36 (a)		47	36,212
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (b)		75	74,716
Chrysler Capital Auto Receivables Trust:
Series 2013-BA, Class A2, 0.56%, 12/15/16 (b)		10	9,596
Series 2013-BA, Class A4, 1.27%, 3/15/19 (b)		60	60,138
Series 2013-BA, Class B, 1.78%, 6/17/19 (b)		30	30,254
Series 2013-BA, Class C, 2.24%, 9/16/19 (b)		30	30,290
Series 2014-AA, Class B, 1.76%, 8/15/19 (b)		30	30,190
Series 2014-AA, Class C, 2.28%, 11/15/19 (b)		40	40,358
CIFC Funding Ltd.:
Series 2011-1AR, Class A1R, 1.55%, 1/19/23 (a)(b)		200	200,000
Series 2014-2A, Class A1L, 1.74%, 5/24/26 (a)(b)		250	249,217
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 0.79%, 9/25/33 (a)		27	25,811
Series 2004-5, Class A, 1.07%, 10/25/34 (a)		32	31,222
Series 2006-8, Class 2A3, 0.33%, 1/25/46 (a)		46	40,564
Series 2006-SPS1, Class A, 0.39%, 12/25/25 (a)		3	8,168
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.49%, 10/20/43 (a)(b)		66	65,695
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (b)		112	113,973
Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class C, 2.14%, 9/15/19		100	100,620

Asset-Backed Securities		Par (000)	Value
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 0.53%, 4/15/36 (a)	USD	26	$22,916
Invitation Homes Trust, Series 2014-SFR3, Class A, 1.37%, 12/17/31 (a)(b)		100	99,644
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 0.77%, 12/25/34 (a)		35	32,966
Navient Private Education Loan Trust:
Series 2014-CTA, Class A, 0.86%, 9/16/24 (a)(b)		76	75,394
Series 2014-CTA, Class B, 1.91%, 10/17/44 (a)(b)		100	98,897
Nelnet Student Loan Trust:
Series 2006-1, Class A6, 0.71%, 8/23/36 (a)(b)		100	97,663
Series 2008-3, Class A4, 1.88%, 11/25/24 (a)		135	139,737
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.92%, 10/15/19 (b)		120	120,512
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.53%, 8/23/24 (a)(b)		200	198,113
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (b)		125	125,189
Series 2014-2A, Class A, 2.47%, 9/18/24 (b)		155	154,602
Series 2014-2A, Class C, 4.33%, 9/18/24 (b)		100	98,867
Option One Mortgage Acceptance Corp. Asset Back Certificates, Series 2003-4, Class A2, 0.81%, 7/25/33 (a)		54	49,888
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 1.38%, 7/22/25 (a)(b)		250	246,275
OZLM Funding Ltd., Series 2012-2A, Class A1, 1.71%, 10/30/23 (a)(b)		250	249,841
PFS Financing Corp.:
Series 2013-AA, Class B, 1.27%, 2/16/18 (a)(b)		170	170,434
Series 2014-BA, Class A, 0.77%, 10/15/19 (a)(b)		150	150,079
RASC Trust, Series 2003-KS5, Class AIIB, 0.75%, 7/25/33 (a)		23	20,223
Santander Drive Auto Receivables Trust:
Series 2014-S4, Class R, 1.43%, 4/16/19 (b)		41	41,280
Series 2014-S5, Class R, 1.43%, 6/18/19 (b)		37	37,406
Series 2014-S6, Class R, 1.43%, 12/17/19 (b)		40	40,349
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.73%, 4/25/35 (a)		5	5,191
Scholar Funding Trust:
Series 2011-A, Class A, 1.14%, 10/28/43 (a)(b)		72	72,007

Portfolio Abbreviations
ABS	Asset-Backed Security	EUR	Euro	OTC	Over-the-counter
AKA	Also Known As	IDR	Indonesian Rupiah	PLN	Polish Zloty
BRL	Brazilian Real	GO	General Obligation	RB	Revenue Bonds
BZDIOVER	Overnight Brazil CETIP - Interbank Rate	JIBAR	Johannesburg Interbank Agreed Rate	S&P	Standard & Poor’s
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	TBA	To-be-announced
CLO	Collateralized Loan Obligation	MXN	Mexican Peso	TRY	Turkish Lira
COP	Colombian Peso	MXIBTIIE	Mexican Equilibrium Interbank Interest Rate	USD	US Dollar
				ZAR	South African Rand

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Series 2013-A, Class A, 0.82%, 1/30/45 (a)(b)	USD	222	$220,029
Silvermore CLO Ltd., Series 2014-1A, Class A1, 1.71%, 5/15/26 (a)(b)		250	247,778
SLM Private Credit Student Loan Trust:
Series 2002-A, Class A2, 0.79%, 12/16/30 (a)		82	80,717
Series 2004-B, Class A2, 0.43%, 6/15/21 (a)		76	75,651
Series 2004-B, Class A3, 0.56%, 3/15/24 (a)		25	23,931
Series 2005-B, Class A2, 0.41%, 3/15/23 (a)		75	74,804
Series 2006-A, Class A4, 0.43%, 12/15/23 (a)		215	212,781
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.67%, 1/15/43 (a)(b)		200	212,560
Series 2011-C, Class A2A, 3.42%, 10/17/44 (a)(b)		100	107,451
Series 2011-C, Class A2B, 4.54%, 10/17/44 (b)		100	107,725
Series 2012-A, Class A1, 1.55%, 8/15/25 (a)(b)		39	39,408
Series 2012-A, Class A2, 3.83%, 1/17/45 (b)		205	216,720
Series 2013-A, Class A1, 0.76%, 8/15/22 (a)(b)		114	113,923
Series 2013-A, Class A2A, 1.77%, 5/17/27 (b)		100	99,771
Series 2013-B, Class A2A, 1.85%, 6/17/30 (b)		480	476,759
Series 2013-C, Class A2A, 2.94%, 10/15/31 (b)		135	138,951
SLM Student Loan Trust:
Series 2008-5, Class A4, 1.93%, 7/25/23 (a)		166	172,762
Series 2013-C, Class A2B, 1.57%, 10/15/31 (a)(b)		100	101,227
SMB Private Education Loan Trust, Series 2014-A, Class A1, 0.67%, 9/15/21 (a)(b)		85	84,915
SpringCastle America Funding LLC:
Series 2014-AA, Class A, 2.70%, 5/25/23 (b)		190	190,775
Series 2014-AA, Class B, 4.61%, 10/25/27 (b)		125	127,078
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (b)		100	100,948
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.47%, 1/25/35 (a)		60	55,074
SWAY Residential Trust, Series 2014-1, Class A, 1.47%, 1/17/20 (a)(b)		99	98,998
Symphony CLO XV Ltd., Series 2014-15A, Class B1, 2.43%, 10/17/26 (a)(b)		250	249,988
TICP CLO III Ltd., Series 2014-3A, Class A, 1.78%, 1/20/27 (a)(b)		250	249,875
U.S. Residential Opportunity Fund Trust, Series 2015-1III, Class A, 3.72%, 1/27/35 (b)		99	99,288
Venture XIX CLO Ltd., Series 2014-19A, Class A, 1.84%, 1/15/26 (a)(b)		250	250,567
Vibrant CLO Ltd., Series 2012-1A, Class A1, 1.71%, 7/17/24 (a)(b)		500	497,550
Total Asset-Backed Securities — 12.5%			8,508,457

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.1%
Lockheed Martin Corp.:
2.90%, 3/01/25	USD	10	$10,072
3.60%, 3/01/35		16	15,992
4.07%, 12/15/42		17	17,756
Northrop Grumman Corp., 3.85%, 4/15/45		23	22,641
Raytheon Co., 3.15%, 12/15/24		10	10,382

			76,843
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 1/15/34		34	38,284
4.10%, 2/01/45		22	21,967

			60,251
Airlines — 0.3%
American Airlines Group, Inc., 4.63%, 3/01/20 (b)		34	33,299
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 5/01/27		78	78,585
Southwest Airlines Co., 2.75%, 11/06/19		13	13,296
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 3/15/27 (b)		22	22,330
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		7	7,105
United Continental Holdings, Inc., Series B, 6.00%, 7/15/28		40	40,000

			194,615
Auto Components — 0.1%
BorgWarner, Inc., 3.38%, 3/15/25		25	25,732
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		20	20,150
4.88%, 3/15/19		25	25,469
6.00%, 8/01/20		30	31,164

			102,515
Automobiles — 0.4%
Daimler Finance North America LLC, 2.25%, 3/02/20 (b)		150	151,030
General Motors Co.:
4.88%, 10/02/23		45	48,722
4.00%, 4/01/25		28	28,440
6.25%, 10/02/43		25	30,627

			258,819
Banks — 5.0%
Abbey National Treasury Services PLC, 2.38%, 3/16/20		85	85,606
Bank of America Corp.:
2.60%, 1/15/19		364	370,476
3.30%, 1/11/23		133	134,734
4.00%, 1/22/25		72	72,583
4.88%, 4/01/44		5	5,628
The Bank of Nova Scotia:
1.30%, 7/21/17		173	173,278
2.80%, 7/21/21		90	91,938
BB&T Corp., 2.45%, 1/15/20		40	40,690
Citigroup, Inc.:
1.85%, 11/24/17		81	81,569
1.80%, 2/05/18		58	58,121
2.50%, 9/26/18		86	87,686
2.50%, 7/29/19		181	183,581
2.40%, 2/18/20		103	103,367
3.88%, 3/26/25		40	40,150

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Banks (concluded)
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (b)	USD	330	$334,950
HSBC USA, Inc., 2.35%, 3/05/20		162	162,961
JPMorgan Chase & Co.:
1.35%, 2/15/17		217	217,838
2.35%, 1/28/19		100	101,639
2.20%, 10/22/19		35	35,095
2.25%, 1/23/20		110	110,236
3.88%, 9/10/24		92	94,382
Macquarie Bank Ltd.:
1.65%, 3/24/17 (b)		60	60,304
1.60%, 10/27/17 (b)		67	66,969
Royal Bank of Canada, 2.15%, 3/06/20		80	80,690
Swedbank AB, 2.20%, 3/04/20 (b)		200	200,911
U.S. Bancorp, 2.95%, 7/15/22		71	72,226
Wells Fargo & Co.:
1.50%, 7/01/15		60	60,158
2.13%, 4/22/19		92	93,119
2.15%, 1/30/20		93	93,480
3.30%, 9/09/24		28	28,919
3.00%, 2/19/25		85	85,366

			3,428,650
Beverages — 0.0%
Anheuser-Busch InBev Finance, Inc., 3.70%, 2/01/24		10	10,587
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		12	11,702

			22,289
Biotechnology — 0.2%
Amgen, Inc., 5.65%, 6/15/42		32	39,215
Celgene Corp.:
2.25%, 5/15/19		27	27,273
3.25%, 8/15/22		27	27,605
Gilead Sciences, Inc.:
2.35%, 2/01/20		10	10,275
4.50%, 2/01/45		15	16,566

			120,934
Capital Markets — 1.5%
The Bank of New York Mellon Corp.:
2.10%, 1/15/19		71	71,870
3.00%, 2/24/25		51	51,741
Deutsche Bank AG, 1.88%, 2/13/18		37	37,052
The Goldman Sachs Group, Inc.:
3.63%, 2/07/16		58	59,241
2.90%, 7/19/18		100	103,351
2.63%, 1/31/19		105	107,275
2.55%, 10/23/19		150	152,085
3.50%, 1/23/25		25	25,439
4.80%, 7/08/44		15	16,659
Jefferies Group LLC, 6.50%, 1/20/43		10	9,950
Lehman Brothers Holdings, Inc., 0.00%, 7/19/17 (c)		150	15
Morgan Stanley:
2.65%, 1/27/20		61	61,849
3.75%, 2/25/23		256	268,119
4.30%, 1/27/45		79	81,862

			1,046,508
Chemicals — 0.6%
Agrium, Inc.:
3.15%, 10/01/22		19	19,051
4.13%, 3/15/35		16	15,863
The Dow Chemical Co.:
4.38%, 11/15/42		9	9,030

Corporate Bonds		Par (000)	Value
Chemicals (concluded)
4.63%, 10/01/44	USD	11	$11,499
Eastman Chemical Co.:
2.70%, 1/15/20		24	24,347
3.60%, 8/15/22		37	38,462
4.80%, 9/01/42		17	17,741
Ecolab, Inc., 2.25%, 1/12/20		21	21,131
LYB International Finance BV, 4.00%, 7/15/23		85	90,038
LyondellBasell Industries NV, 5.00%, 4/15/19		105	115,790
Monsanto Co., 3.60%, 7/15/42		10	9,469
The Sherwin-Williams Co., 4.00%, 12/15/42		10	10,186

			382,607
Commercial Services & Supplies — 0.1%
Republic Services, Inc., 3.20%, 3/15/25		38	38,163
Waste Management, Inc.:
3.13%, 3/01/25		15	15,145
3.90%, 3/01/35		18	18,448

			71,756
Communications Equipment — 0.0%
Cisco Systems, Inc., 2.13%, 3/01/19		11	11,225
Juniper Networks, Inc., 3.30%, 6/15/20		23	23,275

			34,500
Consumer Finance — 1.0%
Ally Financial, Inc., 5.13%, 9/30/24		65	67,031
American Express Credit Corp.:
1.13%, 6/05/17		125	124,975
2.25%, 8/15/19		65	65,942
Discover Financial Services, 3.75%, 3/04/25		23	23,169
Ford Motor Credit Co. LLC, 1.72%, 12/06/17		235	234,480
Synchrony Financial, 2.70%, 2/03/20		19	19,083
Toyota Motor Credit Corp., 2.75%, 5/17/21		152	157,073

			691,753
Containers & Packaging — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 6.88%, 2/15/21		130	136,825
Diversified Financial Services — 0.9%
BP Capital Markets PLC, 2.24%, 5/10/19		78	78,840
General Electric Capital Corp.:
3.15%, 9/07/22		50	51,710
3.10%, 1/09/23		82	84,459
General Motors Financial Co., Inc.:
2.75%, 5/15/16		70	70,781
2.63%, 7/10/17		130	131,302
4.75%, 8/15/17		90	94,788
Moody’s Corp., 4.50%, 9/01/22		26	28,199
Shell International Finance BV, 3.63%, 8/21/42		17	16,772
Woodside Finance Ltd., 3.65%, 3/05/25 (b)		40	39,496

			596,347
Diversified Telecommunication Services — 1.0%
AT&T Inc.:
2.38%, 11/27/18		23	23,296
2.30%, 3/11/19		62	62,475
3.88%, 8/15/21		34	36,019
3.00%, 2/15/22		26	26,089
4.30%, 12/15/42		57	54,521
4.80%, 6/15/44		10	10,240
Level 3 Financing, Inc., 8.13%, 7/01/19		105	110,381
Verizon Communications, Inc.:
2.63%, 2/21/20		89	90,545

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	3

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (concluded)
3.45%, 3/15/21	USD	47	$49,155
4.40%, 11/01/34		80	81,492
3.85%, 11/01/42		80	72,673
4.86%, 8/21/46		60	62,816

			679,702
Electric Utilities — 0.7%
Commonwealth Edison Co., 4.70%, 1/15/44		25	29,759
Duke Energy Carolinas LLC, 4.25%, 12/15/41		40	44,009
Duke Energy Corp., 3.75%, 4/15/24		10	10,704
Entergy Arkansas, Inc., 3.70%, 6/01/24		69	73,871
Florida Power & Light Co., 3.80%, 12/15/42		14	14,592
Georgia Power Co., 3.00%, 4/15/16		156	159,873
PacifiCorp, 3.60%, 4/01/24		91	97,502
Progress Energy, Inc., 4.88%, 12/01/19		5	5,608
Public Service Co. of Colorado, 2.50%, 3/15/23		33	33,120
Southern California Edison Co., 1.25%, 11/01/17		19	19,026
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (b)		20	20,891

			508,955
Electrical Equipment — 0.0%
Rockwell Automation, Inc., 2.88%, 3/01/25		27	27,217
Energy Equipment & Services — 0.0%
Ensco PLC, 5.75%, 10/01/44		7	6,780
Transocean, Inc., 6.80%, 3/15/38		10	7,175

			13,955
Food & Staples Retailing — 0.1%
CVS Health Corp., 5.30%, 12/05/43		10	12,216
Wal-Mart Stores, Inc.:
2.55%, 4/11/23		19	19,148
4.00%, 4/11/43		10	10,607

			41,971
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories, 2.95%, 3/15/25		75	75,891
Baxter International, Inc., 2.40%, 8/15/22		25	24,138
Becton Dickinson and Co.:
1.80%, 12/15/17		11	11,084
2.68%, 12/15/19		40	40,857
3.13%, 11/08/21		19	19,517
4.69%, 12/15/44		8	8,694
Boston Scientific Corp., 2.65%, 10/01/18		30	30,330
CareFusion Corp., 1.45%, 5/15/17		32	32,024
Medtronic, Inc.:
2.50%, 3/15/20 (b)		26	26,576
3.13%, 3/15/22		24	24,885
4.63%, 3/15/44		35	39,153
Zimmer Holdings, Inc.:
3.55%, 4/01/25		44	44,913
4.25%, 8/15/35		34	35,071

			413,133
Health Care Providers & Services — 1.1%
Aetna, Inc.:
4.50%, 5/15/42		26	28,851
4.13%, 11/07/42		14	14,745
AmerisourceBergen Corp.:
1.15%, 5/15/17		84	83,706
3.25%, 3/01/25		10	10,133
4.25%, 3/01/45		10	10,504
Anthem, Inc.:
1.88%, 1/15/18		110	110,612

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (concluded)
2.30%, 7/15/18	USD	113	$114,648
3.30%, 1/15/23		65	66,029
Cigna Corp., 3.30%, 4/15/25		60	61,215
Express Scripts Holding Co.:
1.25%, 6/02/17		27	26,975
3.90%, 2/15/22		18	19,113
HCA, Inc., 5.25%, 4/15/25		65	70,200
Laboratory Corp. of America Holdings, 2.63%, 2/01/20		22	22,138
UnitedHealth Group, Inc.:
2.88%, 12/15/21		34	34,904
3.95%, 10/15/42		39	39,927

			713,700
Household Durables — 0.1%
Newell Rubbermaid, Inc., 2.88%, 12/01/19		73	74,391
Household Products — 0.1%
Kimberly-Clark Corp.:
1.90%, 5/22/19		72	72,756
2.65%, 3/01/25		11	11,020

			83,776
Industrial Conglomerates — 0.2%
Eaton Corp., 2.75%, 11/02/22		42	42,087
General Electric Co., 4.50%, 3/11/44		56	62,860

			104,947
Insurance — 1.6%
Aflac, Inc., 3.63%, 6/15/23		21	22,088
The Allstate Corp., 3.15%, 6/15/23		21	21,691
American International Group, Inc.:
3.88%, 1/15/35		22	22,110
4.50%, 7/16/44		28	30,056
4.38%, 1/15/55		16	16,125
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43		19	20,741
Lincoln National Corp., 3.35%, 3/09/25		11	11,126
Loews Corp., 2.63%, 5/15/23		21	20,504
Manulife Financial Corp., 3.40%, 9/17/15		90	91,109
MetLife, Inc., 4.05%, 3/01/45		45	46,603
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (b)		265	266,478
2.30%, 4/10/19 (b)		150	152,267
Prudential Financial, Inc.:
4.75%, 9/17/15		136	138,427
4.50%, 11/15/20		121	134,648
4.60%, 5/15/44		40	42,410
The Travelers Cos., Inc., 4.60%, 8/01/43		30	34,896
XLIT Ltd., 2.30%, 12/15/18		35	35,552

			1,106,831
Internet & Catalog Retail — 0.1%
Amazon.com, Inc., 2.60%, 12/05/19		40	40,971
IT Services — 0.1%
MasterCard Inc., 3.38%, 4/01/24		33	34,742
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.:
3.60%, 8/15/21		70	73,066
3.30%, 2/15/22		26	26,660

			99,726
Machinery — 0.2%
Caterpillar, Inc., 4.75%, 5/15/64		39	42,834
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 5/01/20		27	27,270

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Machinery (concluded)
John Deere Capital Corp., 3.35%, 6/12/24	USD	51	$53,789

			123,893
Media — 1.1%
CBS Corp.:
2.30%, 8/15/19		27	27,004
3.50%, 1/15/25		19	19,185
Comcast Corp., 4.75%, 3/01/44		59	67,889
COX Communications, Inc., 8.38%, 3/01/39 (b)		5	7,080
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.60%, 2/15/21		72	78,730
6.38%, 3/01/41		15	17,663
5.15%, 3/15/42		18	18,811
Discovery Communications LLC, 3.45%, 3/15/25		20	19,984
The Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		24	25,142
3.75%, 2/15/23		18	18,646
NBCUniversal Media LLC:
4.38%, 4/01/21		22	24,511
4.45%, 1/15/43		53	57,552
Scripps Networks Interactive, Inc., 2.75%, 11/15/19		41	41,347
Time Warner Cable, Inc.:
6.55%, 5/01/37		18	22,605
5.50%, 9/01/41		40	45,950
4.50%, 9/15/42		34	34,876
Time Warner, Inc.:
2.10%, 6/01/19		82	82,416
4.65%, 6/01/44		42	45,245
Viacom, Inc.:
2.75%, 12/15/19		51	51,803
4.50%, 3/01/21		26	28,175
4.85%, 12/15/34		11	11,364

			745,978
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.:
4.00%, 11/14/21		39	38,065
5.40%, 11/14/34		36	32,914
Newmont Mining Corp., 3.50%, 3/15/22		16	15,539
Novelis, Inc., 8.75%, 12/15/20		145	155,331
Nucor Corp., 5.20%, 8/01/43		12	13,503

			255,352
Multiline Retail — 0.1%
Macy’s Retail Holdings, Inc., 4.50%, 12/15/34		18	19,051
Target Corp.:
3.50%, 7/01/24		11	11,679
4.00%, 7/01/42		16	16,951

			47,681
Multi-Utilities — 0.6%
Berkshire Hathaway Energy Co.:
2.40%, 2/01/20		17	17,246
3.50%, 2/01/25		17	17,703
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		16	18,300
CMS Energy Corp., 3.88%, 3/01/24		21	22,454
Consumers Energy Co., 3.95%, 5/15/43		14	14,815
Dominion Resources, Inc.:
1.95%, 8/15/16		58	58,689
2.50%, 12/01/19		40	40,650
DTE Energy Co.:
2.40%, 12/01/19		13	13,211

Corporate Bonds		Par (000)	Value
Multi-Utilities (concluded)
3.50%, 6/01/24	USD	48	$49,871
NiSource Finance Corp., 3.85%, 2/15/23		31	32,717
Pacific Gas & Electric Co.:
4.75%, 2/15/44		19	21,896
4.30%, 3/15/45		14	15,066
PG&E Corp., 2.40%, 3/01/19		29	29,367
Sempra Energy, 2.88%, 10/01/22		12	11,997
Virginia Electric & Power Co., 4.45%, 2/15/44		14	15,776

			379,758
Oil, Gas & Consumable Fuels — 3.0%
Anadarko Petroleum Corp., 3.45%, 7/15/24		12	12,019
Chevron Corp.:
2.19%, 11/15/19		10	10,209
1.96%, 3/03/20		178	179,140
Continental Resources, Inc.:
3.80%, 6/01/24		20	18,435
4.90%, 6/01/44		30	26,457
Energy Transfer Partners LP:
4.15%, 10/01/20		22	23,096
4.65%, 6/01/21		67	71,586
Enterprise Products Operating LLC:
3.90%, 2/15/24		23	24,063
4.45%, 2/15/43		50	50,766
EOG Resources, Inc.:
2.45%, 4/01/20		108	109,699
3.90%, 4/01/35		76	77,933
Exxon Mobil Corp., 1.82%, 3/15/19		91	92,181
Kinder Morgan Energy Partners LP, 3.50%, 3/01/21		315	317,502
Kinder Morgan, Inc., 3.05%, 12/01/19		151	152,499
Laredo Petroleum, Inc., 7.38%, 5/01/22		5	5,156
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19		86	67,940
Marathon Petroleum Corp., 4.75%, 9/15/44		12	12,212
MEG Energy Corp., 6.50%, 3/15/21 (b)		8	7,400
Noble Energy, Inc., 4.15%, 12/15/21		73	77,318
Noble Holding International Ltd., 3.95%, 3/15/22		22	19,539
Occidental Petroleum Corp., 3.13%, 2/15/22		28	28,837
Peabody Energy Corp., 6.00%, 11/15/18		12	9,480
Phillips 66, 4.88%, 11/15/44		13	13,922
Pioneer Natural Resources Co., 3.95%, 7/15/22		46	47,310
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/19		80	80,377
2.85%, 1/31/23		25	24,366
4.90%, 2/15/45		16	16,823
Southwestern Energy Co., 4.95%, 1/23/25		12	12,205
Spectra Energy Partners LP, 3.50%, 3/15/25		78	78,389
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		35	34,437
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		19	19,180
2.50%, 8/01/22		27	26,363
4.63%, 3/01/34		18	19,374
Valero Energy Corp., 3.65%, 3/15/25		65	66,475
Western Gas Partners LP, 4.00%, 7/01/22		63	64,040
Williams Partners LP:
4.00%, 11/15/21		71	72,883
3.60%, 3/15/22		33	32,897
4.50%, 11/15/23		14	14,516
4.90%, 1/15/45		44	41,261

			2,058,285

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	5

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Paper & Forest Products — 0.1%
International Paper Co.:
3.65%, 6/15/24	USD	19	$19,372
4.80%, 6/15/44		27	27,730

			47,102
Pharmaceuticals — 1.6%
AbbVie, Inc.:
2.90%, 11/06/22		27	26,783
4.40%, 11/06/42		29	29,853
Actavis Funding SCS:
2.35%, 3/12/18		362	366,896
3.00%, 3/12/20		302	308,972
Bristol-Myers Squibb Co., 4.50%, 3/01/44		25	28,409
Eli Lilly & Co.:
2.75%, 6/01/25		7	7,031
3.70%, 3/01/45		15	15,004
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22		24	24,371
Merck & Co., Inc., 3.70%, 2/10/45		50	50,236
Mylan, Inc., 3.13%, 1/15/23 (b)		39	38,510
Novartis Capital Corp., 4.40%, 4/24/20		37	41,425
Pfizer, Inc.:
4.30%, 6/15/43		17	18,359
4.40%, 5/15/44		13	14,297
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		19	20,011
VRX Escrow Corp., 6.13%, 4/15/25 (b)		55	56,925
Zoetis, Inc., 3.25%, 2/01/23		12	11,959

			1,059,041
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.:
3.45%, 9/15/21		47	47,976
5.90%, 11/01/21		8	9,221
3.50%, 1/31/23		8	7,930
5.00%, 2/15/24		8	8,748
Omega Healthcare Investors, Inc., 4.50%, 4/01/27 (b)		16	15,640
Simon Property Group LP, 4.25%, 10/01/44		20	20,965
Ventas Realty LP, 3.75%, 5/01/24		40	41,093

			151,573
Real Estate Management & Development — 0.3%
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20		182	180,635
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23		26	26,522
4.15%, 4/01/45		10	10,402
CSX Corp., 4.10%, 3/15/44		14	14,581
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 2/01/22 (b)		43	42,987
Ryder System, Inc., 2.45%, 9/03/19		58	58,102
Union Pacific Corp.:
4.82%, 2/01/44		23	27,326
3.88%, 2/01/55		8	7,804
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 5/14/26		58	58,760

			246,484
Software — 0.4%
Adobe Systems, Inc., 3.25%, 2/01/25		17	17,183
First Data Corp., 7.38%, 6/15/19 (b)		50	52,250
Microsoft Corp.:
3.50%, 2/12/35		42	41,889
3.75%, 2/12/45		45	45,171
Oracle Corp.:
2.80%, 7/08/21	USD	103	106,686

Corporate Bonds		Par (000)	Value
Software (concluded)
4.30%, 7/08/34	USD	30	$32,552

			295,731
Specialty Retail — 0.1%
The Home Depot, Inc., 4.40%, 3/15/45		11	12,282
Lowe’s Cos., Inc., 4.25%, 9/15/44		12	13,013
QVC, Inc., 3.13%, 4/01/19		12	12,083

			37,378
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc.:
2.10%, 5/06/19		232	237,198
3.45%, 2/09/45		12	11,391
Hewlett-Packard Co., 3.75%, 12/01/20		70	73,596

			322,185
Tobacco — 0.2%
Altria Group, Inc.:
2.63%, 1/14/20		25	25,401
2.85%, 8/09/22		14	13,918
Philip Morris International, Inc.:
1.13%, 8/21/17		52	52,044
4.88%, 11/15/43		25	28,482
Reynolds American, Inc.:
3.25%, 11/01/22		12	11,941
4.75%, 11/01/42		17	17,535

			149,321
Trading Companies & Distributors — 0.1%
Air Lease Corp., 3.75%, 2/01/22		44	44,713
GATX Corp., 2.60%, 3/30/20		26	26,070
United Rentals North America, Inc., 7.63%, 4/15/22		20	21,880

			92,663
Wireless Telecommunication Services — 0.8%
America Movil SAB de CV, 2.38%, 9/08/16		205	208,360
Sprint Communications, Inc., 9.00%, 11/15/18 (b)		190	218,025
Sprint Corp., 7.88%, 9/15/23		45	45,900
T-Mobile USA, Inc.:
6.63%, 4/28/21		30	31,425
6.73%, 4/28/22		25	26,313
6.84%, 4/28/23		10	10,525
Vodafone Group PLC, 2.50%, 9/26/22		21	20,310

			560,858
Total Corporate Bonds — 26.4%			17,923,147

Floating Rate Loan Interests (a) — 0.2%
Media — 0.2%
Charter Communications Operating LLC (AKA CCO Safari LLC), Term G Loan, 4.25%, 9/10/21		130	131,011

Foreign Agency Obligations
Norway — 0.2%
Statoil ASA, 2.90%, 11/08/20		145	151,901

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Brazil — 0.3%
Federative Republic of Brazil, 4.25%, 1/07/25	USD	200	$196,000
Colombia — 0.0%
Republic of Colombia, 4.38%, 3/21/23	COP	12,000	4,198
Indonesia — 0.1%
Republic of Indonesia:
8.38%, 3/15/24	IDR	795,000	64,542
8.38%, 3/15/34		486,000	39,438

			103,980
Italy — 0.6%
Buoni Poliennali Del Tesoro Inflation Linked Bond:
2.35%, 9/15/19	EUR	214	281,905
2.10%, 9/15/21		75	99,013

			380,918
Mexico — 1.2%
United Mexican States:
4.75%, 6/14/18	MXN	2,600	170,541
5.00%, 12/11/19		800	51,819
6.50%, 6/09/22		1,700	116,499
4.00%, 10/02/23	USD	362	382,996
8.00%, 12/07/23	MXN	1,000	74,794

			796,649
South Africa — 0.1%
Republic of South Africa:
7.75%, 2/28/23	ZAR	693	57,679
8.00%, 1/31/30		385	31,295

			88,974
Turkey — 0.3%
Turkey Government International Bond, 5.75%, 3/22/24	USD	200	222,420
Total Foreign Government Obligations — 2.6%			1,793,139

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 2.8%
Countrywide Alternative Loan Trust:
Series 2005-72, Class A3, 0.47%, 1/25/36 (a)		17	13,379
Series 2006-OA14, Class 1A1, 1.84%, 11/25/46 (a)		82	70,034
Series 2006-OA6, Class 1A2, 0.38%, 7/25/46 (a)		44	37,468
Series 2007-22, Class 2A16, 6.50%, 9/25/37		470	376,646
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, 1.07%, 4/25/46 (a)		117	65,410
Series 2006-OA5, Class 2A1, 0.37%, 4/25/46 (a)		91	73,537
Credit Suisse Commercial Mortgage Trust, Series 2014-9R, Class 3A1, 1.83%, 11/27/37 (a)(b)		48	44,607
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 1A1, 2.44%, 3/27/37 (a)(b)		58	56,637
Series 2011-2R, Class 2A1, 2.61%, 7/27/36 (a)(b)		221	223,066
Series 2014-11R, Class 16A1, 2.13%, 9/27/47 (a)(b)		54	51,913
Series 2015-PR1, Class A-1, 0.00%, 2/25/55 (a)(b)		100	97,500

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RMP1, Class A2, 0.32%, 12/25/36 (a)	USD	104	$88,995
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 0.97%, 11/25/34 (a)		31	30,327
IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 2.71%, 11/25/37 (a)		115	108,947
LSTAR Securities Investment Trust:
Series 2014-1, Class Note, 3.27%, 9/01/21 (a)(b)		193	193,580
Series 2014-2, Class A, 2.16%, 12/01/21 (a)(b)		129	127,283
Residential Accredit Loans, Inc. Trust, Series 2006-QO2, Class A1, 0.39%, 2/25/46 (a)		113	53,884
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 2.71%, 4/25/47 (a)		236	185,772

			1,898,985
Commercial Mortgage-Backed Securities — 7.2%
Banc of America Commercial Mortgage Trust:
Series 2006-5, Class AAB, 5.38%, 9/10/47		2	1,624
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (a)		15	15,632
Series 2007-3, Class A1A, 5.55%, 6/10/49 (a)		131	140,256
Series 2007-3, Class A4, 5.55%, 6/10/49 (a)		290	309,475
Series 2007-3, Class AJ, 5.55%, 6/10/49 (a)		20	20,578
Series 2007-5, Class AM, 5.77%, 2/10/51 (a)		40	42,660
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-FL1, Class A, 1.57%, 12/15/31 (a)(b)		100	100,157
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		96	101,300
Series 2007-PW16, Class AM, 5.90%, 6/11/40 (a)		25	27,215
Series 2007-PW17, Class A3, 5.74%, 6/11/50		22	21,937
Carefree Portfolio Trust, Series 2014-CARE, Class A, 1.47%, 11/15/19 (a)(b)		100	99,764
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.57%, 12/15/27 (a)(b)		100	100,090
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class A, 0.92%, 6/15/33 (a)(b)		100	99,525
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (a)		15	16,436
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.77%, 5/15/46 (a)		80	86,359
Commercial Mortgage Pass-Through Certificates:
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		100	105,931

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	7

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2013-FL3, Class A, 1.52%, 10/13/28 (a)(b)	USD	115	$115,635
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (b)		110	113,985
Series 2014-CR21, Class B, 4.34%, 12/10/47		15	16,060
Series 2014-FL5, Class D, 2.15%, 10/15/31 (a)(b)		100	92,068
Series 2014-KYO, Class F, 3.66%, 6/11/27 (a)(b)		100	99,752
Series 2015-CR22, Class A5, 3.31%, 3/10/48		60	61,795
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		20	20,023
Credit Suisse Mortgage Capital Certificates, Series 2010-RR2, Class 2A, 5.90%, 9/15/39 (a)(b)		144	150,673
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.51%, 4/17/50		10	10,563
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.15%, 3/15/18 (a)(b)		100	100,250
Deutsche Bank Re-REMIC Trust, Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		83	83,758
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (b)		100	102,251
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.87%, 12/10/49 (a)		65	70,365
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.55%, 12/10/27 (a)(b)		180	172,363
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (a)(b)		150	154,074
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.22%, 3/05/37 (b)		100	101,150
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB20, Class AJ, 6.08%, 2/12/51 (a)		10	10,524
Series 2007-LDPX, Class A1A, 5.44%, 1/15/49		37	39,307
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (a)		102	106,507
Series 2015-CSMO, Class D, 3.48%, 1/15/32 (a)(b)		100	100,060
Merrill Lynch Mortgage Trust:
Series 2005-CKI1, Class AJ, 5.28%, 11/12/37 (a)		100	101,951
Series 2007-C1, Class A1A, 5.84%, 6/12/50 (a)		58	60,824
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class AMFL, 0.35%, 2/12/44 (a)		25	24,237
Series 2007-HQ12, Class A2FX, 5.67%, 4/12/49 (a)		32	32,303
Series 2007-HQ12, Class AM, 5.67%, 4/12/49 (a)		160	170,497
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		60	63,925
Series 2007-IQ14, Class A1A, 5.67%, 4/15/49 (a)		58	62,333
Series 2007-IQ15, Class AM, 5.91%, 6/11/49 (a)		175	187,597

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Morgan Stanley Re-REMIC Trust:
Series 2011-IO, Class C, 0.00%, 3/23/51 (b)(d)	USD	100	$94,500
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (b)		86	85,371
Series 2012-XA, Class A, 2.00%, 7/27/49 (b)		68	67,771
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.94%, 2/16/51 (a)(b)		376	392,043
SCG Trust, Series 2013-SRP1, Class AJ, 2.11%, 11/15/26 (a)(b)		100	100,310
STRIPs Ltd.:
Series 2012-1A, Class A, 1.50%, 12/25/44 (b)		68	68,118
Series 2012-1A, Class B, 0.50%, 12/25/44 (a)(b)		100	90,750
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (a)		16	16,416
Series 2006-C29, Class AM, 5.34%, 11/15/48		15	15,907
Series 2006-WL7A, Class H, 0.55%, 9/15/21 (a)(b)		100	97,695
Series 2007-C33, Class AJ, 5.94%, 2/15/51 (a)		75	79,094
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (b)		64	63,704

			4,885,448
Interest Only Collateralized Mortgage Obligations — 0.0%
American Home Mortgage Investment Trust, Series 2007-1, Class GIOP, 2.08%, 5/25/47		84	15,111
Interest Only Commercial Mortgage-Backed Securities — 0.8%
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.60%, 11/05/36 (a)(b)		1,760	94,021
Commercial Mortgage Pass-Through Certificates:
Series 2013-LC6, Class XA, 1.77%, 1/10/46 (a)		1,000	82,107
Series 2015-3BP, Class XA, 0.05%, 2/10/35 (a)(b)		833	7,414
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, 1.72%, 2/10/46 (a)		1,313	124,586
Hilton USA Trust, Series 2013-HLT, Class X1FX, 0.09%, 11/05/30 (a)(b)		1,225	766
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class XA, 1.89%, 12/15/47 (a)		969	88,453
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XA, 1.17%, 12/15/47 (a)		202	14,944
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class XA, 1.79%, 12/15/45 (a)(b)		423	40,448
Series 2014-C24, Class XA, 0.99%, 11/15/47 (a)		414	28,365
Series 2014-LC14, Class XA, 1.46%, 3/15/47 (a)		988	81,455

			562,559
Total Non-Agency Mortgage-Backed Securities — 10.8%			7,362,103

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Other Interests (e)		Beneficial Interest (000)	Value
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (c)(f)	USD	55	—
Lehman Brothers Holdings, Inc. (c)(f)		325	—
Total Other Interests — 0.0%			—

Preferred Securities
Capital Trusts		Par (000)
Banks — 0.2%
Bank of America Corp., 6.25% (a)(g)		29	$29,417
Citigroup, Inc., 5.80% (a)(g)		28	28,070
Citigroup, Inc., 5.88% (a)(g)		34	34,340
JPMorgan Chase & Co., 6.75% (a)(g)		5	5,425

			97,252
Capital Markets — 0.0%
State Street Capital Trust IV, 1.24%, 6/01/77 (a)		20	16,900
Total Capital Trusts — 0.2%			114,152
Preferred Stock — 0.2%		Shares
Media — 0.2%
NBCUniversal Enterprise, Inc. 5.25% (b)(g)		100,000	106,020

Trust Preferreds
Consumer Finance — 0.1%
GMAC Capital Trust I, 8.13%, 2/15/40 (a)		4,000	105,000
Diversified Financial Services — 0.3%
Citigroup Capital XIII, 7.88%, 10/30/40 (a)		6,917	183,439
Total Trust Preferreds — 0.4%			288,439
Total Preferred Securities — 0.8%			508,611

Taxable Municipal Bonds		Par (000)	Value
Los Angeles Community College District/CA GO, 6.60%, 8/01/42		15	21,702
Metropolitan Transportation Authority RB, 6.81%, 11/15/40		20	28,424
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		15	19,624
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		23	34,608
New York City Water & Sewer System RB:
5.38%, 6/15/43		95	111,450
5.50%, 6/15/43		115	135,817
5.88%, 6/15/44		20	27,126
New York State Dormitory Authority RB, 5.39%, 3/15/40		15	19,145
Port Authority of New York & New Jersey RB, 4.96%, 8/01/46		30	35,811
State of California GO, 7.60%, 11/01/40		85	136,385
State of Illinois GO, 5.10%, 6/01/33		80	81,394
University of California RB, 4.86%, 5/15/2112		15	16,177
Total Taxable Municipal Bonds — 1.0%			667,663

U.S. Government Sponsored Agency Securities		Par (000)		Value
Collateralized Mortgage Obligations — 0.3%
Fannie Mae:
Series 2013-C01, Class M2, 5.41%, 10/25/23 (a)	USD	115		$125,710
Series 2014-C01, Class M2, 4.57%, 1/25/24 (a)		41		42,564

				168,274
Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae:
Series 2014-M13, Class A2, 3.02%, 8/25/24 (a)		15		15,550
Series 2015-M3, Class A2, 2.72%, 10/25/24		46		46,800
Freddie Mac:
Series K037, Class A2, 3.49%, 1/25/24		18		19,521
Series K041, Class A2, 3.17%, 10/25/24		45		47,628

				129,499
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae:
Series 2013-M5, Class X2, 2.48%, 1/25/22 (a)		282		30,427
Series 2014-M13, Class X2, 0.24%, 2/25/24 (a)		1,873		23,424
Ginnie Mae, Series 2012-120, Class IO, 0.95%, 2/16/53 (a)		535		37,839

				91,690
Mortgage-Backed Securities — 51.6%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/30 (h)		700		718,508
3.00%, 4/01/29-4/01/45 (a)(h)		2,907		3,013,503
3.14%, 3/01/41 (a)		50		52,980
3.18%, 12/01/40 (a)		66		69,564
3.34%, 6/01/41 (a)		59		62,013
3.50%, 7/01/26-4/01/45 (a)(h)		2,900		3,087,964
4.00%, 2/01/25-4/01/45 (h)		3,282		3,510,474
4.50%, 2/01/25-4/01/45 (h)		3,715		4,049,684
4.70%, 8/01/38 (a)		65		68,671
5.00%, 2/01/33-4/01/45 (h)		2,026		2,258,315
5.50%, 2/01/35-4/01/45 (h)		797		901,351
6.00%, 2/01/17-9/01/40		411		470,250
6.50%, 5/01/40		213		244,864
7.00%, 2/01/16		0	(i)	112
Freddie Mac Mortgage-Backed Securities:
2.50%, 4/01/30 (h)		400		410,125
3.00%, 4/01/30-8/01/43 (h)		1,420		1,457,467
3.02%, 2/01/41 (a)		58		61,850
3.50%, 4/01/42-4/01/45 (h)		1,171		1,230,275
4.00%, 8/01/44-4/01/45 (h)		982		1,050,707
4.50%, 2/01/39-4/01/45 (h)		1,217		1,325,148
4.83%, 4/01/38 (a)		91		96,039
5.00%, 8/01/40-4/01/45 (h)		600		665,793
5.50%, 6/01/41		125		139,839
6.00%, 6/01/35		72		81,486
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/45 (h)		1,207		1,242,324
3.50%, 10/20/42-4/15/45 (h)		2,179		2,295,857
4.00%, 12/20/40-4/15/45 (h)		4,094		4,371,974
4.50%, 5/20/41-2/15/42		1,265		1,389,293
5.00%, 7/15/39-4/15/45 (h)		411		458,978

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	9

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (concluded)
5.50%, 5/20/36-4/15/45 (h)	USD	208	$235,073

			35,020,481
Total U.S. Government Sponsored Agency Securities — 52.2%			35,409,944

U.S. Treasury Obligations
U.S. Treasury Bonds, 2.50%, 2/15/45		2,241	2,220,241
U.S. Treasury Inflation Indexed Bonds:
0.75%, 2/15/42		321	324,284
1.38%, 2/15/44		130	153,249
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25		242	243,443
U.S. Treasury Notes:
0.50%, 3/31/17		2,640	2,637,113
1.00%, 3/15/18 (j)		3,365	3,377,356
1.38%, 3/31/20		3,123	3,123,000
1.75%, 2/28/22-3/31/22		1,365	1,368,656
2.00%, 2/15/25 (j)		1,532	1,541,795
Total U.S. Treasury Obligations — 22.1%			14,989,137
Total Long-Term Investments (Cost — $86,668,268) — 128.8%			87,445,113

Money Market Funds		Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (k)(l)		1,790,969	1,790,969
Total Short-Term Securities (Cost — $1,790,969) — 2.6%			1,790,969

Options Purchased			Value
(Cost — $172,017) — 0.3%			$169,180
Total Investments Before Options Written and TBA Sale Commitments (Cost — $88,631,254*) — 131.7%			89,405,262

Options Written
(Premiums Received — $ 159,222) — (0.2)%			(166,021)

TBA Sale Commitments (h)		Par (000)
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/30	USD	200	(205,406)
3.00%, 4/01/30-4/01/45		925	(964,473)
3.50%, 4/01/30		769	(815,861)
4.00%, 4/01/30-4/01/45		1,200	(1,278,125)
4.50%, 4/01/45		2,260	(2,462,976)
5.00%, 4/01/45		1,800	(2,000,198)
5.50%, 4/01/45		600	(675,751)
Freddie Mac Mortgage-Backed Securities:
3.00%, 4/01/45		350	(357,055)
3.50%, 4/01/45		300	(314,408)
4.00%, 4/01/45		300	(320,438)
4.50%, 4/01/45		500	(544,492)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/45		200	(205,934)
3.50%, 4/15/45		1,100	(1,157,449)
4.00%, 7/15/43-4/15/45		3,135	(3,342,700)
4.50%, 4/15/45		430	(472,012)
Total TBA Sale Commitments (Proceeds — $15,058,571) — (22.3)%			(15,117,278)
Total Investments Net of Options Written and TBA Sale Commitments — 109.2%			74,121,963
Liabilities in Excess of Other Assets — (9.2)%			(6,218,307)

Net Assets — 100.0%			$67,903,656

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$88,669,919

Gross unrealized appreciation	$1,297,775
Gross unrealized depreciation	(562,432)

Net unrealized appreciation	$735,343

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Zero-coupon bond.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(f)	Non-income producing security.

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	Represents or includes a TBA transaction. As of March 31, 2015, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$216,105	$840
BNP Paribas Securities Corp.	$(105,223)	$(1,082)
Citigroup Global Markets, Inc.	$(650,804)	$(216)
Credit Suisse Securities (USA) LLC	$661,473	$2,475

10	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Total Return Portfolio

(h)	Represents or includes a TBA transaction. As of March 31, 2015, unsettled TBA transactions were as follows: (concluded)

Counterparty	Value	Unrealized Appreciation (Depreciation)
Deutsche Bank Securities, Inc.	$1,307,436	$7,797
Goldman Sachs & Co.	$(1,045,503)	$(5,159)
J.P. Morgan Securities LLC	$1,983,752	$14,735
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(107,336)	$(2,805)
Morgan Stanley & Co. LLC	$374,231	$2,543
Nomura Securities International, Inc.	$161,983	$2,535
Wells Fargo Securities, LLC	$106,992	$758

(i)	Par is less than $500.

(j)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(k)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	741,711	1,049,258	1,790,969	$221

(l)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of March 31, 2015, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.00%	3/31/15	4/01/15	$1,803,301	$1,803,301
J.P. Morgan Securities LLC	0.12%	3/31/15	4/01/15	3,377,619	3,377,630
Total				$5,180,920	$5,180,931

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(1)	Euro-BTP Italian Government Bond Futures	Eurex	June 2015	USD	151,158	$(517)
11	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2015	USD	2,410,719	5,281
10	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2015	USD	1,202,109	1,081
10	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2015	USD	1,289,063	10,358
14	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	June 2015	USD	2,294,250	32,230
(2)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	June 2015	USD	339,750	(5,253)
(7)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	1,735,300	(3,335)
(2)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	494,850	(565)
(2)	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	493,875	(1,237)
(14)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	3,450,825	(9,233)
(1)	Euro Dollar Futures	Chicago Mercantile	March 2017	USD	246,125	(676)
Total						$28,134

•	As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	35,020	MXN	532,739	BNP Paribas S.A.	4/07/15	$111
USD	27,969	MXN	417,199	JPMorgan Chase Bank N.A.	4/07/15	631
EUR	286,000	USD	309,656	Bank of America N.A.	4/21/15	(2,045)
EUR	147,000	USD	157,787	Citibank N.A.	4/21/15	274
EUR	14,000	USD	14,894	Goldman Sachs Bank USA	4/21/15	164

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	11

Schedule of Investments (continued)	BlackRock Total Return Portfolio

As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	177,045	EUR	163,000	Citibank N.A.	4/21/15	$1,728
USD	1,179,388	EUR	1,022,000	Citibank N.A.	4/21/15	80,164
USD	177,083	EUR	158,000	Deutsche Bank AG	4/21/15	7,145
USD	22,948	EUR	20,500	Morgan Stanley Capital Services LLC	4/21/15	899
USD	47,425	EUR	42,000	UBS AG	4/21/15	2,251
USD	103,447	MXN	1,517,000	HSBC Bank PLC	4/21/15	4,137
USD	38,571	MXN	568,000	Morgan Stanley Capital Services LLC	4/21/15	1,387
USD	30,717	MXN	452,000	Standard Chartered Bank	4/21/15	1,126
PLN	166,871	USD	44,749	Standard Chartered Bank	5/04/15	(767)
PLN	167,028	USD	44,236	Standard Chartered Bank	5/04/15	(212)
USD	39,472	PLN	146,279	Standard Chartered Bank	5/04/15	917
USD	51,284	PLN	190,114	Standard Chartered Bank	5/04/15	1,176
USD	42,725	MXN	639,851	Morgan Stanley Capital Services LLC	5/06/15	881
TRY	403,623	USD	177,183	Goldman Sachs International	5/07/15	(23,492)
USD	10,899	TRY	24,705	Bank of America N.A.	5/07/15	1,492
USD	13,127	TRY	30,083	Bank of America N.A.	5/07/15	1,672
USD	14,773	TRY	33,474	Bank of America N.A.	5/07/15	2,027
USD	49,854	TRY	112,406	BNP Paribas S.A.	5/07/15	7,052
USD	23,963	TRY	55,007	Deutsche Bank AG	5/07/15	3,017
USD	34,507	TRY	77,721	Deutsche Bank AG	5/07/15	4,913
USD	29,042	TRY	65,492	Goldman Sachs International	5/07/15	4,104
USD	5,320	COP	13,933,684	Credit Suisse International	5/13/15	(10)
USD	27,910	MXN	418,110	Morgan Stanley Capital Services LLC	5/13/15	581
USD	1,526	MXN	23,701	Morgan Stanley Capital Services LLC	5/18/15	(23)
USD	87,025	MXN	1,303,698	Morgan Stanley Capital Services LLC	5/18/15	1,842
USD	25,302	MXN	379,205	Morgan Stanley Capital Services LLC	5/20/15	529
USD	26,888	MXN	412,473	Morgan Stanley Capital Services LLC	5/26/15	(47)
USD	53,162	MXN	801,738	Morgan Stanley Capital Services LLC	5/26/15	807
USD	26,487	MXN	397,148	Morgan Stanley Capital Services LLC	5/27/15	554
USD	26,209	ZAR	315,892	Citibank N.A.	5/29/15	419
USD	65,125	ZAR	785,098	Citibank N.A.	5/29/15	1,028
IDR	22,474	USD	296,774,436	Deutsche Bank AG	6/17/15	199
IDR	27,879	USD	365,494,666	Deutsche Bank AG	6/17/15	445
IDR	56,701	USD	745,505,334	Deutsche Bank AG	6/17/15	744
USD	247	IDR	3,236,231	Deutsche Bank AG	6/17/15	4
Total						$107,824

•	As of March 31, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 90-Day	Put	USD	98.63	6/12/15	4	$250
Euro Dollar 90-Day	Put	USD	98.88	6/12/15	2	425
Euro Dollar 90-Day	Put	USD	98.75	6/12/15	2	238
Euro Dollar 90-Day	Put	USD	98.50	9/11/15	5	1,281
Total						$2,194

12	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Total Return Portfolio

•	As of March 31, 2015, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
1-Year Interest Rate Swap	Credit Suisse International	Call	11.40%	Receive	1-day BZDIOVER	7/01/15	BRL	1,066	$57
1-Year Interest Rate Swap	Deutsche Bank AG	Call	11.40%	Receive	1-day BZDIOVER	7/01/15	BRL	380	20
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.90%	Receive	3-month LIBOR	8/24/15	USD	1,215	19,481
5-Year Interest Rate Swap	Citibank N.A.	Call	2.53%	Receive	3-month LIBOR	9/30/15	USD	1,140	45,248
5-Year Interest Rate Swap	Bank of America N.A.	Call	2.09%	Receive	3-month LIBOR	2/10/16	USD	2,780	59,259
5-Year Interest Rate Swap	Goldman Sachs International	Put	1.90%	Pay	3-month LIBOR	8/24/15	USD	1,215	7,971
5-Year Interest Rate Swap	Citibank N.A.	Put	2.53%	Pay	3-month LIBOR	9/30/15	USD	1,140	2,347
5-Year Interest Rate Swap	Bank of America N.A.	Put	2.09%	Pay	3-month LIBOR	2/10/16	USD	2,780	32,603
Total									$166,986

•	As of March 31, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 90-Day	Call	USD	98.75	9/11/15	4	$(2,200)
Euro Dollar 90-Day	Put	USD	98.38	6/12/15	2	(38)
Euro Dollar 1-Year Mid-Curve	Put	USD	98.00	9/11/15	5	(281)
Total						$(2,519)

•	As of March 31, 2015, OTC interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.77%	Pay	3-month LIBOR	4/24/15	USD	2,105	$(22,819)
1-Year Interest Rate Swap	Credit Suisse International	Call	3.83%	Pay	28-day MXIBTIIE	6/26/15	MXN	2,272	(94)
1-Year Interest Rate Swap	Credit Suisse International	Call	10.60%	Pay	1-day BZDIOVER	7/01/15	BRL	1,066	(11)
1-Year Interest Rate Swap	Deutsche Bank AG	Call	10.60%	Pay	1-day BZDIOVER	7/01/15	BRL	380	(4)
10-Year Interest Rate Swap	Citibank N.A.	Call	3.00%	Pay	3-month LIBOR	9/30/15	USD	600	(48,276)
10-Year Interest Rate Swap	Bank of America N.A.	Call	2.37%	Pay	3-month LIBOR	2/10/16	USD	1,463	(53,079)
5-Year Interest Rate Swap	Goldman Sachs International	Put	1.77%	Receive	3-month LIBOR	4/24/15	USD	2,105	(2,013)
10-Year Interest Rate Swap	Citibank N.A.	Put	3.00%	Receive	3-month LIBOR	9/30/15	USD	600	(1,735)
10-Year Interest Rate Swap	Bank of America N.A.	Put	2.37%	Receive	3-month LIBOR	2/10/16	USD	1,463	(35,471)
Total									$(163,502)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	13

Schedule of Investments (continued)	BlackRock Total Return Portfolio

•	As of March 31, 2015, interest rate indexed floors purchased outstanding were as follows:

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Depreciation
10Y-2Y CMS Index Floor[1]	0.50%	Goldman Sachs International	12/16/15	USD	32,950	$20,177	$36,245	$(16,068)

[1]	Fund pays the upfront premium and receives the greater of the exercise rate minus the difference of the 10-year CMS Index and 2-year CMS Index or $0.

•	As of March 31, 2015, interest rate indexed floors sold outstanding were as follows:

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Received	Unrealized Appreciation
10Y-2Y CMS Index Floor[1]	0.00%	Goldman Sachs International	12/16/15	USD	(32,950)	$(3,656)	$(9,885)	$6,229

[1]	Fund receives the upfront premium and pays the greater of the exercise rate minus the difference of the 10-year CMS Index and 2-year CMS Index or $0.

•	As of March 31, 2015, centrally cleared credit default swaps – buy protection outstanding were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation
CDX.NA.IG Series 24 Version 1	1.00%	Chicago Mercantile	6/20/20	USD	85	$15

•	As of March 31, 2015, centrally cleared credit default swaps – sold protection outstanding were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 24 Version 1	5.00%	Chicago Mercantile	6/20/20	B+	USD	1,325	$5,309

[1]	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of March 31, 2015, OTC credit default swaps – buy protection outstanding were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Radian Group, Inc.	5.00%	Citibank N.A.	6/20/15	USD	340	$(4,056)	$867	$(4,923)
Genworth Holdings, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/16	USD	40	853	579	274
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/20	USD	40	2,088	2,174	(86)
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	38	1,984	2,035	(51)
Total						$869	$5,655	$(4,786)

•	As of March 31, 2015, OTC credit default swaps – sold protection outstanding were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Transocean, Inc.	1.00%	Goldman Sachs International	6/20/19	BBB-	USD	50	$(10,835)	$(1,324)	$(9,511)
Transocean, Inc.	1.00%	Goldman Sachs International	6/20/19	BB+	USD	10	(2,167)	(264)	(1,903)
Barrick Gold Corp.	1.00%	Deutsche Bank AG	12/20/19	BBB-	USD	30	(623)	(1,115)	492
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	15	(3,643)	(1,143)	(2,500)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	10	(2,429)	(737)	(1,692)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	10	(2,429)	(720)	(1,709)
Apache Corp.	1.00%	JPMorgan Chase Bank N.A.	3/20/20	A-	USD	30	(375)	(1,289)	914
Freeport-McMoRan, Inc.	1.00%	Citibank N.A.	3/20/20	BBB-	USD	40	(2,635)	(3,408)	773
Freeport-McMoRan, Inc.	1.00%	Citibank N.A.	3/20/20	BBB-	USD	20	(1,317)	(1,524)	207
Freeport-McMoRan, Inc.	1.00%	Credit Suisse International	3/20/20	BBB-	USD	10	(659)	(734)	75
The Goldman Sachs Group, Inc.	1.00%	Bank of America N.A.	6/20/20	A-	USD	100	771	582	189

14	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Total Return Portfolio

As of March 31, 2015, OTC credit default swaps — sold protection outstanding were as follows: (concluded)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	19	$(226)	$(309)	$83
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	19	(227)	(262)	35
United Mexican States	1.00%	Citibank N.A.	6/20/20	BBB+	USD	39	(468)	(716)	248
United Mexican States	1.00%	HSBC Bank PLC	6/20/20	BBB+	USD	22	(259)	(388)	129
Barrick Gold Corp.	1.00%	Goldman Sachs International	6/20/21	BBB-	USD	70	(3,993)	(5,142)	1,149
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	200	(3,476)	(18,856)	15,380
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB	USD	50	(1,282)	(7,117)	5,835
Total							$(36,272)	$(44,466)	$8,194

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of March 31, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/26/16	USD	220	(308)
1.26%[1]	3-month LIBOR	Chicago Mercantile	1/12/16[2]	1/12/17	USD	3,506	(9,110)
2.21%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/28/22	USD	37	(1,231)
1.89%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/05/25	USD	40	379
0.73%[1]	6-month EURIBOR	Chicago Mercantile	N/A	2/20/25	EUR	30	(567)
0.75%[1]	6-month EURIBOR	Chicago Mercantile	N/A	2/20/25	EUR	30	(634)
Total							$(11,471)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

•	As of March 31, 2015, OTC interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.30%[1]	1-day BZDIOVER	Bank of America N.A.	1/04/16	BRL	955	$2,038	$28	$2,010
12.30%[2]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	629	(1,342)	(19)	(1,323)
11.36%[2]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	449	(1,554)	(6)	(1,548)
11.12%[2]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	124	(616)	(1)	(615)
11.26%[2]	1-day BZDIOVER	Deutsche Bank AG	1/04/16	BRL	109	(471)	(2)	(469)
12.14%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	930	754	45	709
11.83%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	590	1,088	(25)	1,113
11.80%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	577	(250)	14	(264)
12.13%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	423	363	20	343
11.85%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	277	(382)	(7)	(375)
11.91%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	255	685	(6)	691
4.19%[2]	28-day MXIBTIIE	Deutsche Bank AG	12/16/16	MXN	1,362	228	(7)	235
12.50%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/17	BRL	266	(964)	(10)	(954)
11.17%[1]	1-day BZDIOVER	Credit Suisse International	1/02/17	BRL	268	2,893	5	2,888
12.18%[1]	1-day BZDIOVER	Deutsche Bank AG	1/02/17	BRL	108	516	5	511
12.22%[1]	1-day BZDIOVER	Deutsche Bank AG	1/02/17	BRL	62	274	3	271
13.11%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/17	BRL	172	(172)	(3)	(169)
12.18%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/17	BRL	129	(411)	(4)	(407)
4.35%[1]	28-day MXIBTIIE	Bank of America N.A.	11/17/17	MXN	468	61	3	58
13.34%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/18	BRL	188	232	(2)	234
13.14%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/18	BRL	113	(76)	(1)	(75)
4.69%[1]	28-day MXIBTIIE	Bank of America N.A.	3/16/18	MXN	416	(22)	3	(25)
4.55%[1]	28-day MXIBTIIE	Barclays Bank PLC	3/21/18	MXN	408	97	6	91

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	15

Schedule of Investments (continued)	BlackRock Total Return Portfolio

As of March 31, 2015, OTC interest rate swaps outstanding were as follows: (concluded)

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.57%[1]	28-day MXIBTIIE	Citibank N.A.	3/21/18	MXN	408	$81	$6	$75
4.85%[1]	28-day MXIBTIIE	Bank of America N.A.	11/01/18	MXN	358	(61)	1	(62)
4.72%[1]	28-day MXIBTIIE	Citibank N.A.	11/14/18	MXN	545	116	2	114
5.05%[1]	28-day MXIBTIIE	Citibank N.A.	11/15/19	MXN	388	(10)	4	(14)
5.04%[1]	28-day MXIBTIIE	Bank of America N.A.	11/18/19	MXN	365	65	1	64
4.81%[2]	28-day MXIBTIIE	Bank of America N.A.	1/28/20	MXN	283	(350)	—	(350)
5.59%[2]	28-day MXIBTIIE	Goldman Sachs International	3/04/20	MXN	994	957	(4)	961
5.42%[2]	28-day MXIBTIIE	Goldman Sachs International	3/06/20	MXN	568	264	(9)	273
5.23%[2]	28-day MXIBTIIE	Bank of America N.A.	3/12/20	MXN	756	(108)	(3)	(105)
5.21%[2]	28-day MXIBTIIE	Deutsche Bank AG	3/16/20	MXN	871	(191)	(3)	(188)
2.57%[2]	3-month LIBOR	Deutsche Bank AG	10/27/20	USD	200	12,354	—	12,354
12.97%[2]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	101	73	—	73
11.41%[1]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	82	1,922	2	1,920
12.05%[2]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	43	(600)	—	(600)
11.84%[2]	1-day BZDIOVER	HSBC Bank PLC	1/04/21	BRL	29	(506)	—	(506)
11.72%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/21	BRL	9	(185)	—	(185)
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	210	(21,851)	—	(21,851)
3.25%[1]	3-month LIBOR	UBS AG	7/05/21	USD	300	(29,753)	—	(29,753)
2.16%[1]	3-month LIBOR	Bank of America N.A.	5/28/23	USD	100	(2,649)	—	(2,649)
2.32%[2]	3-month LIBOR	Bank of America N.A.	5/31/23	USD	200	7,840	—	7,840
2.31%[1]	3-month LIBOR	Deutsche Bank AG	5/31/23	USD	100	(3,860)	—	(3,860)
6.19%[2]	28-day MXIBTIIE	Goldman Sachs International	7/25/24	MXN	485	586	(3)	589
6.37%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	9/18/24	MXN	370	1,009	(2)	1,011
5.84%[2]	28-day MXIBTIIE	Deutsche Bank AG	11/14/24	MXN	544	(184)	(3)	(181)
5.85%[2]	28-day MXIBTIIE	Deutsche Bank AG	11/14/24	MXN	237	(70)	(1)	(69)
5.73%[1]	28-day MXIBTIIE	Bank of America N.A.	1/03/25	MXN	336	414	5	409
5.55%[2]	28-day MXIBTIIE	Bank of America N.A.	1/13/25	MXN	244	(525)	(1)	(524)
5.56%[2]	28-day MXIBTIIE	Goldman Sachs International	1/13/25	MXN	577	(1,240)	(2)	(1,238)
5.88%	28-day MXIBTIIE	Goldman Sachs International	1/28/25	MXN	2	(126)	(130)	4
6.04%[2]	28-day MXIBTIIE	Bank of America N.A.	3/17/25	MXN	218	16	(1)	17
6.04%[2]	28-day MXIBTIIE	Credit Suisse International	3/17/25	MXN	146	10	(1)	11
7.48%[2]	3-month JIBAR	JPMorgan Chase Bank N.A.	3/25/25	ZAR	539	(731)	(3)	(728)
Total						$(34,324)	$(106)	$(34,218)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

16	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Total Return Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$7,256,908	$1,251,549	$8,508,457
Corporate Bonds	—	17,923,147	—	17,923,147
Floating Rate Loan Interests	—	131,011	—	131,011
Foreign Agency Obligations	—	151,901	—	151,901
Foreign Government Obligations	—	1,793,139	—	1,793,139
Non-Agency Mortgage-Backed Securities	—	6,282,669	1,079,434	7,362,103
Preferred Securities	$288,439	220,172	—	508,611
Taxable Municipal Bonds	—	667,663	—	667,663
U.S. Government Sponsored Agency Securities	—	35,363,144	46,800	35,409,944
U.S. Treasury Obligations	—	14,989,137	—	14,989,137
Short-Term Securities:
Money Market Funds	1,790,969	—	—	1,790,969
Options Purchased:
Interest Rate Contracts	2,194	166,986	—	169,180
Liabilities:
Investments:
TBA Sale Commitments	—	(15,117,278)	—	(15,117,278)

Total	$2,081,602	$69,828,599	$2,377,783	$74,287,984

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$31,107	—	$31,107
Foreign currency exchange contracts	—	134,420	—	134,420
Interest rate contracts	$48,950	41,477	—	90,427
Liabilities:
Credit contracts	—	(22,375)	—	(22,375)
Foreign currency exchange contracts	—	(26,596)	—	(26,596)
Interest rate contracts	(23,335)	(260,507)	—	(283,842)

Total	$25,615	$(102,474)	—	$(76,859)

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and option written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and option written are shown at value.

•     The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$106,237	—	—	$106,237
Cash pledged for centrally cleared swaps	90,000	—	—	90,000
Liabilities:
Foreign bank overdraft	—	$(165,566)	—	(165,566)
Reverse repurchase agreements	—	(5,180,931)	—	(5,180,931)

Total	$196,237	$(5,346,497)	—	$(5,150,260)

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2015.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	17

Schedule of Investments (concluded)	BlackRock Total Return Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of December 31, 2014	$1,265,336	$147,350	$902,586	—	$2,315,272
Transfers into Level 3[1]	740,488	—	—	—	740,488
Transfers out of Level 3[2]	(913,293)	—	(243,210)	—	(1,156,503)
Accrued discounts/premiums	30	—	242	$(9)	263
Net realized gain (loss)	1	—	611	—	612
Net change in unrealized appreciation/depreciation[3]	5,601	(733)	(2,406)	259	2,721
Purchases	200,000	—	459,801	46,550	706,351
Sales	(46,614)	(146,617)	(38,190)	—	(231,421)
Closing Balance, as of March 31, 2015	$1,251,549	—	$1,079,434	$46,800	$2,377,783

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015[3]	$5,601	—	$(2,404)	$259	$3,456

[1]

As of December 31, 2014, the Fund used significant observable inputs in determining the value of certain investments. As of March 31, 2015, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $740,488 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of December 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $1,156,503 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015 is generally due to investments no longer held or categorized as level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

18	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.33%, 8/15/25 (a)(b)	USD	500	$492,051
Invitation Homes Trust, Series 2015-SFR2, Class A, 1.53%, 6/17/32		300	300,000
OCP CLO Ltd., Series 2012-2A, Class A2, 1.74%, 11/22/23 (a)(b)		600	599,050
Progress Residential Trust, Series 2015-SFR1, Class A, 1.57%, 2/17/32		400	401,134
Washington Mill CLO Ltd., Series 2014-1A, Class A1, 1.73%, 4/20/26 (a)(b)		400	397,360
Total Asset-Backed Securities — 3.0%			2,189,595

Corporate Bonds
Banks — 3.1%
The Bank of Nova Scotia, 1.75%, 3/22/17 (a)		470	477,099
Bank of Scotland PLC, 5.25%, 2/21/17 (a)		150	162,036
The Toronto-Dominion Bank, 1.50%, 3/13/17 (a)		1,630	1,647,330

			2,286,465
Diversified Financial Services — 0.2%
Northern Rock Asset Management PLC, 5.63%, 6/22/17 (a)		100	109,391
Thrifts & Mortgage Finance — 0.6%
Cie de Financement Foncier SA, 2.50%, 9/16/15 (a)		400	403,604
Total Corporate Bonds — 3.9%			2,799,460

Foreign Government Obligations
Italy — 0.6%
Buoni Poliennali Del Tesoro Inflation Linked Bond:
2.35%, 9/15/19	EUR	233	306,934
2.10%, 9/15/21		80	105,614

			412,548
Mexico — 0.3%
United Mexican States, 8.00%, 12/07/23	MXN	3,200	239,340
Total Foreign Government Obligations — 0.9%			651,888

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 2.5%
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4, 5.45%, 1/15/49	USD	373	396,378

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.67%, 7/05/33 (a)(b)	USD	600	$610,506
GAHR Commericial Mortgage Trust, Series 2015-NRF, Class AFL1, 1.47%, 12/15/16 (a)(b)		800	799,794

			1,806,678
Interest Only Commercial Mortgage-Backed Securities — 2.3%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR5, Class XA, 1.89%, 12/10/45 (b)		3,886	357,411
Series 2013-CR7, Class XA, 1.53%, 3/10/46 (b)		2,798	220,148
Series 2014-CR14, Class XA, 1.04%, 2/10/47 (b)		1,109	52,863
Series 2015-CR22, Class XA, 1.17%, 3/10/48 (b)		1,900	134,191
Commercial Mortgage Trust:
Series 2015-DC1, Class XA, 1.34%, 2/10/48		2,920	235,843
Series 2015-LC19, Class XA, 1.24%, 2/10/48 (b)		1,299	118,480
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XA, 1.12%, 4/15/50		2,100	146,672
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA, 1.57%, 4/15/46 (b)		3,357	284,119
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class XA, 1.46%, 3/15/47 (b)		1,261	103,881

			1,653,608
Total Non-Agency Mortgage-Backed Securities — 4.8%			3,460,286

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 7.8%
Fannie Mae:
1.63%, 10/26/15		2,265	2,283,109
5.50%, 3/01/20		94	99,068
Federal Home Loan Bank:
1.95%, 7/24/18		1,345	1,350,862
4.00%, 4/10/28		400	449,017
Freddie Mac, 1.25%, 1/30/18		1,500	1,501,135

			5,683,191
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac, Series K043, Class X1, 0.68%, 12/25/24 (b)		2,600	117,842

Portfolio Abbreviations

AUD	Australian Dollar	EUR	Euro	OTC	Over-the-counter
BRL	Brazillian Real	INR	Indian Rupee	PLN	Polish Zloty
CAD	Canadian Dollar	LIBOR	London Interbank Offered Rate	TBA	To-be-announced
CHF	Swiss Franc	MXN	Mexican Peso	USD	U.S. Dollar
CLO	Collateralized Loan Obligation	MYR	Malaysian Ringgit	ZAR	South African Rand
COP	Colombian Peso

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Ginnie Mae:
Series 2002-83, Class IO, 0.00%, 10/16/42 (b)	USD	553	$6
Series 2003-109, Class IO, 0.00%, 11/16/43 (b)		2,302	23
Series 2003-17, Class IO, 0.00%, 3/16/43 (b)		1,102	11
Series 2004-9, Class IO, 0.00%, 3/16/34 (b)		60	1

			117,883
Mortgage-Backed Securities — 97.4%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/30 (c)		1,600	1,642,214
3.00%, 4/01/29-4/01/45 (b)(c)		9,156	9,496,010
3.14%, 3/01/41 (b)		75	79,471
3.18%, 12/01/40 (b)		86	91,206
3.34%, 6/01/41 (b)		117	124,027
3.50%, 7/01/26-4/01/45 (b)(c)		5,374	5,699,139
4.00%, 2/01/25-4/01/45 (c)		8,173	8,739,189
4.50%, 6/01/26-4/01/45 (c)		4,157	4,538,774
5.00%, 4/01/30-4/01/45 (c)		4,390	4,816,666
5.50%, 11/01/21-4/01/45 (c)		1,047	1,176,719
6.00%, 4/01/35-4/01/45 (c)		954	1,090,589
6.50%, 5/01/40		600	689,150
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/43-4/01/45 (c)		4,619	4,716,382
3.02%, 2/01/41 (b)		87	92,775
3.50%, 4/01/42-4/01/45 (c)		627	661,558
4.00%, 8/01/44-4/01/45 (c)		4,843	5,171,895
4.50%, 2/01/39-4/01/45 (c)		2,830	3,081,338
5.00%, 8/01/40-4/01/45 (c)		1,100	1,220,471
5.50%, 6/01/41-4/01/45 (c)		512	573,925
8.00%, 3/01/30-6/01/31		19	20,314
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/45 (c)		1,700	1,749,726
3.50%, 5/15/43-4/15/45 (c)		5,877	6,178,677
4.00%, 10/20/40-4/15/45		5,000	5,340,404
4.50%, 5/20/41-2/15/42 (c)		3,208	3,513,801
5.00%, 7/15/39-12/15/40		161	179,470

			70,683,890
Total U.S. Government Sponsored Agency Securities — 105.4%			76,484,964

U.S. Treasury Obligations
U.S. Treasury Bonds, 2.50%, 2/15/45		5,701	5,648,343
U.S. Treasury Inflation Indexed Bonds, 1.38%, 2/15/44		142	167,395
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25		262	263,316
U.S. Treasury Notes:
0.50%, 3/31/17		2,520	2,517,244
0.88%, 6/15/17 (d)		4,350	4,372,768
0.63%, 11/30/17 (d)		8,460	8,424,307
1.25%, 10/30/18 (d)		680	683,241
1.63%, 3/31/19 (d)		1,505	1,530,397
1.38%, 10/31/19-3/31/20 (d)		4,695	4,703,720
1.75%, 2/28/22-3/31/22		2,970	2,977,955
2.50%, 8/15/23 (d)		1,255	1,320,790
2.38%, 8/15/24 (d)		1,218	1,266,565
2.00%, 2/15/25		3,937	3,961,813
Total U.S. Treasury Obligations — 52.1%			37,837,854

		Value
Total Long-Term Investments (Cost — $122,554,032) — 170.1%		$123,424,047

	Shares
Money Market Funds — 14.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (e)(f)	10,744,951	10,744,951
Total Short-Term Securities (Cost — $10,744,951) — 14.8%		10,744,951

Options Purchased
(Cost — $194,656) — 0.2%		178,674
Total Investments Before Options Written and TBA Sale Commitments (Cost — $133,493,639*) — 185.1%		134,347,672

Options Written
(Premiums Received — $286,753) — (0.4)%		(308,039)

TBA Sale Commitments (c)	Par (000)
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/30	500	(513,516)
3.00%, 4/01/30-4/01/45	8,075	(8,345,558)
3.50%, 4/01/30-4/01/45	3,800	(4,005,695)
4.00%, 4/01/45	6,050	(6,468,773)
4.50%, 4/01/45	1,100	(1,200,031)
5.00%, 4/01/45	2,700	(3,000,296)
5.50%, 4/01/45	800	(901,094)
6.00%, 4/01/45	200	(228,156)
Freddie Mac Mortgage-Backed Securities:
4.00%, 4/01/45	1,900	(2,029,438)
4.50%, 4/01/45	2,000	(2,176,844)
5.50%, 4/01/45	100	(112,203)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/45	200	(205,934)
3.50%, 4/15/45	3,100	(3,258,993)
4.00%, 4/15/45	3,900	(4,155,176)
4.50%, 4/15/45	1,300	(1,425,306)
Total TBA Sale Commitments (Proceeds — $37,839,119) — (52.4)%		(38,027,013)
Total Investments Net of Options Written and TBA Sale Commitments — 132.3%		96,012,620
Liabilities in Excess of Other Assets — (32.3)%		(23,436,161)

Net Assets — 100.0%		$72,576,459

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$133,532,316

Gross unrealized appreciation	$1,521,300
Gross unrealized depreciation	(705,944)

Net unrealized appreciation	$815,356

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents or includes a TBA transaction. As of March 31, 2015, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$960,781	$4,156
BNP Paribas Securities Corp.	$105,223	$520
Citigroup Global Markets, Inc.	$(832,589)	$(2,864)
Credit Suisse Securities (USA) LLC	$9,971,911	$65,555
Deutsche Bank Securities, Inc.	$(2,602,461)	$(51,821)
Goldman Sachs & Co.	$(3,854,317)	$(30,663)
J.P. Morgan Securities LLC	$1,489,418	$9,990
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(1,172,394)	$(7,792)
Morgan Stanley & Co. LLC	$2,087,024	$7,520
Nomura Securities International, Inc.	$(115,809)	$480
RBC Capital Markets, LLC	$210,062	$1,758
SG Americas Securities LLC	$(108,898)	$(399)
Wells Fargo Securities, LLC	$106,660	$973

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,005,262	9,739,689	10,744,951	$5,668

(f)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of March 31, 2015, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
RBC Capital Markets LLC	0.35%	6/26/14	Open	$8,333,100	$8,343,433
BNP Paribas Securities Corp.	0.10%	8/28/14	Open	4,355,437	4,358,051
BNP Paribas Securities Corp.	0.39%	12/18/14	Open	1,248,450	1,249,272
Credit Suisse Securities (USA) LLC	0.28%	12/18/14	Open	675,750	676,156
Credit Suisse Securities (USA) LLC	0.28%	12/18/14	Open	1,100,856	1,101,423
Credit Suisse Securities (USA) LLC	0.28%	12/18/14	Open	1,306,769	1,307,554
Credit Suisse Securities (USA) LLC	0.28%	12/18/14	Open	1,516,288	1,517,199
Total				$18,536,650	$18,553,088

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	3

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(7)	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	1,744,225	$(2,721)
(6)	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	1,484,550	(3,258)
(1)	Euro-BTP Italian Government Bond Futures	Eurex	June 2015	USD	151,158	(517)
4	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	June 2015	USD	655,500	9,369
(9)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2015	USD	1,160,156	(5,131)
(52)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2015	USD	11,396,125	(29,126)
10	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2015	USD	1,202,109	1,999
(5)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	June 2015	USD	849,375	(15,739)
(11)	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	2,736,800	(7,577)
1	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	248,363	61
8	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	1,983,200	2,489
(2)	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	493,875	(1,152)
3	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	739,463	370
6	Euro Dollar Futures	Chicago Mercantile	December 2017	USD	1,471,125	7,193
Total						$(43,740)

•	As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	14,259	USD	4,585	Credit Suisse International	4/02/15	$(120)
BRL	14,826	USD	4,585	Royal Bank of Scotland PLC	4/02/15	58
USD	9,170	BRL	29,110	Royal Bank of Scotland PLC	4/02/15	54
MXN	365,370	USD	24,400	Deutsche Bank AG	4/08/15	(460)
MXN	163,768	USD	11,000	JPMorgan Chase Bank N.A.	4/08/15	(269)
USD	4,000	ZAR	47,983	Barclays Bank PLC	4/08/15	49
USD	5,000	ZAR	62,420	BNP Paribas S.A.	4/13/15	(135)
USD	8,000	ZAR	98,474	BNP Paribas S.A.	4/13/15	(101)
USD	32,300	ZAR	398,355	Royal Bank of Scotland PLC	4/13/15	(469)
ZAR	15,751	USD	1,333	Barclays Bank PLC	4/13/15	(37)
ZAR	94,914	USD	8,000	BNP Paribas S.A.	4/13/15	(192)
ZAR	78,841	USD	6,667	BNP Paribas S.A.	4/13/15	(182)
ZAR	73,856	USD	6,000	BNP Paribas S.A.	4/13/15	75
ZAR	62,721	USD	5,000	BNP Paribas S.A.	4/13/15	159
ZAR	15,754	USD	1,333	Citibank N.A.	4/13/15	(37)
ZAR	31,480	USD	2,667	Deutsche Bank AG	4/13/15	(77)
ZAR	106,172	USD	9,000	JPMorgan Chase Bank N.A.	4/13/15	(266)
PLN	69,603	EUR	17,000	Credit Suisse International	4/15/15	75
PLN	17,371	EUR	4,250	Deutsche Bank AG	4/15/15	11
PLN	17,366	EUR	4,250	Goldman Sachs International	4/15/15	10
PLN	17,368	EUR	4,667	Morgan Stanley Capital Services LLC	4/15/15	(86)
PLN	17,365	EUR	4,250	UBS AG	4/15/15	10
USD	4,667	EUR	4,250	Morgan Stanley Capital Services LLC	4/15/15	97
ZAR	59,147	USD	5,000	BNP Paribas S.A.	4/15/15	(136)
ZAR	35,851	USD	3,000	Royal Bank of Scotland PLC	4/15/15	(52)
ZAR	35,981	USD	3,000	Standard Chartered Bank	4/15/15	(41)
EUR	301,000	USD	325,896	Bank of America N.A.	4/21/15	(2,152)
EUR	159,000	USD	170,668	Citibank N.A.	4/21/15	140
EUR	15,000	USD	15,958	Goldman Sachs Bank USA	4/21/15	175

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	150,977	EUR	139,000	Citibank N.A.	4/21/15	$1,474
USD	1,275,170	EUR	1,105,000	Citibank N.A.	4/21/15	86,675
USD	193,895	EUR	173,000	Deutsche Bank AG	4/21/15	7,823
USD	26,754	EUR	23,900	Morgan Stanley Capital Services LLC	4/21/15	1,048
USD	236,286	MXN	3,673,000	Barclays Bank PLC	4/21/15	(4,167)
COP	23,091,750	USD	9,000	Royal Bank of Scotland PLC	4/27/15	(149)
USD	9,000	COP	22,860,000	Goldman Sachs International	4/27/15	238
USD	32,000	MYR	118,304	Deutsche Bank AG	4/30/15	149
BRL	69	USD	21	UBS AG	5/05/15	—
USD	4,585	BRL	14,948	Royal Bank of Scotland PLC	5/05/15	(54)
USD	364,395	AUD	470,000	Bank of America N.A.	6/17/15	7,994
USD	360,303	AUD	473,000	Citibank N.A.	6/17/15	1,628
USD	370,000	CHF	356,710	JPMorgan Chase Bank N.A.	6/17/15	1,753
USD	93,230	EUR	85,366	HSBC Bank PLC	6/17/15	1,341
USD	165,110	EUR	156,000	Morgan Stanley Capital Services LLC	6/17/15	(2,811)
Total						$99,043

•	As of March 31, 2015, OTC options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
USD Currency	Deutsche Bank AG	Call	INR	64.30	4/15/15	USD	25	$6
USD Currency	BNP Paribas S.A.	Call	CAD	1.33	7/09/15	USD	3,000	22,881
Total								$22,887

•	As of March 31, 2015, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Citibank N.A.	Call	2.53%	Receive	3-month LIBOR	9/30/15	USD	1,248	$49,515
5-Year Interest Rate Swap	Bank of America N.A.	Call	2.09%	Receive	3-month LIBOR	2/10/16	USD	3,050	65,014
5-Year Interest Rate Swap	Citibank N.A.	Put	2.53%	Pay	3-month LIBOR	9/30/15	USD	1,248	2,569
5-Year Interest Rate Swap	Bank of America N.A.	Put	2.09%	Pay	3-month LIBOR	2/10/16	USD	3,050	35,769
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/20/17	USD	600	2,920
Total									$155,787

•	As of March 31, 2015, OTC interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.50%	Pay	3-month LIBOR	5/22/15	USD	700	$(28,764)
10-Year Interest Rate Swap	Citibank N.A.	Call	3.00%	Pay	3-month LIBOR	9/30/15	USD	658	(52,903)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.55%	Pay	3-month LIBOR	1/21/16	USD	1,800	(13,667)
10-Year Interest Rate Swap	Bank of America N.A.	Call	2.37%	Pay	3-month LIBOR	2/10/16	USD	1,605	(58,231)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	3.45%	Pay	3-month LIBOR	5/09/16	USD	700	(77,991)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.50%	Receive	3-month LIBOR	5/22/15	USD	700	(2)
10-Year Interest Rate Swap	Citibank N.A.	Put	3.00%	Receive	3-month LIBOR	9/30/15	USD	658	(1,901)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	5

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

As of March 31, 2015, OTC interest rate swaptions written were as follows: (concluded)

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.55%	Receive	3-month LIBOR	1/21/16	USD	1,800	$(30,241)
10-Year Interest Rate Swap	Bank of America N.A.	Put	2.37%	Receive	3-month LIBOR	2/10/16	USD	1,605	(38,914)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.45%	Receive	3-month LIBOR	5/09/16	USD	700	(4,191)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/20/17	USD	1,200	(1,234)
Total									$(308,039)

•	As of March 31, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Depreciation
1.26%[1]	3-month LIBOR	Chicago Mercantile	1/12/16[2]	1/12/17	USD	3,847	$(9,996)
3.26%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/18/24	USD	1,700	(155,880)
2.31%[1]	3-month LIBOR	Chicago Mercantile	N/A	3/11/25	USD	100	(2,762)
2.99%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/15/40	USD	400	(49,077)
Total							$(217,715)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

•	As of March 31, 2015, OTC interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Unrealized Appreciation
2.36%[1]	3-month LIBOR	Citibank N.A.	12/20/15	USD	1,300	$27,040	$27,040
2.50%[1]	3-month LIBOR	Deutsche Bank AG	9/30/20	USD	300	14,312	14,312
2.57%[1]	3-month LIBOR	Deutsche Bank AG	10/19/20	USD	300	18,766	18,766
Total						$60,118	$60,118

[1]	Fund pays the floating rate and receives the fixed rate.

•	As of March 31, 2015, OTC total return swaps outstanding were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/39	USD	339	$2,388	$(223)	$2,611
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/39	USD	301	2,123	3,188	(1,065)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/39	USD	278	1,963	5,207	(3,244)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/39	USD	241	1,698	(2,198)	3,896
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/39	USD	286	(2,017)	(3,367)	1,350
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/39	USD	452	(3,184)	(5,175)	1,991

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

As of March 31, 2015, OTC total return swaps outstanding were as follows: (concluded)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/39	USD	421	$(2,972)	$(3,786)	$814
Total						$(1)	$(6,354)	$6,353

[1]	Fund pays the floating rate and receives the total return of the reference entity.

[2]	Fund pays the total return of the reference entity and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,792,235	$397,360	$2,189,595
Corporate Bonds	—	2,799,460	—	2,799,460
Foreign Government Obligations	—	651,888	—	651,888
Non-Agency Mortgage-Backed Securities	—	3,179,423	280,863	3,460,286
U.S. Government Sponsored Agency Securities	—	76,484,964	—	76,484,964
U.S. Treasury Obligations	—	37,837,854	—	37,837,854
Short-Term Securities:
Money Market Funds	$10,744,951	—	—	10,744,951
Options Purchased:
Foreign Currency Exchange Contracts	—	22,887	—	22,887
Interest Rate Contracts	—	155,787	—	155,787
Liabilities:
Investments:
TBA Sale Commitments	—	(38,027,013)	—	(38,027,013)

Total	$10,744,951	$84,897,485	$678,223	$96,320,659

BLACKROCK SERIES FUND, INC.	MARCH 31, 2015	7

Schedule of Investments (concluded)	BlackRock U.S. Government Bond Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$111,036	—	$111,036
Interest rate contracts	$21,481	70,780	—	92,261
Liabilities:
Foreign currency exchange contracts	—	(11,993)	—	(11,993)
Interest rate contracts	(65,221)	(530,063)	—	(595,284)
Total	$(43,740)	$(360,240)	—	$(403,980)

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency contracts and options written. Swaps, financial futures contracts and forward foreign currency contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$804,784	—	—	$804,784
Cash pledged for financial futures contracts	85,000	—	—	85,000
Cash pledged for centrally cleared swaps	120,000	—	—	120,000
Liabilities:
Foreign bank overdraft	—	$(309,825)	—	(309,825)
Reverse repurchase agreements	—	(18,553,088)	—	(18,553,088)
Total	$1,009,784	$(18,862,913)	—	$(17,853,129)

During the period ended March 31, 2015, there were no transfers between levels.

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: May 22, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: May 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund, Inc.

Date: May 22, 2015